                                                     Registration Nos. 333-34199
                                                                       811-04867

       As filed with the Securities and Exchange Commission on May 2, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

     Pre-effective Amendment No.    [  ]

     Post-Effective Amendment No.   [13]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                            [X]

     Amendment No.                  [5]

                VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           AIG LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 One ALICO Plaza
                                 600 King Street
                           Wilmington, Delaware 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on May 2, 2005 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXECUTIVE ADVANTAGE(SM)

GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies") issued by AIG Life Insurance Company ("AIG Life") through its Variable Account II

                            This prospectus is dated
                                   May 2, 2005

AIG Life Insurance Company ("AIG Life") is offering life insurance coverage under the Executive Advantage(SM) group flexible premium variable universal life policy (the "Policy"). The Policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the Beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the Policy in this prospectus is fully applicable to your certificate and the word "Policy" includes any such certificate.

For information on how to contact AIG Life, please see page 5.

The Index of Special Words and Phrases on page 49 will define many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus.

This prospectus generally describes only the variable portions of the Policy. Please read this prospectus carefully and keep it for future reference.

The Guaranteed Account is part of our general account. You can use AIG Life's Variable Account II ("Variable Account") to invest in the Executive Advantage variable investment options. Currently, the Executive Advantage variable investment options each purchase shares of a corresponding Fund of:

..    AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein
     VPSF")
..    American Century Variable Portfolios, Inc. ("American Century VP")
..    Credit Suisse Trust ("Credit Suisse Trust")
..    Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
..    Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
     VIP")
..    Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT")
..    J.P. Morgan Series Trust II ("JPMorgan ST II")
..    FAM Variable Series Funds, Inc. ("Mercury")
..    Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")
..    PIMCO Variable Insurance Trust ("PIMCO VIT")
..    The Universal Institutional Funds, Inc. ("UIF")
..    VALIC Company I ("VALIC Co. I")
..    Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF")

See "Variable Investment Options" on page 17 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should also read the prospectuses of the Funds underlying variable investment options that may interest you. You can request free copies from your AIG Life representative or from our Administrative Center shown on page 5 of this prospectus.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance Policy. You may wish to consult with your insurance representative or financial adviser.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

POLICY BENEFITS/RISKS SUMMARY ................................................ 6
POLICY BENEFITS .............................................................. 6
    Death Benefit ............................................................ 6
           Death Benefit Proceeds ............................................ 6
           Death Benefit Options ............................................. 6
    Full Surrenders, Partial Surrenders, Transfers, and Policy Loans ......... 6
           Full Surrenders ................................................... 6
           Partial Surrenders ................................................ 7
           Transfers ......................................................... 7
           Loans ............................................................. 7
    Premiums ................................................................. 7
           Flexibility of Premiums ........................................... 7
           Free Look ......................................................... 7
    The Policy ............................................................... 7
           Ownership Rights .................................................. 7
           Variable Account .................................................. 7
           Guaranteed Account ................................................ 8
           Account Value ..................................................... 8
           Payment Options ................................................... 8
           Tax Benefits ...................................................... 8
    Supplemental Benefits and Riders ......................................... 8
POLICY RISKS ................................................................. 8
    Investment Risk .......................................................... 8
    Risk of Lapse ............................................................ 9
    Tax Risks ................................................................ 9
    Partial Surrender and Full Surrender Risks ............................... 9
    Policy Loan Risks ....................................................... 10
PORTFOLIO RISKS ............................................................. 10
TABLES OF CHARGES ........................................................... 11
GENERAL INFORMATION ......................................................... 15
    AIG Life Insurance Company .............................................. 15
    The Variable Account .................................................... 15
    Additional Information .................................................. 15
    Communication with AIG Life ............................................. 15
           Administrative Center ............................................ 15
    Applying for a Policy ................................................... 16
           Our age requirement for the Insured .............................. 16
           The minimum Face Amount .......................................... 16
           We require a minimum initial premium ............................. 16
           When your coverage will be effective ............................. 16
           General .......................................................... 16
    Variable Investment Options ............................................. 17
    Guaranteed Investment Option ............................................ 19
    Guaranteed Account Value ................................................ 19
    Voting Privileges ....................................................... 20
    Illustrations ........................................................... 20
POLICY FEATURES ............................................................. 21
    Death Benefits .......................................................... 21
           Your Face Amount of insurance .................................... 21
           Your death benefit ............................................... 21
           Life Insurance Proceeds .......................................... 22
           Payment of Life Insurance Proceeds ............................... 22
           Amount of Life Insurance Proceeds ................................ 22
    Tax Qualification Options ............................................... 22
    Changes in Death Benefit Options ........................................ 23
           How to request a change .......................................... 23
           Tax consequences of changes in insurance coverage ................ 23
    Premium Payments ........................................................ 23
           Restrictions on Premium .......................................... 23

           Minimum Initial Premium .......................................... 24
           Planned Periodic Premium ......................................... 24
           Additional Premium ............................................... 24
           Effect of Premium Payments ....................................... 24
           Grace Period ..................................................... 24
           Premium Allocations .............................................. 25
           Allocation Rules ................................................. 25
           Crediting Premium ................................................ 25
           Future premium payments .......................................... 25
    Determining the Account Value ........................................... 26
    Account Value in the Subaccounts ........................................ 26
           Accumulation Unit Values ......................................... 27
           Net Investment Factor ............................................ 27
           Guaranteed Account Value ......................................... 27
           Net Account Value ................................................ 27
           Cash Surrender Value ............................................. 27
           Net Cash Surrender Value ......................................... 27
    Transfers ............................................................... 28
           Minimum amount of transfer ....................................... 28
           Form of transfer request ......................................... 28
           Transfers from the Guaranteed Account ............................ 28
           Date We Process Your Transfer Request ............................ 28
           Number of Permitted Transfers/Transfer Charge .................... 28
    Dollar Cost Averaging ................................................... 28
           Processing your automatic dollar cost averaging transfers ........ 29
    Market Timing ........................................................... 29
    Fund-Rejected Transfers ................................................. 30
    Changing the Face Amount of Insurance ................................... 30
           Changes in Face Amount ........................................... 30
           Increases in Face Amount ......................................... 30
           Decreases in Face Amount ......................................... 30
           Consequences of a Change in Face Amount .......................... 31
    Effective Date of Policy and Related Transactions ....................... 31
           Valuation dates, times, and periods .............................. 31
           Fund Pricing ..................................................... 31
           Date of receipt .................................................. 31
           Commencement of insurance coverage ............................... 31
           Issue Date; Policy months and years .............................. 31
           Monthly deduction days ........................................... 31
           Commencement of investment performance ........................... 31
           Effective date of other premium payments and requests that you make ....................................................... 32
    Reports to Policy Owners ................................................ 32
POLICY TRANSACTIONS ......................................................... 33
    Withdrawing Policy Investments .......................................... 33
           Full surrender ................................................... 33
           Partial surrender ................................................ 33
           Loans ............................................................ 33
           Maximum Loan Amount .............................................. 33
           Interest ......................................................... 34
           Loan Account ..................................................... 34
           Effect of a Loan ................................................. 34
           Outstanding Loan ................................................. 34
           Loan Repayment ................................................... 34
    Maturity of your Policy ................................................. 34
    Tax considerations ...................................................... 35
POLICY PAYMENTS ............................................................. 35
    Payment Options ......................................................... 35
           Change of payment option ......................................... 35
           Tax impact ....................................................... 35
    The Beneficiary ......................................................... 35
    Assignment of a Policy .................................................. 35

    Payment of Proceeds ..................................................... 35
           General .......................................................... 35
           Delay of Guaranteed Account option proceeds ...................... 36
           Delay for check clearance ........................................ 36
           Delay of Variable Account proceeds ............................... 36
           Delay to challenge coverage ...................................... 36
           Delay required under applicable law .............................. 36
ADDITIONAL RIGHTS THAT WE HAVE .............................................. 37
CHARGES UNDER THE POLICY .................................................... 37
    Deductions From Premium ................................................. 38
           Monthly Deduction From Account Value ............................. 38
           Administrative Charge ............................................ 38
           Cost of Insurance Charge ......................................... 38
    Net Amount at Risk ...................................................... 39
           Rate Classes for Insureds ........................................ 39
    Legal Considerations Relating to Sex-Distinct Premiums and Benefits ..... 40
    Deduction From Variable Account Assets .................................. 40
           Mortality and Expense Risk Charge ................................ 40
    Deductions Upon Policy Transactions ..................................... 41
           Transfer Charge .................................................. 41
           Surrender Charge ................................................. 41
           Surrender Charge Calculation ..................................... 41
           Surrender Charge Based On An Increase Or Decrease In Face Amount . 42
           Partial Surrender Charge ......................................... 42
           Partial Surrender Charge Due to Decrease in Face Amount .......... 42
           Partial Surrender Administrative Charge .......................... 42
           Discount Purchase Programs ....................................... 42
OTHER POLICY PROVISIONS ..................................................... 42
    Right to Exchange ....................................................... 42
    More About Policy Charges ............................................... 43
           Purpose of our charges ........................................... 43
           General .......................................................... 43
    Account Value ........................................................... 43
           Your Account Value ............................................... 43
           Your investment options .......................................... 44
           The Guaranteed Account ........................................... 44
POLICY LAPSE AND REINSTATEMENT .............................................. 44
    Reinstatement ........................................................... 44
FEDERAL INCOME TAX CONSIDERATIONS ........................................... 45
    Tax Status of the Policy ................................................ 45
    AIG Life ................................................................ 45
    Diversification and Investor Control .................................... 45
    Tax Treatment of the Policy ............................................. 46
    Tax Treatment of Policy Benefits In General ............................. 46
    Pre-Death Distribution .................................................. 46
    Policies Not Classified as Modified Endowment Contracts ................. 46
    Modified Endowment Contracts ............................................ 47
    Interest on Loans ....................................................... 47
       Policy Exchanges and Modifications ................................... 48
    Withholding ............................................................. 48
    Contracts Issued in Connection With Tax Qualified Pension Plans ......... 48
    Possible Charge for AIG Life's Taxes .................................... 48
LEGAL PROCEEDINGS ........................................................... 48
FINANCIAL STATEMENTS ........................................................ 48
INDEX OF SPECIAL WORDS AND PHRASES .......................................... 49
APPENDIX A .................................................................. 51

CONTACT INFORMATION: Here is how you can contact us about the AIG Life Executive Advantage Policies:

        ---------------------------------------------------------------
        Administrative Center:               Home Office:
        ---------------------------------------------------------------
        AIG Life Insurance Company           AIG Life Insurance Company
        One ALICO Plaza                      One ALICO Plaza
        600 King Street, CLMK                600 King Street
        Wilmington, Delaware 19801           Wilmington, Delaware 19801
        1-302-594-2352                       1-302-594-2352
        ---------------------------------------------------------------

                          POLICY BENEFITS/RISKS SUMMARY

     This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

                                 POLICY BENEFITS

     You may allocate your Account Value among the 45 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

Death Benefit

..    Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and any accrued loan interest) to the Beneficiary when the Insured person dies. In your application to buy an Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

..    Death Benefit Options: You must choose one of the two Death Benefit Options when you apply for your Policy:
     .    Level Death Benefit Option or
     .    Increasing Death Benefit Option

     For the Level Death Benefit Option, the death benefit will be the greater of:
     .    Face Amount; or
     . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.
     You should consider this Death Benefit Option if you want to minimize your cost of insurance.

     For the Increasing Death Benefit Option, the death benefit will be the greater of:
     .    Face Amount plus the Account Value; or
     . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.
     You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

     Federal tax law may require us to increase payment under any of the above Death Benefit Options. See "Tax Qualification Options" on page 22.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

..    Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans and any accrued loan interest, and less any surrender charge that then applies. We call this amount your Net Cash Surrender Value. A surrender charge may apply. See "Surrender Charge" on page 41. You cannot reinstate a surrendered Policy. A full surrender may have adverse tax consequences.

..    Partial Surrenders: We will not allow a partial surrender during the first
     Policy year or during the first 12 months following an increase in Face Amount. You may make two partial surrenders per year. A partial surrender must be at least $500 but may not exceed 90% of your Policy's Net Cash Surrender Value. We may deduct the applicable surrender charge on a partial surrender. Currently, we do not assess a processing charge for partial surrenders. A partial surrender may have adverse tax consequences.

..    Transfers: Within certain limits, you may make transfers among the variable investment options and the Guaranteed Account. You may make up to twelve transfers of Account Value among the variable investment options in each Policy year without charge. We currently assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Guaranteed Account.

..    Loans: You may take a loan from your Policy at any time after the first
     Policy year. The maximum loan amount you may take is 90% of your Policy's Net Cash Surrender Value. We charge you interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. You may increase your risk of lapse if you take a loan. Loans may have adverse tax consequences.

Premiums

..    Flexibility of Premiums: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay planned periodic premiums annually. You are not required to pay premiums according to the plan. Under certain circumstances, we may limit the amount of a premium payment or reject a premium payment.

..    Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund of the premiums paid.

          The free look period generally expires the later of:

     .    10 days after you receive the Policy, or
     .    45 days after you sign Part I of the application.

The Policy

..    Ownership Rights: While the Insured person is living, you, as the Owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.

..    Variable Account: You may direct the money in your Policy to any of the variable investment options of the Variable Account. Each variable investment option invests exclusively in one of the Mutual Funds listed in this prospectus.

..    Guaranteed Account: You may place amounts in the Guaranteed Account where it earns interest at the rate of 4% annually. We may declare higher rates of interest, but are not obligated to do so.

..    Account Value: Account Value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

..    Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these payment options is available on request from our Administrative Center.

..    Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance Policy is excludable from the gross income of the Beneficiary until there is a distribution. This means that under a qualifying life insurance Policy, cash value buildups on a tax deferred basis and transfers of cash value among the available investment options under the Policy may be made tax free. Under a qualifying life insurance Policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15th Policy year generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Supplemental Benefits and Riders

     We offer no supplemental benefits or riders with this Policy.

                                  POLICY RISKS

Investment Risk

     The Policy is not suitable as a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. Any applicable surrender charge may be large enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your Account Value may not cover required charges and your Policy would lapse.

     If you invest your Account Value in one or more variable investment options, then you will be subject to the risk that the investment performance of the variable investment options will be unfavorable. You will also be subject to the risk that the Account Value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. We do not guarantee a minimum Account Value.

     If you allocate Net Premiums to the Guaranteed Account, then we credit your Account Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Lapse

     If your Net Cash Surrender Value is not enough to pay the charges deducted against Account Value each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the Cash Surrender Value.

     If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value. We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

Tax Risks

     We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

     Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

     You should consult a qualified tax adviser for assistance in all Policy-related tax matters. See "Federal Income Tax Considerations" on page 45.

Partial Surrender and Full Surrender Risks

     The surrender charge under the Policy applies for the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's Face Amount) in the event you surrender the Policy or decrease the Face Amount. The surrender charge may be considerable. Any Outstanding Loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Account Value in the near future. We designed the Policy to meet long-term financial goals.

A partial surrender or full surrender may have adverse tax consequences.

Policy Loan Risks

     A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the variable investment options and/or Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Guaranteed Account.

     We reduce the amount we pay on the Insured person's death by the amount of any Policy loan and your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the Net Cash Surrender Value to zero.

     If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not previously been taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                 PORTFOLIO RISKS

     A discussion of the risks of each Fund may be found in it's prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting us at the Administrative Center shown on page 5 of this prospectus.

     There is no assurance that any of the Funds will achieve its stated investment objective.

                                TABLES OF CHARGES

     The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy Owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

     The first table describes the fees and expenses that are payable, at the time that you (1) buy a Policy, (2) surrender a Policy during the first 14 Policy years and the first 14 Policy years following an increase in the Policy's Face Amount, (3) change a Policy's Face Amount, or (4) transfer Account Value between investment options.

-------------------------------------------------------------------------------------------------------------------------
                                                   Transaction Fees
-------------------------------------------------------------------------------------------------------------------------
Charge                            When Charge is Deducted                 Maximum Guaranteed        Current Charge
                                                                          Charge
-------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge                Upon receipt of each premium payment    3.5%/1/ of each premium   0%/1/ of each premium
                                                                          payment                   payment
-------------------------------------------------------------------------------------------------------------------------
DAC Tax Charge                    Upon receipt of each premium payment    1%                        0%
-------------------------------------------------------------------------------------------------------------------------
Premium Expense Charge            Upon receipt of each premium payment    9% of the amount of       9% of the amount of
                                                                          each premium payment      each premium payment
-------------------------------------------------------------------------------------------------------------------------
Surrender Charge

 Maximum Charge - for a 55 year   Upon a partial surrender or a full      $48 per $1,000 of         $0 per $1,000 of Face
 old male, smoker with a Face     surrender of your Policy during the     Face Amount               Amount/2/
 Amount of $100,000 for the       first 14 Policy years and during the
 first Policy year/2/             first 14 Policy years following an
                                  increase in the Policy's Face Amount
-------------------------------------------------------------------------------------------------------------------------
 Minimum Charge - for a 18 year   Upon a partial surrender or a full      $13 per $1,000 of         $0 per $1,000 of Face
 old female, nonsmoker with a     surrender of your Policy during the     Face Amount               Amount/2/
 Face Amount of $100,000 for      first 14 Policy years and during the
 the first Policy year/2/         first 14 Policy years following an
                                  increase in the Policy's Face Amount
-------------------------------------------------------------------------------------------------------------------------
 Example Charge - for a 45 year   Upon a partial surrender or a full      $26 per $1,000 of         $0 per $1,000 of Face
 old male, non-smoker with a      surrender of your Policy during the     Face Amount               Amount/2/
 Face Amount of $100,000 for      first 14 Policy years and during the
 the first Policy year/2/         first 14 Policy years following an
                                  increase in the Policy's Face Amount
-------------------------------------------------------------------------------------------------------------------------

----------

     /1/ Premium tax rates vary by state and locality. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.75%, is in the state of Wyoming.

     /2/ The Surrender Charge will vary based on the Insured person's sex, age, risk class, Policy year and Face Amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Page 3B of your Policy will indicate the guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown on page 5 of this prospectus.

-----------------------------------------------------------------------------------------------------------------------------
                                                    Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------
Charge                             When Charge is Deducted                   Maximum Guaranteed         Current Charge
                                                                             Charge
-----------------------------------------------------------------------------------------------------------------------------
Partial Surrender Processing Fee   Upon a partial surrender of your Policy   The lesser of $25 or       $0
                                                                             2% of the amount of
                                                                             the partial surrender
-----------------------------------------------------------------------------------------------------------------------------
Transfer Fee                       Upon a transfer of Account Value          $25 for each transfer/1/   $25 for each
                                                                                                        transfer/1/
-----------------------------------------------------------------------------------------------------------------------------
Policy Loan Interest Charge        Annually (on your Policy anniversary)     8.0% of the                8.0% of the
                                                                             Outstanding Loan           Outstanding Loan
                                                                             balance                    balance
-----------------------------------------------------------------------------------------------------------------------------
Policy Owner Additional            Upon each request for a Policy            $25                        $0
Illustration Charge                illustration after the first in a
                                   Policy year
-----------------------------------------------------------------------------------------------------------------------------
Flat Monthly Charge                Monthly, at the beginning of each         $10                        $7
                                   Policy Month
-----------------------------------------------------------------------------------------------------------------------------
First Year Administrative Charge   Monthly, at the beginning of each         $25                        $0
                                   Policy month during the first Policy
                                   year
-----------------------------------------------------------------------------------------------------------------------------
Face Amount Increase Charge        Monthly, at the beginning of each         $25                        $0
                                   Policy month for the 12 months
                                   immediately following the effective
                                   date of the increase
-----------------------------------------------------------------------------------------------------------------------------

----------

     /1/ The first 12 transfers in a Policy year are free of charge.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    Periodic Charges
                                         (other than Fund fees and expenses)
--------------------------------------------------------------------------------------------------------------------------
Charge                            When Charge is Deducted      Maximum Guaranteed Charge         Current Charge
--------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge/1/

 Maximum Charge - for the first   Monthly, at the beginning    $4.74911 per $1,000 of Net        $2.3204 per $1,000 of Net
 Policy year for a 70 year old    of each Policy month         Amount at Risk/2/                 Amount at Risk
 male, smoker, guaranteed issue
 with a Face Amount of $100,000
--------------------------------------------------------------------------------------------------------------------------
 Minimum Charge - for the first   Monthly, at the beginning    $0.08 per $1,000 of Net Amount    $0.0171 per $1,000 of Net
 Policy year for a 18 year old    of each Policy month         at Risk                           Amount at Risk
 female, nonsmoker, medically
 underwritten, with a Face
 Amount of $100,000
--------------------------------------------------------------------------------------------------------------------------
 Example Charge - for the first   Monthly, at the beginning    $0.28758 per $1,000 of Net        $0.0514 per $1,000 of Net
 Policy year for a 45 year old    of each Policy month         Amount at Risk                    Amount at Risk
 male, nonsmoker, medically
 underwritten with a Face Amount
 of $100,000
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge

 Policy years 1-4/3,4/            Daily                        annual effective rate of 1.0%/4/  annual effective rate of
                                                                                                 0.65%/4/
--------------------------------------------------------------------------------------------------------------------------

----------
     /1/ The Cost of Insurance Charge will vary based on the Insured person's sex, age, rate class, Policy year, and the Face Amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3C of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the Insured person's age and rate class, the Death Benefit Option, Face Amount and planned periodic premiums. Please consult your insurance representative or contact AIG Life for information about your Cost of Insurance Charge.

     /2/ The Net Amount at Risk is the difference between the current death benefit under your Policy divided by 1.0032737 and your Account Value under the Policy.

     /3/ After the 4th Policy year, the maximum Mortality and Expense Charge will be as follows:
     Policy years   annual effective   (guaranteed)  and 0.20%  (current)
     5-20           rate of 1.00%
     Policy years   annual effective   (guaranteed)  and 0.15%  (current)
     21+            rate of 1.00%

     /4/ All percentages are calculated as a percent of Account Value invested in the Variable Account options.

     The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2004. Current and future expenses for the Funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
Charge                                             Maximum            Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses for
all of the Funds (expenses that are
deducted from portfolio assets include              1.81%              0.10%
management fees, distribution (12b-1) fees,
and other expenses)/1/
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

     /1/Currently 17 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2006. The impact of contractual reimbursements or fee waivers is as follows:

     ---------------------------------------------------------------------
     Charge                                     Maximum         Minimum
     ---------------------------------------------------------------------
     Total Annual Fund Operating Expenses
     for all of the Funds After Contractual      1.79%           0.10%
     Reimbursement or Fee Waiver
     ---------------------------------------------------------------------

                               GENERAL INFORMATION

AIG Life Insurance Company

     AIG Life Insurance Company ("AIG Life") is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG is a marketing name of AIG Life and its affiliates. The commitments under the Policies are AIG Life's, and AIG has no legal obligation to back those commitments.

     AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

The Variable Account

     We established the Variable Account as a separate investment account on June 5, 1986. It is used to support the Policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the SEC as a unit investment trust under the federal securities laws and qualifies as a "Variable Account" within the meaning of these laws.

     We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The Variable Account may include other subaccounts which are not available under the Policy.

     The assets in the Variable Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies, and AIG Life is obligated to pay all amounts due the Policy Owners under the Policies.

Additional Information

     We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page of this prospectus describes how you can obtain a copy of the SAI.

Communication with AIG Life

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the Owner named in the Policy. Where a Policy has more than one Owner, each Owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     Administrative Center. The Administrative Center provides service to all Policy Owners. For applicants, your AIG Life representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See AIG Life's addresses under "Contact Information" on page 5 of this prospectus.

Applying for a Policy

     To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount and the Death Benefit Option. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

     Our age requirement for the Insured. You may apply for a Policy to cover a person who is at least 18 but no more than 70 years of age.

     The minimum Face Amount. The Face Amount must be at least $50,000, for each Insured.

     We require a minimum initial premium. We require that you pay a minimum initial premium before we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

     We will not issue a Policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

     When your coverage will be effective. Your Policy will become effective after:

     .    We accept your application;

     .    We receive an initial premium payment in an amount we determine; and

     .    We have completed our review of your application to our satisfaction.

     General. You should mail or express checks for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the Administrative Center.

     You must make the following requests in writing:

          .    transfer of Account Value;
          .    loan;
          .    full surrender;
          .    partial surrender;
          .    change of Beneficiary or contingent Beneficiary;
          .    change of allocation percentages for premium payments;
          .    change of allocation percentages for Policy deductions;
          .    loan repayments or loan interest payments;
          .    change of Death Benefit Option or manner of death benefit
               payment;
          .    change in Face Amount;
          .    addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and
          .    tax withholding elections.

     You should mail or express these requests to the Administrative Center address shown under "Contact Information" on page 5 of this prospectus. You should also communicate notice of the Insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of Owner or Beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AIG Life representative. Each communication must include your name, Policy number and, if you are not the Insured person, that person's name. We cannot process any requested action that does not include all required information.

Variable Investment Options

     We divided the Variable Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund describes its type (for example, money market fund, growth fund, equity fund, etc.) except for the Funds with a footnote 1 next to their names. For these Funds, whose name does not describe its type, we provide the information immediately following the table. Fund sub-advisers are shown in parenthesis.

-------------------------------------------------------------------------------------------------------
Variable Investment Options                 Investment Adviser (Sub-adviser, if applicable)
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPSF Americas             Alliance Capital Management, L.P.
Government Income Portfolio - Class A
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPSF Growth and Income    Alliance Capital Management, L.P.
Portfolio - Class A
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPSF Growth Portfolio     Alliance Capital Management, L.P.
- Class A
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPSF Large Cap Growth     Alliance Capital Management, L.P.
Portfolio - Class A
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPSF Small Cap Growth     Alliance Capital Management, L.P.
Portfolio - Class A/1/
-------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund    American Century Investment Management, Inc.
-------------------------------------------------------------------------------------------------------
American Century VP International           American Century Investment Management, Inc.
Portfolio
-------------------------------------------------------------------------------------------------------
Credit Suisse Trust Emerging Markets        Credit Suisse Asset Management, LLC
Portfolio
-------------------------------------------------------------------------------------------------------
Credit Suisse Trust Global Small Cap        Credit Suisse Asset Management, LLC
Portfolio
-------------------------------------------------------------------------------------------------------
Credit Suisse Trust International Focus     Credit Suisse Asset Management, LLC
Portfolio
-------------------------------------------------------------------------------------------------------
Credit Suisse Trust Large Cap Value         Credit Suisse Asset Management, LLC
Portfolio
-------------------------------------------------------------------------------------------------------
Credit Suisse Trust Mid-Cap Growth          Credit Suisse Asset Management, LLC
Portfolio
-------------------------------------------------------------------------------------------------------
Credit Suisse Trust Small Cap Growth        Credit Suisse Asset Management, LLC
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Balanced Portfolio -         Fidelity Management & Research Company (FMR Co., Inc.)
Initial Class                               (Fidelity International Investment Advisors)
                                            (Fidelity International Investment Advisors (U.K.) Limited)
                                            (Fidelity Investments Japan Limited)
                                            (Fidelity Investments Money Management, Inc.)
                                            (Fidelity Management & Research (Far East) Inc.)
                                            (Fidelity Management & Research (U.K.) Inc.)
-------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Contrafund(R)Portfolio -     Fidelity Management & Research Company (FMR Co., Inc.)
Initial Class/2/                            (Fidelity International Investment Advisors)
                                            (Fidelity International Investment Advisors (U.K.) Limited)
                                            (Fidelity Investments Japan Limited)
                                            (Fidelity Management & Research (Far East) Inc.)
                                            (Fidelity Management & Research (U.K.) Inc.)
-------------------------------------------------------------------------------------------------------


                                       17           (Footnotes found on page 18)

---------------------------------------------------------------------------------------------------------
Variable Investment Options                   Investment Adviser (Sub-adviser, if applicable)
---------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio -         Fidelity Management & Research Company (FMR Co., Inc.)
Initial Class                                 (Geode Capital Management, LLC)
---------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton              Templeton Asset Management Ltd.
Developing MarketsSecurities Fund -
Class 2
---------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign      Templeton Investment Counsel, LLC
Securities Fund - Class 2
---------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth       Templeton Global Advisors Limited
Securities Fund - Class 2
---------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) U.S. Equity        Goldman Sachs Asset Management, L.P.
Fund
---------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity        Goldman Sachs Asset Management International
Fund
---------------------------------------------------------------------------------------------------------
JPMorgan ST II Mid Cap Value Portfolio        J.P. Morgan Investment Management Inc.
---------------------------------------------------------------------------------------------------------
JPMorgan ST II Small Company Portfolio        J.P. Morgan Investment Management Inc.
---------------------------------------------------------------------------------------------------------
Mercury Basic Value V.I. Fund - Class I       Merrill Lynch Investment Managers, L.P., d/b/a Mercury
Shares/3/                                     Advisors
---------------------------------------------------------------------------------------------------------
Mercury Fundamental Growth V.I. Fund -        Merrill Lynch Investment Managers, L.P., d/b/a Mercury
Class I Shares/4/                             Advisors
---------------------------------------------------------------------------------------------------------
Mercury Government Bond V.I. Fund -           Merrill Lynch Investment Managers, L.P., d/b/a Mercury
Class I Shares                                Advisors
---------------------------------------------------------------------------------------------------------
Mercury Value Opportunities V.I. Fund -       Merrill Lynch Investment Managers, L.P., d/b/a Mercury
Class I Shares                                Advisors
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio/5/    Neuberger Berman Management Inc. (Neuberger Berman, LLC)
---------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -              Pacific Investment Management Company LLC
Administrative Class
---------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government           Pacific Investment Management Company LLC
Portfolio - Administrative Class
---------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -             Pacific Investment Management Company LLC
Administrative Class
---------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio -              Pacific Investment Management Company LLC
Administrative Class
---------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -            Pacific Investment Management Company LLC
Administrative Class
---------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio -        Morgan Stanley Investment Management Inc. d/b/a Van Kampen
Class I Shares
---------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio -       Morgan Stanley Investment Management Inc. d/b/a Van Kampen
Class I Shares
---------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I Shares     Morgan Stanley Investment Management Inc. d/b/a Van Kampen
---------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio - Class I        Morgan Stanley Investment Management Inc. d/b/a Van Kampen
Shares
---------------------------------------------------------------------------------------------------------
UIF Money Market Portfolio - Class I          Morgan Stanley Investment Management Inc. d/b/a Van Kampen
Shares
---------------------------------------------------------------------------------------------------------
UIF Technology Portfolio - Class I Shares     Morgan Stanley Investment Management Inc. d/b/a Van Kampen
---------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio - Class      Morgan Stanley Investment Management Inc. d/b/a Van Kampen
I Shares
---------------------------------------------------------------------------------------------------------
VALIC Co. I International Equities Fund       VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------
VALIC Co. I Mid Cap Index Fund                VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------
VALIC Co. I Small Cap Index Fund              VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Total Bond Market Index       The Vanguard Group
Portfolio
---------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Total Stock Market Index      The Vanguard Group
Portfolio
---------------------------------------------------------------------------------------------------------

     /1/ The Fund type for AllianceBernstein VPSF Small Cap Growth Portfolio - Class A is growth equity.
     /2/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class is capital appreciation.
     /3/ The Fund type for Mercury Basic Value V.I. Fund - Class I Shares is large cap value.
     /4/ The Fund type for Mercury Fundamental Growth V.I. Fund - Class I Shares is large cap growth.
     /5/ The Fund type for Neuberger Berman AMT Partners Portfolio is mid to large cap value.

     *    "VALIC" means The Variable Annuity Life Insurance Company.

     From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

     You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

     We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 37.

     We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

Guaranteed Investment Option

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any Policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Guaranteed Account Value

     On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Voting Privileges

     We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Owners participating in that Fund through the Variable Account.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy Owners. AIG Life reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Illustrations

     We may provide you with illustrations for your Policy's death benefit, Account Value, and Net Cash Surrender Value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your Account Value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

     Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed Insured person's age and rate class and (2) your selection of a Death Benefit Option, Face Amount, planned periodic premiums and proposed investment options.

     After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a $25 fee for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year.

                                 POLICY FEATURES

Death Benefits

     Your Face Amount of insurance. In your application to buy a Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

     Investment performance affects the amount of your Policy's Account Value. We deduct all charges from your Account Value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid timely each month, the Face Amount of insurance payable under your Policy is unaffected by investment performance. See "Monthly Deduction From Account Value" on page 38.

     Your death benefit. You must choose one of the two Death Benefit Options at the time we issue your Policy.

          .    Level Death Benefit Option or

          .    Increasing Death Benefit Option.

          For the Level Death Benefit Option, the death benefit will be the greater of:

          .    Face Amount; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this Death Benefit Option if you want to minimize your cost of insurance.

          For the Increasing Death Benefit Option, the death benefit will be the greater of:

          .    Face Amount plus the Account Value; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

     Life Insurance Proceeds. During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Center:

          .    satisfactory proof of the Insured's death; and

          .    the Policy.

     Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

     We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

     Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

     . the amount of the death benefit determined according to the Death Benefit Option selected; minus

     .    the Outstanding Loan, if any, and accrued loan interest; minus

     .    any overdue monthly deductions if the Insured dies during a Grace
          Period.

Tax Qualification Options

     Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

     Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the Attained Age, sex and rate class of the Insured. A table of the applicable factors is located in the Policy.

     The two tax qualification options are:

     .    Guideline Premium/Cash Value Corridor Test.

     .    Cash Value Accumulation Test.

     You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

Changes in Death Benefit Options

     If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

     How to request a change. You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Center. We may require that you submit satisfactory evidence of insurability to us.

     If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

     If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

     Once approved, we will issue new Policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

     The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

     Tax consequences of changes in insurance coverage. Please read "Federal Income Tax Considerations" starting on page 45 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Premium Payments

     The Policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Center.

     Restrictions on Premium. We may not accept any premium payment:

     .    If it is less than $50;

     . If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code; or

     . If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

     Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex, and underwriting class of the proposed Insured and the desired Face Amount.

     Planned Periodic Premium. When you apply for a Policy, you select a plan for paying annual level premiums. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the Policy is increased or decreased.

     You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

     At any time you can change the amount and frequency of the planned periodic premium by sending a written notice to our Administrative Center.

     Additional Premium. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

     Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

     Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premium, your Policy will not necessarily lapse.

     Your Policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

     . of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

     . of any combination of the following -- you have Outstanding Loans, you have taken partial surrenders, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

     Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

     We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun.

     The amount of premium required to prevent your Policy from terminating is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

     If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

     If your Policy lapses with an Outstanding Loan you may have taxable income.

     Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

     For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Center. The change will apply to all premium received with or after your notice.

     Allocation Rules. Your allocation instructions must meet the following requirements:

          .    Each allocation percentage must be a whole number;

          .    Any allocation to a subaccount must be at least 5%; and

          .    the sum of your allocations must equal 100%.

     Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Center. We will process premiums at the price next computed after receipt of premium. Premiums received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Premiums received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     If any premium requires us to accept additional risk, we will allocate this amount to the Money Market subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the Policy, we will allocate it in accordance with your allocation percentages.

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

     .    The returns earned by the subaccounts you select.

     .    Interest credited on amounts allocated to the Guaranteed Account.

     We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the Policy will be in default and a Grace Period will begin.

Determining the Account Value

     On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

     On each Valuation Date thereafter, your Account Value is equal to:

     .    Your Account Value held in the subaccounts; and

     .    Your Account Value held in the Guaranteed Account.

     Your Account Value will reflect:

     .    the premiums you pay; and,

     .    the returns earned by the subaccounts you select; and,

     .    the interest credited on amounts allocated to the Guaranteed Account;
          and,

     .    any loans or partial surrender; and,

     .    the Policy expenses we deduct.

Account Value in the Subaccounts

     We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your Account Value to a subaccount, we credit your Policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

     The number of subaccount accumulation units we credit to your Policy will:

     . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

     . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

     Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the Net Investment Factor for the current Valuation Period.

     Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

     Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

     Net Account Value. The net Account Value on a Valuation Date is the Account Value less Outstanding Loans on that date.

     Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the Policy on that date.

     Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your Policy and is equal to:

     .    the Cash Surrender Value, less

     .    the Outstanding Loan on that date.

Transfers

     You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging program, must satisfy the following requirements:

     . Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

     . Form of transfer request -- You must make a written request unless you have established prior authorization to make transfers by other means we make available;

     . Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) as of the date the transfer takes effect.

     Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Center. We process transfers at the price next computed after we receive your transfer request. Transfer requests received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Transfer requests received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a Policy year, we will charge you $25 for each additional transfer. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in any Policy year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy year.

Dollar Cost Averaging

     Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

     If you choose this program, we will make automatic monthly transfers of your Account Value from the Money Market subaccount into other subaccounts for a specified dollar amount or a specified number of months (not exceeding twenty-four months). Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount. You must have $2,000 in the Money Market subaccount to elect dollar cost averaging. We will apply any additional premium payments you make after electing this program to the Money Market subaccount for purposes of dollar cost averaging your investment. You may maintain only one dollar cost averaging instruction with us at a time.

     There is currently no charge for this program. Transfers in connection with dollar cost averaging will not count against your free transfers in a Policy year. We reserve the right to suspend or modify this program at any time.

     Processing your automatic dollar cost averaging transfers. We will begin to process your automatic transfers:

     . On the first Monthly Anniversary following the end of the period to examine and cancel if you request dollar cost averaging when you apply for your Policy.

     . On the second Monthly Anniversary following receipt of your request at our Administrative Center if you elect the program after you apply for the Policy.

     We will stop processing automatic transfers if:

     .    The funds in the Money Market subaccount have been depleted;

     . We receive your written request at our Administrative Center to cancel future transfers;

     .    We receive notification of death of the Insured; or

     .    Your Policy goes into the Grace Period.

     Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

Market Timing

     The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Policy owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

     We have policies and procedures that require us to monitor the Policies to determine if a Policy owner requests:

     . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

     . exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

     If either of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Policy transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

     The procedures above will be followed in all circumstances and we will treat all Policy owners the same.

     In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

Fund-Rejected Transfers

     Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may reject a Policy owner's transfer request. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Changing the Face Amount of Insurance

     Changes in Face Amount. At any time after the first Policy anniversary while your Policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

     Increases in Face Amount. Any request for an increase:

     .    Must be for at least $10,000;

     . May not be requested in the same Policy year as another request for an increase; and

     .    May not be requested after the Insured is Attained Age 65.

     A written application must be submitted to our Administrative Center along with satisfactory evidence of insurability. You must return the Policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount. Increasing the Face Amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

     Decreases in Face Amount. Any request for a decrease:

     .    Must be at least $5,000;

     . Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy; and

     . During the first five Policy years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy years or within 14 Policy years of an increase in Face Amount, a surrender charge may be applicable.

     Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract.

Effective Date of Policy and Related Transactions

     Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange ("NYSE") is open for business. We call each such day a "valuation date" or a "business day."

     We compute Policy values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern time. We call this our "close of business." We call the time from the close of business on one Valuation Date to the close of business of the next Valuation Date a "Valuation Period." We are closed only on those holidays the NYSE is closed.

     Fund Pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any Valuation Date, however, we consider that we have received it on the day following that Valuation Date. Any premium payments we receive after our close of business are held in our general account until the next business day.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the Insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the Owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the Insured person's health or risk of death.

     Issue Date; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Issue Date." Policy months and years are measured from the Issue Date. To preserve a younger age at issue for the Insured person, we may assign an Issue Date to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your Account Value at the close of business on the Issue Date and at the end of each subsequent Valuation Period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the Account Value resulting from your initial premium payment on the later of (a) the Issue Date, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the Account Value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the Valuation Period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the Face Amount of insurance, reinstatements of a Policy that has lapsed, and changes in Death Benefit Option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum Net Amount at Risk;

     . If you exercise the right to return your Policy described on page 7 of this prospectus, your coverage will end when you deliver it to your AIG Life representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Reports to Policy Owners

     You will receive a confirmation within seven days of the transaction of:

     .    the receipt of any premium;

     .    any change of allocation of premiums;

     .    any transfer between subaccounts;

     .    any loan, interest repayment, or loan repayment;

     .    any partial surrender;

     . any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     .    any exercise of your right to cancel;

     .    an exchange of the Policy;

     .    full surrender of the Policy.

     Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Variable Account.

                               POLICY TRANSACTIONS

     The transactions we describe below may have different effects on the Account Value, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting a Policy transactions. See "Policy Features," on page 21. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 37.

Withdrawing Policy Investments

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "Net Cash Surrender Value." Because of the surrender charge, it is unlikely that a Executive Advantage Policy will have any Net Cash Surrender Value during at least the first year. A full surrender may have adverse tax consequences.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's Net Cash Surrender Value. A partial surrender must be at least $500. We will automatically reduce your Policy's Account Value by the amount of your withdrawal and any related charge. A partial surrender may have adverse tax consequences.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of Account Value you then have in each investment option.

     There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $0.

     Loans. You may request a loan against your Policy at any time after the first Policy year while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take. If we issued the Policy under a corporate owned arrangement, unless we agree otherwise, a loan will be applied pro rata over all Insureds under the Policy.

     You must submit a written request for a loan to the Administrative Center. Loans will be processed as of the date we receive the request at our Administrative Center. Loan proceeds generally will be sent to you within seven days.

     Maximum Loan Amount. After the first Policy year the maximum loan amount is 90% of your Net Cash Surrender Value.

     Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

     Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

     When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

     Effect of a Loan. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

     In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

     If the Life Insurance Proceeds become payable while a loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

     If the Outstanding Loan exceeds the Cash Surrender Value on any Monthly Anniversary, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

     Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

     . All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     .    accrued interest not yet due.

     Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Center and will be credited as of the date received.

Maturity of your Policy

     If the Insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the Net Cash Surrender Value of the Policy, and the Policy will end.

Tax considerations

     Please refer to "Federal Income Tax Considerations" on page 45 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                 POLICY PAYMENTS

Payment Options

     The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request.

     Change of payment option. You may give us written instructions to change any payment option previously elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, the Policy Owner or the Beneficiary may have tax consequences. The Policy Owner or the Beneficiary should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

The Beneficiary

     You name your Beneficiary when you apply for a Policy. The Beneficiary is entitled to the insurance benefits of the Policy. You may change the Beneficiary during the lifetime of the Insured person unless your previous designation of Beneficiary provides otherwise. In this case the previous Beneficiary must give us permission to change the Beneficiary and then we will accept your instructions. A new Beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no Beneficiary is living when the Insured person dies, we will pay the insurance proceeds to the Owner or the Owner's estate.

Assignment of a Policy

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary, you should consult a qualified tax adviser before making an assignment.

Payment of Proceeds

     General. We will pay any death benefit, maturity benefit, Net Cash Surrender Value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the Insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of Guaranteed Account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our Guaranteed Account option for up to six months. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

     Delay for check clearance. We reserve the right to defer payment of that portion of your Account Value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Variable Account proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your Account Value that is allocated to the Variable Account, if:

     .    the NYSE is closed other than weekend and holiday closings;

     .    trading on the NYSE is restricted;

     . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of securities or determination of the Account Value is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

     Transfers and allocations of Account Value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Variable Account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the Insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured person's lifetime.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                         ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Account Value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the Account Value in an investment option is below $500 for any other reason;

     . replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

     . operate Variable Account under the direction of a committee or discharge such a committee at any time;

     . operate Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any Net Cash Surrender Value, death benefit, Account Value, or other accrued rights or benefits.

     We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy Owner approval, SEC and regulatory approvals.

                            CHARGES UNDER THE POLICY

     Periodically, we will deduct expenses related to your Policy. We will deduct these:

     .    from premium, Account Value and from subaccount assets; and

     .    upon certain transactions.

     The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deductions From Premium

     We may deduct a sales charge from each premium to cover costs associated with the issuance of the Policy as well as administrative services we perform. This charge will never exceed 9% of the premium.

     The sales charge partially compensates us for the expense of selling and distributing the Policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the Policy with no sales charge or a reduced sales charge.

     We may deduct a charge for taxes as an explicit percentage of premium based upon state and local tax rates within the Insured's state of residence. We may also deduct a charge for federal deferred acquisition cost ("DAC") taxes as an explicit percentage of premium at a rate not to exceed 1% of premium.

     In place of the lump sum deductions described above for sales charges and taxes, we may offer optional methods of payment at the time you apply for a Policy.

     Monthly Deduction From Account Value. On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

     We will deduct charges on each Monthly Anniversary for:

     .    The administration of your Policy.

     .    The cost of insurance for your Policy.

     .    The cost associated with mortality and expense risks.

     Administrative Charge. This charge compensates us for administrative expenses associated with the Policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, Policy changes, reporting and overhead costs, processing applications, establishing Policy records, and sending regulatory mailings and responding to Policy owners' requests. This charge will be no more than $10 per month for all Policy years. We may reduce this charge. The current charge is $7.00 per month. There may be an additional monthly administrative charge during the first Policy year and the 12 months after an increase in Face Amount per Insured. This additional charge will not exceed $25 a month per Insured.

     Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that Monthly Anniversary.

Net Amount at Risk

     The Net Amount at Risk is calculated as (a) minus (b) where:

          a. is the current death benefit at the beginning of the Policy month divided by 1.0032737; and

          b.   is the current total Account Value.

     However, if the death benefit is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the death benefit minus the amount in the Account Value of the Policy at that time.

     Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

     .    nonsmoker;

     .    smoker;

     .    substandard for those involving a higher mortality risk

     .    Unismoke/Unisex

     At our discretion we may offer this Policy on a guaranteed issue basis.

     We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

     If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

     In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

     The guaranteed cost of insurance charges at any given time for a substandard Policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the Policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

     Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

     Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

     We do, however, also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

Deduction From Variable Account Assets

     Mortality and Expense Risk Charge. We deduct a mortality and expense risk fee from your Account Value in the subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an annual effective rate of 0.65% of net assets for Policy years one through four, 0.20% for years five through twenty, and 0.15% thereafter. The guaranteed charge is at an annual effective rate of 1.00% of Variable Account assets. Although, we may increase or decrease the charge at our sole discretion, it is guaranteed not to exceed an annual effective rate of 1.00% of your Account Value in the subaccounts for the duration of your Policy.

     The mortality risk we assume is that the Insured under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies. AIG Life receives this charge to pay for these mortality and expense risks.

Deductions Upon Policy Transactions

     Transfer Charge. We will charge a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction. AIG Life receives this charge to help pay for the expense of making the requested transfer.

     Surrender Charge. If the Policy is surrendered or there is a decrease in Face Amount during the first 14 Policy years, we may deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid. AIG Life receives this charge to help recover sales expenses.

     Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

     1.   is equal to the Face Amount divided by $1,000;

     2. is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and underwriting class; and

     3. is a factor based on the Policy year when the surrender occurs as described in the following table:

                       Policy Year    Factor
                       -----------    ------
                            1          100%

                            2          100%

                            3          100%

                            4          100%

                            5          100%

                            6           90%

                            7           80%

                            8           70%

                            9           60%

                            10          50%

                            11          40%

                            12          30%

                            13          20%

                            14          10%

                           15+           0%

     A table of the maximum initial surrender charge factors per $1,000 of Face Amount is shown in Appendix A. We reserve the right to charge less than the maximum amount, no amount at all, or even a negative amount which would have the effect of increasing the Policy's Cash Surrender Value.

     Surrender Charge Based On An Increase Or Decrease In Face Amount. An increase in Face Amount of the Policy may result in an additional surrender charge during the 14 Policy years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the Policy is reduced before the end of the 14th Policy year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the Policy. They will then be applied to prior increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

     Partial Surrender Charge. We may deduct a partial surrender charge:

     .    upon a partial surrender; and

     .    if you decrease your Policy's Face Amount.

     We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

     Partial Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

     Partial Surrender Administrative Charge. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less in order to help pay for the expense of making a partial surrender. The current charge is $0.

     Discount Purchase Programs. The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                             OTHER POLICY PROVISIONS

Right to Exchange

     You may exchange this Policy to a flexible premium fixed benefit life insurance Policy on the life of the Insured without evidence of insurability. This exchange may be made:

     .    within 24 months after the Issue Date while the Policy is in force; or

     .    within 24 months of any increase in Face Amount of the Policy; or

     . within 60 days of the effective date of a material change in the investment Policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

     When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

More About Policy Charges

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that Insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the Insured person dies.

     General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

Account Value

     Your Account Value. From each premium payment you make, we deduct the charges that we describe on page 38 under "Deductions from Premium." We invest the rest in one or more of the available investment options listed on page 17 of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "Account Value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 37 under "Charges Under the Policy."

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AIG Life representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown under "Contact Information" on page 5 of this prospectus).

     The Guaranteed Account. The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by Variable Accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

     We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or as an investment company under the Investment Company Act of 1940.

     The staff of the SEC has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                         POLICY LAPSE AND REINSTATEMENT

Reinstatement

     If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

     . Request reinstatement of Policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     .    Provide evidence of insurability satisfactory to us;

     . Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

     . Repay or reinstate any loan which existed on the date the Policy ended.

     The effective date of the reinstatement of Policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed.

     We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Policy based on your individual factual situation.

Tax Status of the Policy

     A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code at issue. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

AIG Life

     We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

     The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

     Although we do not have direct control over the investments or activities of the portfolios in which the subaccount invests, we intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

     A variable life insurance Policy could fail to be treated as a life insurance contract for tax purposes if the Owner of the Policy has such control over the investments underlying the Policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the Owner of the underlying investments. There is some uncertainty on this point because only limited guidance has been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

Tax Treatment of the Policy

     Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how
Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

     With respect to a Policy issued on the basis of a standard rate class, we believe that such a Policy should meet the Section 7702 definition of a life insurance contract.

     With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the Policy.

     If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contract under
Section 7702.

Tax Treatment of Policy Benefits In General

     This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should generally be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

     The tax treatment of any distribution you receive before the Insured's death depends on whether the Policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

     . If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Net Cash Surrender Value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     . Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     . Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

     . The rules change if the Policy is classified as a modified endowment contract ("MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made. An increase in the Face Amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.

     . If the Policy is classified as a MEC, then amounts you receive under the Policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

     . Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

     . All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

Interest on Loans

     Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications

     Depending on the circumstances, the exchange of a Policy, a change in the Death Benefit Option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have adverse federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding

     We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

     You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Contracts Issued in Connection With Tax Qualified Pension Plans

     Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for AIG Life's Taxes

     At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policy.

                                LEGAL PROCEEDINGS

     AIG Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life's results of operations and financial position.

     The principal underwriter and distributor of the Policies, American General Equity Services Corporation ("AGESC"), offers general securities. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

                              FINANCIAL STATEMENTS

     The Financial Statements of AIG Life and the Variable Account can be found in the SAI. Please see the back cover of this prospectus for information on how to obtain a copy of the SAI.

                       INDEX OF SPECIAL WORDS AND PHRASES

We have capitalized some special terms we use in this document. We have defined these terms here.

Account Value. The total amount in the Variable Account and Guaranteed Account attributable to your Policy.

Administrative Center. One ALICO Plaza, 600 King Street, CLMK, Wilmington, Delaware 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of completed Policy years since the Policy Date.

Beneficiary. The person(s) who is entitled to the Life Insurance Proceeds under the Policy.

Cash Surrender Value. Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and the base for calculating the death benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the Policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the Policy. At the time of application, the Insured must be 70 years of age or younger, unless we agree otherwise.

Issue Date. The date the Policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while coverage under the Policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th, or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value.  The Cash Surrender Value less any Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of Policy loans, including both principal and accrued interest.

Owner. The person who purchased the Policy as shown in the application, unless later changed.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a Policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account II, a separate investment account of ours.

                                   APPENDIX A

                        Maximum Initial Surrender Charge
                   Per $1,000 of Initial Specified Face Amount

        Issue Age     Sex        Smoker Status      Surrender Charge
        ---------     ---        -------------      ----------------

           25         Male         Nonsmoker             $16.00

           35         Male         Nonsmoker              20.00

           45         Male         Nonsmoker              26.00

           55         Male         Nonsmoker              38.00

           65         Male         Nonsmoker              46.00

           75         Male         Nonsmoker              44.00

           25         Male          Smoker                18.00

           35         Male          Smoker                23.00

           45         Male          Smoker                32.00

           55         Male          Smoker                48.00

           65         Male          Smoker                47.00

           75         Male          Smoker                46.00

           25        Female        Nonsmoker              14.00

           35        Female        Nonsmoker              18.00

           45        Female        Nonsmoker              23.00

           55        Female        Nonsmoker              33.00

           65        Female        Nonsmoker              45.00

           75        Female        Nonsmoker              44.00

           25        Female         Smoker                16.00

           35        Female         Smoker                20.00

           45        Female         Smoker                26.00

           55        Female         Smoker                37.00

           65        Female         Smoker                46.00

           75        Female         Smoker                44.00

           25        Unisex        Unismoke               16.00

           35        Unisex        Unismoke               20.00

           45        Unisex        Unismoke               27.00

           55        Unisex        Unismoke               40.00

           65        Unisex        Unismoke               46.00

           75        Unisex        Unismoke               45.00

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York, USLIFE Credit Life Insurance Company of Arizona

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

AGLC0375 REV0305          (C) 2005 American International Group, Inc. All rights
                          reserved.

LOGO [AIG AMERICAN GENERAL]

For additional information about the Executive Advantage Policies and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 2, 2005. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street, CLMK, Wilmington, Delaware 19801 or call us at 1-302-594-2352. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Executive Advantage Policies, including personalized illustrations of death benefits, cash surrender values, and account values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Policies issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Executive Advantage Group Flexible Premium Variable Life Insurance Policy Form Number 11GVULU997 (unisex)
                   11GVULD997 (sex distinct)

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are solely its responsibility. AIG Life is responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Policies are not available in all states.

(C) 2005 American International Group. Inc. All rights reserved.


TEXT BOX [IMSA LOGO INSURANCE MARKET PLACE STANDARDS ASSOCIATION
     Membership in IMSA applies only to AIG Life Insurance Company and not to its products. ICA File No. 811-4687]

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II

                              EXECUTIVE ADVANTAGE(SM)

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                           AIG LIFE INSURANCE COMPANY

                      AFFLUENT AND CORPORATE MARKETS GROUP

       ONE ALICO PLAZA, 600 KING STREET, CLMK, WILMINGTON, DELAWARE 19801

                            TELEPHONE: 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 2, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should read in conjunction with the prospectus for AIG Life Insurance Company Variable Account II (the "Separate Account" or "Variable Account II") dated May 2, 2005, describing the Executive Advantage group flexible premium variable life insurance policies (the "Policy" or "Policies"). The Policy prospectus sets forth information that a prospective investor should know before investing. For a copy of the Policy prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Terms used in this SAI have the same meanings as are defined in the Policy prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3

   AIG Life....................................................................3
   Variable Account II.........................................................3

SERVICES.......................................................................3

DISTRIBUTION OF THE POLICIES...................................................4

PERFORMANCE INFORMATION........................................................5

ADDITIONAL INFORMATION ABOUT THE POLICIES......................................6

      Gender neutral policies..................................................6
      Cost of insurance rates..................................................6
      Certain arrangements.....................................................6
   Guaranteed Investment Option................................................6
   Adjustments to Death Benefit................................................7
      Suicide..................................................................7
      Wrong age or gender......................................................7
      Death during grace period................................................7

ACTUARIAL EXPERT...............................................................7

MATERIAL CONFLICTS.............................................................7

FINANCIAL STATEMENTS...........................................................8

   Separate Account Financial Statements.......................................8
   AIG Life Financial Statements...............................................8
   Index to Financial Statements...............................................9

                               GENERAL INFORMATION

AIG Life

     We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AIG Life and its affiliates. The commitments under the Policies are AIG Life's, and AIG has no legal obligation to back those commitments.

     AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account II

     We hold the Fund shares in which any of your accumulation value is invested in Variable Account II. Variable Account II is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account II is divided into 106 separate "divisions," 45 of which are available under the Policies offered by the Policy prospectus as variable "investment options." Eight of these 45 divisions and the remaining 61 divisions are offered under other AIG Life policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Variable Account II are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies. AIG Life is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004, 2003 and 2002, AIG Life paid AIG for these services $1,473,348, $2,757,831 and $3,487,314, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004 and 2003, AIG Life paid AGLC $25,846,530 and $21,696,058 for these services respectively.

     We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE POLICIES

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

     The Policies are offered on a continuous basis.

     We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     Commissions may be paid based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

     . 24% of premiums paid in the first Policy year up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 11% of premiums paid in Policy years 2 through 4 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 4% of premiums paid in Policy years 5 through 7 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 3% of premiums paid in Policy years 8 through 15 up to the Target Premium and 2% of premiums in excess of the Target Premium;

     . 2% of premiums paid beginning in the 16th Policy year up to the Target Premium and 2% of premiums paid beginning in the 16th Policy year in excess of the Target Premium;

     . Trail commission of 0.20% annual in Policy years 8 through 15, of each Policy's accumulation value (reduced by any outstanding loans); and

     . Trail commission of 0.10% annual beginning in the 16th Policy year, of each Policy's accumulation value (reduced by any outstanding loans).

     Target Premium is the maximum amount of premium to which the first year commission rate applies.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of the Separate Account in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AIG Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

     Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts will not be paid by the Funds or Policy owners.

Guaranteed Investment Option

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Adjustments to Death Benefit

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

     Actuarial matters have been examined by A. Hasan Qureshi who is an actuary of AIG Life. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an investment portfolio changes; or

     . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

     Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Policies in the same proportion as votes cast by owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2004 of the Separate Account, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

     The balance sheets of AIG Life at December 31, 2004 and (restated) 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2004, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

     You should consider the financial statements of AIG Life that we include in this SAI primarily as bearing on the ability of AIG Life to meet its obligations under the Policies.

I.   Variable Account II 2004 Financial Statements                       Page
                                                                       --------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm.................................................    VA II-1
Statement of Net Assets as of December 31, 2004....................    VA II-2
Statement of Operations for the year ended December 31, 2004.......    VA II-4
Statement of Changes in Net Assets for the years ended
   December 31, 2004 and 2003 (restated)...........................    VA II-6
Notes to Financial Statements......................................    VA II-25

II.  AIG Life 2004 Financial Statements                                  Page
                                                                         ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm.................................................       F-2
Balance Sheets as of December 31, 2004 and 2003 (restated).........       F-3
Statements of Income for the years ended December 31, 2004, 2003
 (restated) and 2002 (restated)....................................       F-5
Statements of Shareholders' Equity for the years ended
   December 31, 2004, 2003 (restated) and 2002 (restated)..........       F-6
Statements of Cash Flows for the years ended December 31, 2004,
   2003 (restated) and 2002 (restated).............................       F-7
Statements of Comprehensive Income for the years ended
   December 31, 2004, 2003 (restated) and 2002 (restated)..........       F-8
Notes to Financial Statements......................................       F-9

[LOGO] AIG AMERICAN GENERAL

                                                             Variable Account II

                                               Variable Universal Life Insurance

                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004

                                                      AIG Life Insurance Company
                          A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Policy Owners of AIG Life Insurance Company Variable Account II

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of AIG Life Insurance Company Variable Account II (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Sub-accounts for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003, 2002 and 2001.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005

                                    VA II - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS
December 31, 2004

                                    Investment     Due from (to) AIG
                                 securities - at     Life Insurance
Sub-accounts                        fair value          Company        Net Assets
---------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I                  $  636,924           $ --          $  636,924
AIM V.I. International Growth
   Fund - Series I                     875,477             --             875,477
AllianceBernstein Americas
   Government Income
   Portfolio - Class A                      --             --                  --
AllianceBernstein Global Bond
   Portfolio - Class A                  65,211              5              65,216
AllianceBernstein Global
   Dollar Government
   Portfolio - Class A                     324              2                 326
AllianceBernstein Growth and
   Income Portfolio - Class A        3,672,016            (11)          3,672,005
AllianceBernstein Growth
   Portfolio - Class A               3,258,112             --           3,258,112
AllianceBernstein High Yield
   Portfolio - Class A                      --             --                  --
AllianceBernstein
   International
   Portfolio - Class A                      --             --                  --
AllianceBernstein Money Market
   Portfolio - Class A                  38,558             33              38,591
AllianceBernstein Premier
   Growth Portfolio - Class A        1,383,392             --           1,383,392
AllianceBernstein Real Estate
   Investment
   Portfolio - Class A                 501,498             (1)            501,497
AllianceBernstein Small Cap
   Growth Portfolio - Class A          576,994              1             576,995
AllianceBernstein Technology
   Portfolio - Class A               1,703,562             (1)          1,703,561
AllianceBernstein Total Return
   Portfolio - Class A                 297,951             --             297,951
AllianceBernstein U.S.
   Government/High Grade
   Securities
   Portfolio - Class A                     674             (2)                672
AllianceBernstein Utility
   Income Portfolio - Class A          200,545            (13)            200,532
AllianceBernstein Worldwide
   Privatization
   Portfolio - Class A                      --             --                  --
American Century VP Capital
   Appreciation Fund - Class I          81,959             --              81,959
American Century VP
   Income & Growth
   Fund - Class I                      223,717             --             223,717
American Century VP
   International
   Fund - Class I                      260,610              9             260,619
Anchor Series Trust Asset
   Allocation
   Portfolio - Class 1                 381,742              3             381,745
Anchor Series Trust Capital
   Appreciation
   Portfolio - Class 1               3,690,118             --           3,690,118
Anchor Series Trust Government
   and Quality Bond
   Portfolio - Class 1                 912,056             (5)            912,051
Anchor Series Trust Growth
   Portfolio - Class 1               1,668,619              2           1,668,621
Anchor Series Trust Natural
   Resources
   Portfolio - Class 1                 685,207             (6)            685,201
Dreyfus Stock Index Fund,
   Inc. - Initial shares             6,465,538             (1)          6,465,537
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                            1,405,727             (2)          1,405,725
Fidelity VIP Asset Manager
   Portfolio - Initial Class         1,480,392             --           1,480,392
Fidelity VIP Contrafund
   Portfolio - Initial Class         2,425,405              3           2,425,408
Fidelity VIP Growth
   Portfolio - Initial Class         4,182,661             (2)          4,182,659
Fidelity VIP High Income
   Portfolio - Initial Class           639,378             --             639,378
Fidelity VIP Index 500
   Portfolio - Initial Class           530,116             --             530,116
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                             1,051,902             --           1,051,902
Fidelity VIP Money Market
   Portfolio - Initial Class         2,700,981             (2)          2,700,979
Fidelity VIP Overseas
   Portfolio - Initial Class           539,482             --             539,482
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                      215,348             --             215,348
JPMorgan Bond Portfolio                112,100             --             112,100
JPMorgan U.S. Large Cap Core
   Equity Portfolio                     69,650             --              69,650
Neuberger Berman AMT Limited
   Maturity Bond
   Portfolio - Class I                  51,058              1              51,059
Neuberger Berman AMT Partners
   Portfolio - Class I                 472,365             --             472,365
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                              478,652              7             478,659
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                              592,059              6             592,065
PIMCO VIT Real Return
   Portfolio - Administrative
   Class                               209,174             (2)            209,172
SunAmerica - Aggressive Growth
   Portfolio - Class 1               1,966,322             --           1,966,322
SunAmerica - SunAmerica
   Balanced
   Portfolio - Class 1               1,376,690             --           1,376,690
SunAmerica Alliance Growth
   Portfolio                         3,384,082             (2)          3,384,080
SunAmerica Asset Allocation
   Portfolio                                --             --                  --
SunAmerica Blue Chip Growth
   Portfolio                           107,456             (2)            107,454
SunAmerica Cash Management
   Portfolio                         2,697,266             --           2,697,266
SunAmerica Corporate Bond
   Portfolio                           459,531             --             459,531
SunAmerica Davis Venture Value
   Portfolio                         2,941,089             (8)          2,941,081
SunAmerica "Dogs" of Wall
   Street Portfolio                    403,134             --             403,134

                             See accompanying notes.

                                    VA II - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                    Investment     Due from (to) AIG
                                 securities - at     Life Insurance
Sub-accounts                        fair value          Company        Net Assets
---------------------------------------------------------------------------------
SunAmerica Emerging Markets
   Portfolio                        $  849,391           $ --          $  849,391
SunAmerica Federated American
   Leaders Portfolio                   354,376             --             354,376
SunAmerica Global Bond
   Portfolio                           607,337             --             607,337
SunAmerica Global Equities
   Portfolio                           575,379              1             575,380
SunAmerica Goldman Sachs
   Research Portfolio                   22,902             --              22,902
SunAmerica Growth
   Opportunities Portfolio             106,180              1             106,181
SunAmerica Growth-Income
   Portfolio                         2,527,607             --           2,527,607
SunAmerica High-Yield Bond
   Portfolio                           188,274              7             188,281
SunAmerica International
   Diversified Equities
   Portfolio                           571,128              2             571,130
SunAmerica International
   Growth and Income Portfolio         951,467             --             951,467
SunAmerica Marsico Growth
   Portfolio                           513,561             --             513,561
SunAmerica MFS Massachusetts
   Investors Trust Portfolio           584,613              8             584,621
SunAmerica MFS Mid-Cap Growth
   Portfolio                         2,574,807             --           2,574,807
SunAmerica MFS Total Return
   Portfolio                         1,116,698             --           1,116,698
SunAmerica Putnam Growth:
   Voyager Portfolio                   994,236             --             994,236
SunAmerica Real Estate
   Portfolio                           907,837             (1)            907,836
SunAmerica Technology
   Portfolio                           128,825              1             128,826
SunAmerica Telecom Utility
   Portfolio                           118,043             --             118,043
SunAmerica Worldwide High
   Income Portfolio                     75,080              5              75,085
UIF Core Plus Fixed Income
   Portfolio - Class I                 175,541             --             175,541
UIF Money Market
   Portfolio - Class I                 105,181             73             105,254
UIF U.S. Mid Cap Value
   Portfolio - Class I                 477,198              9             477,207
VALIC Company I - Small
   Cap Index Fund                      415,340             --             415,340
Van Eck Worldwide Emerging
   Markets Fund                        262,590              2             262,592
Van Eck Worldwide Hard
   Assets Fund                         171,863             --             171,863

                             See accompanying notes.

                                    VA II - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

                                    A             B           A+B=C          D             E              F           C+D+E+F
                                                                                                                     Increase
                                                                                                                    (decrease)
                                            Mortality and                                            Net change in    in net
                                Dividends   expense risk       Net     Net realized   Capital gain    unrealized      assets
                                   from         and        investment   gain (loss)  distributions   appreciation    resulting
                                  mutual   administrative    income         on        from mutual   (depreciation)     from
Sub-accounts                      funds        charges       (loss)     investments      funds      of investments   operations
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I               $     --     $ (5,198)     $ (5,198)   $ (23,903)      $    --        $ 65,005      $ 35,904
AIM V.I. International Growth
   Fund - Series I                  5,085       (6,627)       (1,542)     (44,601)           --         209,487       163,344
AllianceBernstein Global Bond
   Portfolio - Class A              3,653         (567)        3,086        2,326         1,279            (574)        6,117
AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                           22           (3)           19            5            --               3            27
AllianceBernstein Growth and
   Income Portfolio - Class A      30,606      (29,093)        1,513       10,703            --         333,853       346,069
AllianceBernstein Growth
   Portfolio - Class A                 --      (26,909)      (26,909)    (129,738)           --         551,580       394,933
AllianceBernstein Money Market
   Portfolio - Class A                318         (433)         (115)          --            --              --          (115)
AllianceBernstein Premier
   Growth Portfolio - Class A          --      (10,146)      (10,146)     (44,208)           --         155,017       100,663
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                          9,357       (3,000)        6,357       16,363            --         102,501       125,221
AllianceBernstein Small Cap
   Growth Portfolio - Class A          --       (4,566)       (4,566)      (2,201)           --          74,560        67,793
AllianceBernstein Technology
   Portfolio - Class A                 --      (13,861)      (13,861)    (201,774)           --         286,364        70,729
AllianceBernstein Total Return
   Portfolio - Class A              8,171       (3,085)        5,086       (1,950)           --          21,162        24,298
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                             20           (6)           14            2            21             (18)           19
AllianceBernstein Utility
   Income Portfolio - Class A       3,598       (1,275)        2,323       (8,260)           --          41,657        35,720
American Century VP Capital
   Appreciation Fund - Class I         --         (503)         (503)        (391)           --           6,508         5,614
American Century VP Income &
   Growth Fund - Class I            2,375       (1,349)        1,026          725            --          21,349        23,100
American Century VP
   International Fund -
   Class I                          1,083       (1,334)         (251)       5,677            --          23,857        29,283
Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                          9,660       (2,579)        7,081        1,662            --          22,966        31,709
Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                             --      (24,516)      (24,516)     (35,577)           --         331,437       271,344
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                       41,828       (6,662)       35,166        1,689           356         (14,473)       22,738
Anchor Series Trust Growth
   Portfolio - Class 1              8,950      (11,550)       (2,600)     (45,292)           --         205,852       157,960
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                          4,336       (4,152)          184       31,491        19,500          80,426       131,601
Dreyfus Stock Index Fund, Inc.
   - Initial shares               113,588      (53,726)       59,862      (66,779)           --         570,465       563,548
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                              --       (9,757)       (9,757)      33,598        83,309          98,919       206,069
Fidelity VIP Asset Manager
   Portfolio - Initial Class       41,469      (13,223)       28,246      (40,133)           --          77,026        65,139
Fidelity VIP Contrafund
   Portfolio - Initial Class        6,686      (16,797)      (10,111)       4,477            --         304,499       298,865
Fidelity VIP Growth Portfolio
   - Initial Class                 10,667      (36,383)      (25,716)    (185,769)           --         304,184        92,699
Fidelity VIP High Income
   Portfolio - Initial Class       48,301       (5,157)       43,144      (18,963)           --          27,113        51,294
Fidelity VIP Index 500
   Portfolio - Initial Class        1,689       (1,549)          140        5,927            --          38,803        44,870
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                           44,044       (9,232)       34,812       14,453        31,681         (42,646)       38,300
Fidelity VIP Money Market
   Portfolio - Initial Class       32,106      (21,786)       10,320           --            --              --        10,320
Fidelity VIP Overseas
   Portfolio - Initial Class        6,045       (4,731)        1,314      (30,723)           --          88,340        58,931
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                   4,542       (1,272)        3,270       19,941            --           4,587        27,798
JPMorgan Bond Portfolio             4,791         (945)        3,846          366         2,541          (2,998)        3,755
JPMorgan U.S. Large Cap Core
   Equity Portfolio                   503         (491)           12         (455)           --           6,062         5,619
Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                          1,898         (376)        1,522          (67)           --          (1,469)          (14)
Neuberger Berman AMT Partners
   Portfolio - Class I                 53       (3,609)       (3,556)      14,053            --          68,185        78,682
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                           4,575       (2,965)        1,610        5,303            --          65,071        71,984
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                           4,269       (3,981)          288        4,346            --          42,976        47,610
PIMCO VIT Real Return
   Portfolio - Administrative
   Class                              839         (362)          477           12         6,419            (917)        5,991
SunAmerica - Aggressive Growth
   Portfolio - Class 1                 --      (12,850)      (12,850)    (105,024)           --         381,671       263,797
SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                         20,300       (9,469)       10,831      (25,702)           --          92,857        77,986
SunAmerica Alliance Growth
   Portfolio                       10,114      (23,852)      (13,738)    (257,092)           --         493,722       222,892
SunAmerica Asset Allocation
   Portfolio                           --           --            --           --            --              --            --
SunAmerica Blue Chip Growth
   Portfolio                          139         (660)         (521)      (1,292)           --           5,815         4,002
SunAmerica Cash Management
   Portfolio                       22,490      (22,618)         (128)     (44,931)           --          46,434         1,375
SunAmerica Corporate Bond
   Portfolio                       21,466       (3,112)       18,354        1,573            --           4,645        24,572
SunAmerica Davis Venture Value
   Portfolio                       23,905      (20,453)        3,452       (6,771)           --         338,294       334,975
SunAmerica "Dogs" of Wall
   Street Portfolio                 8,955       (2,578)        6,377        3,337            --          19,005        28,719

                             See accompanying notes.

                                    VA II - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2004

                                    A             B           A+B=C          D             E              F           C+D+E+F
                                                                                                                     Increase
                                                                                                                    (decrease)
                                            Mortality and                                            Net change in    in net
                                Dividends   expense risk       Net     Net realized   Capital gain    unrealized      assets
                                   from         and        investment   gain (loss)  distributions   appreciation    resulting
                                  mutual   administrative    income         on        from mutual   (depreciation)     from
Sub-accounts                      funds        charges       (loss)     investments      funds      of investments   operations
-------------------------------------------------------------------------------------------------------------------------------
SunAmerica Emerging Markets
   Portfolio                     $ 8,280      $ (5,616)     $  2,664    $  42,093        $   --        $114,701      $159,458
SunAmerica Federated American
   Leaders Portfolio               5,059        (2,574)        2,485         (971)           --          29,044        30,558
SunAmerica Global Bond
   Portfolio                          --        (4,572)       (4,572)      10,914         7,202           5,745        19,289
SunAmerica Global Equities
   Portfolio                       1,633        (3,908)       (2,275)     (42,743)           --         100,413        55,395
SunAmerica Goldman Sachs
   Research Portfolio                 --          (158)         (158)         462            --           2,172         2,476
SunAmerica Growth
   Opportunities Portfolio            --          (694)         (694)      (2,558)           --           8,500         5,248
SunAmerica Growth-Income
   Portfolio                      16,491       (17,522)       (1,031)    (123,299)           --         372,183       247,853
SunAmerica High-Yield Bond
   Portfolio                      16,109        (1,324)       14,785        2,423            --          10,291        27,499
SunAmerica International
   Diversified Equities
   Portfolio                      12,929        (4,327)        8,602      (55,994)           --         133,661        86,269
SunAmerica International
   Growth and Income Portfolio     8,955        (5,326)        3,629      (16,447)           --         153,195       140,377
SunAmerica Marsico Growth
   Portfolio                          --        (3,493)       (3,493)      14,838            --          35,797        47,142
SunAmerica MFS Massachusetts
   Investors Trust Portfolio       4,542        (4,175)          367      (26,605)           --          84,182        57,944
SunAmerica MFS Mid-Cap Growth
   Portfolio                          --       (17,097)      (17,097)    (125,613)           --         433,014       290,304
SunAmerica MFS Total Return
   Portfolio                       1,806        (7,369)       (5,563)       9,634            --          96,460       100,531
SunAmerica Putnam Growth:
   Voyager Portfolio               1,257        (7,227)       (5,970)     (97,848)           --         142,348        38,530
SunAmerica Real Estate
   Portfolio                      21,238        (5,314)       15,924       29,281            --         186,783       231,988
SunAmerica Technology
   Portfolio                          --        (1,006)       (1,006)       2,781            --          (5,651)       (3,876)
SunAmerica Telecom Utility
   Portfolio                       5,478          (794)        4,684       (4,688)           --          16,721        16,717
SunAmerica Worldwide High
   Income Portfolio                4,459          (516)        3,943       (1,324)           --           3,246         5,865
UIF Core Plus Fixed Income
   Portfolio - Class I             6,610        (1,130)        5,480        2,554           398          (1,474)        6,958
UIF Money Market Portfolio -
   Class I                         1,690        (1,204)          486           --            --              --           486
UIF U.S. Mid Cap Value
   Portfolio - Class I                90        (2,429)       (2,339)       2,580            --          52,306        52,547
VALIC Company I - Small Cap
   Index Fund                        804          (682)          122          218            --          54,550        54,890
Van Eck Worldwide Emerging
   Markets Fund                    1,225        (2,066)         (841)      15,574            --          40,883        55,616
Van Eck Worldwide Hard Assets
   Fund                              360          (980)         (620)       2,332            --          22,799        24,511

                             See accompanying notes.

                                    VA II - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Sub-accounts
                                 ----------------------------------------------------------------------------
                                                       AIM V.I.                            AllianceBernstein
                                 AIM V.I. Capital   International    AllianceBernstein       Global Dollar
                                   Appreciation     Growth Fund -       Global Bond           Government
                                 Fund - Series I       Series I     Portfolio - Class A   Portfolio - Class A
                                 ----------------   -------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $ (5,198)        $  (1,542)          $ 3,086                 $ 19
   Net realized gain (loss) on
      investments                     (23,903)          (44,601)            2,326                    5
   Capital gain distributions
      from mutual funds                    --                --             1,279                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      65,005           209,487              (574)                   3
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   operations                          35,904           163,344             6,117                   27
                                     --------         ---------           -------                 ----

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     101,509           149,293            22,114                   --
   Administrative charges                  --                --                --                   --
   Cost of insurance                  (64,726)          (70,075)           (5,619)                 (11)
   Policy loans                       (13,844)          (44,740)               (6)                  --
   Death benefits                          --              (515)               --                   --
   Withdrawals                        (39,976)          (32,496)          (10,131)                  --
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   principal transactions             (17,037)            1,467             6,358                  (11)
                                     --------         ---------           -------                 ----
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          18,867           164,811            12,475                   16

NET ASSETS:
   Beginning of year                  618,057           710,666            52,741                  310
                                     --------         ---------           -------                 ----
   End of year                       $636,924         $ 875,477           $65,216                 $326
                                     ========         =========           =======                 ====

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $ (4,413)        $  (2,038)          $ 2,149                 $  8
   Net realized gain (loss) on
      investments                     (24,754)         (130,177)              765                   11
   Capital gain distributions
      from mutual funds                    --                --                --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     162,790           293,790             1,995                   59
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   operations                         133,623           161,575             4,909                   78
                                     --------         ---------           -------                 ----

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     152,926           126,689            15,803                   --
   Administrative charges                  --                --                --                   --
   Cost of insurance                  (65,470)          (71,290)           (4,666)                 (15)
   Policy loans                        (1,127)           (6,461)              287                   --
   Death benefits                         (41)               --                --                   --
   Withdrawals                        (55,445)          (80,073)               --                   --
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   principal transactions              30,843           (31,135)           11,424                  (15)
                                     --------         ---------           -------                 ----
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         164,466           130,440            16,333                   63

NET ASSETS:
   Beginning of year                  453,591           580,226            36,408                  247
                                     --------         ---------           -------                 ----
   End of year                       $618,057         $ 710,666           $52,741                 $310
                                     ========         =========           =======                 ====

                             See accompanying notes.

                                    VA II - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                 -----------------------------------------------------------------------------------
                                  AllianceBernstein
                                     Growth and        AllianceBernstein    AllianceBernstein     AllianceBernstein
                                 Income Portfolio -   Growth Portfolio -      Money Market         Premier Growth
                                       Class A              Class A        Portfolio - Class A   Portfolio - Class A
                                 ------------------   ------------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                          $    1,513           $  (26,909)          $    (115)            $  (10,146)
   Net realized gain (loss) on
      investments                         10,703             (129,738)                 --                (44,208)
   Capital gain distributions
      from mutual funds                       --                   --                  --                     --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        333,853              551,580                  --                155,017
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   operations                            346,069              394,933                (115)               100,663
                                      ----------           ----------           ---------             ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        644,521              353,372                 996                271,196
   Administrative charges                   (799)                  --                  --                   (410)
   Cost of insurance                    (229,511)            (226,042)             (5,594)              (103,077)
   Policy loans                          (20,349)             (28,879)                 --                 (4,166)
   Death benefits                             --               (4,135)                 --                     --
   Withdrawals                          (181,815)            (108,047)            (16,528)               (50,051)
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   principal transactions                212,047              (13,731)            (21,126)               113,492
                                      ----------           ----------           ---------             ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            558,116              381,202             (21,241)               214,155

NET ASSETS:
   Beginning of year                   3,113,889            2,876,910              59,832              1,169,237
                                      ----------           ----------           ---------             ----------
   End of year                        $3,672,005           $3,258,112           $  38,591             $1,383,392
                                      ==========           ==========           =========             ==========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                          $    5,627           $  (23,066)          $    (762)            $   (7,590)
   Net realized gain (loss) on
      investments                        (25,430)            (334,660)                 --                (29,333)
   Capital gain distributions
      from mutual funds                       --                   --                  --                     --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        822,744            1,109,446                  --                243,302
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   operations                            802,941              751,720                (762)               206,379
                                      ----------           ----------           ---------             ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        408,009              411,606            (341,189)               344,511
   Administrative charges                   (604)                  --                  --                   (311)
   Cost of insurance                    (243,404)            (231,642)            (20,208)              (108,073)
   Policy loans                          (28,472)             (25,684)                 --                (11,143)
   Death benefits                             --               (7,482)                 --                     --
   Withdrawals                          (363,722)            (233,094)                 --                (51,574)
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   principal transactions               (228,193)             (86,296)           (361,397)               173,410
                                      ----------           ----------           ---------             ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            574,748              665,424            (362,159)               379,789

NET ASSETS:
   Beginning of year                   2,539,141            2,211,486             421,991                789,448
                                      ----------           ----------           ---------             ----------
   End of year                        $3,113,889           $2,876,910           $  59,832             $1,169,237
                                      ==========           ==========           =========             ==========

                             See accompanying notes.

                                    VA II - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                 -------------------------------------------------------------------------------------
                                  AllianceBernstein
                                     Real Estate        AllianceBernstein     AllianceBernstein     AllianceBernstein
                                      Investment         Small Cap Growth        Technology           Total Return
                                 Portfolio - Class A   Portfolio - Class A   Portfolio - Class A   Portfolio - Class A
                                 -------------------   -------------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                           $  6,357              $ (4,566)            $  (13,861)            $  5,086
   Net realized gain (loss) on
      investments                        16,363                (2,201)              (201,774)              (1,950)
   Capital gain distributions
      from mutual funds                      --                    --                     --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       102,501                74,560                286,364               21,162
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   operations                           125,221                67,793                 70,729               24,298
                                       --------              --------             ----------             --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        56,323                86,240                295,977               33,507
   Administrative charges                    --                    --                     --                   --
   Cost of insurance                    (36,722)              (33,000)              (171,819)             (22,868)
   Policy loans                          (2,428)               (5,876)               (62,229)             (94,224)
   Death benefits                          (489)                   --                   (295)                  --
   Withdrawals                           (3,864)              (12,212)               (46,225)              (7,622)
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions                12,820                35,152                 15,409              (91,207)
                                       --------              --------             ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           138,041               102,945                 86,138              (66,909)

NET ASSETS:
   Beginning of year                    363,456               474,050              1,617,423              364,860
                                       --------              --------             ----------             --------
   End of year                         $501,497              $576,995             $1,703,561             $297,951
                                       ========              ========             ==========             ========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                           $  5,841              $ (3,298)            $  (13,007)            $  6,032
   Net realized gain (loss) on
      investments                         6,789                (9,342)              (414,802)              (4,348)
   Capital gain distributions
      from mutual funds                      --                    --                     --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        88,648               165,874                966,356               53,841
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   operations                           101,278               153,234                538,547               55,525
                                       --------              --------             ----------             --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        61,052                82,831                389,185               79,582
   Administrative charges                    --                    --                     --                   --
   Cost of insurance                    (33,954)              (30,844)              (188,353)             (23,967)
   Policy loans                          (4,122)               (1,434)               (46,618)             (15,512)
   Death benefits                            --                    --                     --                   --
   Withdrawals                           (2,190)              (25,140)              (299,583)             (15,307)
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions                20,786                25,413               (145,369)              24,796
                                       --------              --------             ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           122,064               178,647                393,178               80,321

NET ASSETS:
   Beginning of year                    241,392               295,403              1,224,245              284,539
                                       --------              --------             ----------             --------
   End of year                         $363,456              $474,050             $1,617,423             $364,860
                                       ========              ========             ==========             ========

                             See accompanying notes.

                                    VA II - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Sub-accounts
                                 --------------------------------------------------------------------------------
                                  AllianceBernstein
                                         U.S.                                 American Century   American Century
                                   Government/High      AllianceBernstein        VP Capital         VP Income &
                                   Grade Securities       Utility Income     Appreciation Fund -   Growth Fund -
                                 Portfolio - Class A   Portfolio - Class A        Class I             Class I
                                 -------------------   -------------------   ------------------- ----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                            $  14               $  2,323             $   (503)           $  1,026
   Net realized gain (loss) on
      investments                           2                 (8,260)                (391)                725
   Capital gain distributions
      from mutual funds                    21                     --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                         (18)                41,657                6,508              21,349
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                              19                 35,720                5,614              23,100
                                        -----               --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                          --                 26,199               20,090              64,584
   Administrative charges                  --                     --                   --                  --
   Cost of insurance                      (98)               (21,488)             (10,851)            (23,259)
   Policy loans                            --                 (2,578)                (288)               (946)
   Death benefits                          --                   (188)                  --                 (31)
   Withdrawals                             --                 (7,982)                (105)               (872)
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions                 (98)                (6,037)               8,846              39,476
                                        -----               --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             (79)                29,683               14,460              62,576

NET ASSETS:
   Beginning of year                      751                170,849               67,499             161,141
                                        -----               --------             --------            --------
   End of year                          $ 672               $200,532             $ 81,959            $223,717
                                        =====               ========             ========            ========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                            $  18+              $  3,619             $   (409)           $    696
   Net realized gain (loss) on
      investments                           4                 (1,089)              (2,998)               (252)
   Capital gain distributions
      from mutual funds                     6+                    --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                          (6)                23,835               12,555              33,304
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                              22                 26,365                9,148              33,748
                                        -----               --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                          --                 41,486               30,775              41,672
   Administrative charges                  --                     --                   --                  --
   Cost of insurance                     (101)               (20,395)             (10,982)            (20,545)
   Policy loans                            --                 (2,671)                (679)               (587)
   Death benefits                          --                     --                   --                  --
   Withdrawals                             --                 (2,493)             (11,778)             (2,153)
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions                (101)                15,927                7,336              18,387
                                        -----               --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             (79)                42,292               16,484              52,135

NET ASSETS:
   Beginning of year                      830                128,557               51,015             109,006
                                        -----               --------             --------            --------
   End of year                          $ 751               $170,849             $ 67,499            $161,141
                                        =====               ========             ========            ========

                             See accompanying notes.

                                    VA II - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Sub-accounts
                                 -----------------------------------------------------------------------------------
                                                        Anchor Series         Anchor Series      Anchor Series
                                 American Century        Trust Asset          Trust Capital      Trust Government
                                 VP International   Allocation Portfolio       Appreciation      and Quality Bond
                                  Fund - Class 1          - Class 1        Portfolio - Class 1   Portfolio - Class 1
                                 ----------------   --------------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $   (251)            $  7,081             $  (24,516)            $  35,166
   Net realized gain (loss) on
      investments                       5,677                1,662                (35,577)                1,689
   Capital gain distributions
      from mutual funds                    --                   --                     --                   356
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      23,857               22,966                331,437               (14,473)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   operations                          29,283               31,709                271,344                22,738
                                     --------             --------             ----------             ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                68,939               97,851              1,030,154               153,018
   Administrative charges                (317)                  --                     --                    --
   Cost of insurance                   (3,453)             (48,342)              (401,615)             (124,138)
   Policy loans                            --               (4,566)               (28,394)               (4,616)
   Death benefits                          --                   --                     --                    --
   Withdrawals                             --               (5,263)              (133,760)              (10,046)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   principal transactions              65,169               39,680                466,385                14,218
                                     --------             --------             ----------             ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          94,452               71,389                737,729                36,956

NET ASSETS:
   Beginning of year                  166,167              310,356              2,952,389               875,095
                                     --------             --------             ----------             ---------
   End of year                       $260,619             $381,745             $3,690,118             $ 912,051
                                     ========             ========             ==========             =========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $     66             $   (228)            $  (18,186)            $  32,723+
   Net realized gain (loss) on
      investments                       1,249                  161               (136,283)               11,447
   Capital gain distributions
      from mutual funds                    --                   --                     --                 7,283+
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      25,289               12,442                833,039               (35,996)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   operations                          26,604               12,375                678,570                15,457
                                     --------             --------             ----------             ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      99,529              307,375                819,267               256,299
   Administrative charges                (201)                  --                     --                    --
   Cost of insurance                   (1,929)              (4,074)              (464,284)             (153,096)
   Policy loans                            --                   --                (16,018)                 (534)
   Death benefits                          --                   --                 (1,163)                   --
   Withdrawals                             --               (5,320)               (97,008)             (112,537)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   principal transactions              97,399              297,981                240,794                (9,868)
                                     --------             --------             ----------             ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         124,003              310,356                919,364                 5,589

NET ASSETS:
   Beginning of year                   42,164                   --              2,033,025               869,506
                                     --------             --------             ----------             ---------
   End of year                       $166,167             $310,356             $2,952,389             $ 875,095
                                     ========             ========             ==========             =========

                             See accompanying notes.

                                   VA II - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Sub-accounts
                                 -----------------------------------------------------------------------------------
                                                          Anchor Series                           Dreyfus VIF Small
                                    Anchor Series         Trust Natural         Dreyfus Stock        Company Stock
                                     Trust Growth           Resources        Index Fund, Inc. -   Portfolio - Initial
                                 Portfolio - Class 1   Portfolio - Class 1     Initial shares           shares
                                 -------------------   -------------------   ------------------   ------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $   (2,600)            $    184             $   59,862           $   (9,757)
   Net realized gain (loss) on
      investments                       (45,292)              31,491                (66,779)              33,598
   Capital gain distributions
      from mutual funds                      --               19,500                     --               83,309
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       205,852               80,426                570,465               98,919
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   operations                           157,960              131,601                563,548              206,069
                                     ----------             --------             ----------           ----------

PRINCIPAL TRANSACTIONS:

   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                 400,950              197,282                737,866              272,730
   Administrative charges                    --                   --                     --                   --
   Cost of insurance                   (183,861)             (66,841)              (714,320)            (101,172)
   Policy loans                          (2,279)                (660)               (60,917)              (6,566)
   Death benefits                            --                   --                    (31)                 (33)
   Withdrawals                         (155,661)             (18,046)              (272,983)             (28,344)
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   principal transactions                59,149              111,735               (310,385)             136,615
                                     ----------             --------             ----------           ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           217,109              243,336                253,163              342,684

NET ASSETS:
   Beginning of year                  1,451,512              441,865              6,212,374            1,063,041
                                     ----------             --------             ----------           ----------
   End of year                       $1,668,621             $685,201             $6,465,537           $1,405,725
                                     ==========             ========             ==========           ==========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $   (2,165)            $    (17)+           $   35,845           $   (5,700)
   Net realized gain (loss) on
      investments                       (91,581)               5,010               (201,691)             (22,795)
   Capital gain distributions
      from mutual funds                      --                2,585+                    --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       414,492              132,021              1,550,819              319,699
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   operations                           320,746              139,599              1,384,973              291,204
                                     ----------             --------             ----------           ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       393,215              108,661              1,064,366              196,414
   Administrative charges                    --                   --                     --                   --
   Cost of insurance                   (202,183)             (56,347)              (721,214)             (84,940)
   Policy loans                           1,714              (13,013)               (88,104)                 991
   Death benefits                          (347)                  --                     --                 (219)
   Withdrawals                         (155,454)             (15,158)              (341,207)             (51,613)
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   principal transactions                36,945               24,143                (86,159)              60,633
                                     ----------             --------             ----------           ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           357,691              163,742              1,298,814              351,837

NET ASSETS:
   Beginning of year                  1,093,821              278,123              4,913,560              711,204
                                     ----------             --------             ----------           ----------
   End of year                       $1,451,512             $441,865             $6,212,374           $1,063,041
                                     ==========             ========             ==========           ==========

                             See accompanying notes.

                                   VA II - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Sub-accounts
                                 -----------------------------------------------------------------------------------
                                                           Fidelity VIP
                                  Fidelity VIP Asset        Contrafund          Fidelity VIP       Fidelity VIP High
                                 Manager Portfolio -   Portfolio - Initial   Growth Portfolio -   Income Portfolio -
                                    Initial Class             Class             Initial Class        Initial Class
                                 -------------------   -------------------   ------------------   ------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment
      income (loss)                  $   28,246            $  (10,111)          $  (25,716)            $ 43,144
   Net realized gain (loss) on
      investments                       (40,133)                4,477             (185,769)             (18,963)
   Capital gain distributions
      from mutual funds                      --                    --                   --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        77,026               304,499              304,184               27,113
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
   assets resulting from
   operations                            65,139               298,865               92,699               51,294
                                     ----------            ----------           ----------             --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       236,577               543,380              624,739               79,930
   Administrative charges                    --                  (789)                  --                   --
   Cost of insurance                   (129,540)             (151,840)            (367,057)             (53,573)
   Policy loans                        (115,962)              (15,179)            (106,614)              (4,573)
   Death benefits                       (16,963)               (9,813)              (8,237)                 (32)
   Withdrawals                          (80,198)              (77,562)            (170,424)             (14,733)
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions              (106,086)              288,197              (27,593)               7,019
                                     ----------            ----------           ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           (40,947)              587,062               65,106               58,313

NET ASSETS:
   Beginning of year                  1,521,339             1,838,346            4,117,553              581,065
                                     ----------            ----------           ----------             --------
   End of year                       $1,480,392            $2,425,408           $4,182,659             $639,378
                                     ==========            ==========           ==========             ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment
      income (loss)                  $   39,754            $   (5,870)          $  (22,556)            $ 26,606
   Net realized gain (loss)
      on investments                    (57,900)               (4,797)            (342,393)             (20,404)
   Capital gain distributions
      from mutual funds                      --                    --                   --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       253,746               400,450            1,383,610              100,527
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
      assets resulting from
      operations                        235,600               389,783            1,018,661              106,729
                                     ----------            ----------           ----------             --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       220,837               443,079              637,554              190,575
   Administrative charges                    --                  (476)                  --                   --
   Cost of insurance                   (134,758)             (146,165)            (392,034)             (47,788)
   Policy loans                         (33,002)               (8,621)             (28,518)             (20,044)
   Death benefits                            --                (8,719)                (288)                (168)
   Withdrawals                         (177,336)              (76,659)            (361,870)             (25,779)
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions              (124,259)              202,439             (145,156)              96,796
                                     ----------            ----------           ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           111,341               592,222              873,505              203,525

NET ASSETS:
   Beginning of year                  1,409,998             1,246,124            3,244,048              377,540
                                     ----------            ----------           ----------             --------
   End of year                       $1,521,339            $1,838,346           $4,117,553             $581,065
                                     ==========            ==========           ==========             ========

                             See accompanying notes.

                                   VA II - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Sub-accounts
                                 -------------------------------------------------------------------------------
                                                        Fidelity VIP
                                 Fidelity VIP Index   Investment Grade   Fidelity VIP Money      Fidelity VIP
                                   500 Portfolio -    Bond Portfolio -   Market Portfolio -   Overseas Portfolio
                                    Initial Class       Initial Class       Initial Class       - Initial Class
                                 ------------------   ----------------   ------------------   ------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                          $    140           $   34,812          $   10,320            $  1,314
   Net realized gain (loss) on
      investments                        5,927               14,453                  --             (30,723)
   Capital gain distributions
      from mutual funds                     --               31,681                  --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       38,803              (42,646)                 --              88,340
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   operations                           44,870               38,300              10,320              58,931
                                      --------           ----------          ----------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                349,641              128,387             446,494              73,191
   Administrative charges                 (244)                  --                  --                  --
   Cost of insurance                    (4,752)             (89,510)           (337,461)            (36,028)
   Policy loans                             --              (34,847)           (109,200)            (50,025)
   Death benefits                           --                   --                  --                  --
   Withdrawals                              --              (78,977)           (140,788)            (30,527)
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions              344,645              (74,947)           (140,955)            (43,389)
                                      --------           ----------          ----------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          389,515              (36,647)           (130,635)             15,542

NET ASSETS:
   Beginning of year                   140,601            1,088,549           2,831,614             523,940
                                      --------           ----------          ----------            --------
   End of year                        $530,116           $1,051,902          $2,700,979            $539,482
                                      ========           ==========          ==========            ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment
      income (loss)                   $    146           $   30,714+         $    5,506            $   (512)
   Net realized gain (loss)
      on investments                     4,104                4,956                  --             (18,438)
   Capital gain distributions
      from mutual funds                     --               14,023+                 --                  --
   Net change in unrealized
      appreciation (depreciation)
      of investments                    12,369               (5,606)                 --             177,971
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   operations                           16,619               44,087               5,506             159,021
                                      --------           ----------          ----------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       89,302              157,882             208,370              84,696
   Administrative charges                 (153)                  --                  --                  --
   Cost of insurance                    (1,467)             (94,289)           (402,435)            (33,951)
   Policy loans                             --               (5,001)            (22,473)             (5,472)
   Death benefits                           --                   --                  --                  --
   Withdrawals                              --              (13,054)           (145,777)            (28,607)
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions               87,682               45,538            (362,315)             16,666
                                      --------           ----------          ----------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          104,301               89,625            (356,809)            175,687

NET ASSETS:
   Beginning of year                    36,300              998,924           3,188,423             348,253
                                      --------           ----------          ----------            --------
   End of year                        $140,601           $1,088,549          $2,831,614            $523,940
                                      ========           ==========          ==========            ========

                             See accompanying notes.

                                   VA II - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                              Sub-accounts
                                 ----------------------------------------------------------------------
                                     Franklin                                              Neuberger
                                    Templeton -                                           Berman AMT
                                 Templeton Global                     JPMorgan U.S.    Limited Maturity
                                 Asset Allocation   JPMorgan Bond    Large Cap Core    Bond Portfolio -
                                  Fund - Class 1      Portfolio     Equity Portfolio        Class I
                                 ----------------   -------------   ----------------   ----------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  3,270         $  3,846          $    12            $ 1,522
   Net realized gain (loss) on
      investments                      19,941              366             (455)               (67)
   Capital gain distributions
      from mutual funds                    --            2,541               --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       4,587           (2,998)           6,062             (1,469)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   operations                          27,798            3,755            5,619                (14)
                                     --------         --------          -------            -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      42,907          (13,042)          13,682             13,540
   Administrative charges                  --               --               --                 --
   Cost of insurance                  (17,033)         (20,481)          (8,848)            (6,012)
   Policy loans                             8             (325)          (2,032)              (129)
   Death benefits                          --               --               --                 --
   Withdrawals                         (1,219)         (11,339)          (2,528)            (1,173)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   principal transactions              24,663          (45,187)             274              6,226
                                     --------         --------          -------            -------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                       52,461          (41,432)           5,893              6,212

NET ASSETS:
   Beginning of year                  162,887          153,532           63,757             44,847
                                     --------         --------          -------            -------
   End of year                       $215,348         $112,100          $69,650            $51,059
                                     ========         ========          =======            =======
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment
      income (loss)                  $  2,689         $  3,059+         $   109            $ 1,667
   Net realized gain (loss)
      on investments                    1,448              126               --                130
   Capital gain distributions
      from mutual funds                    --            2,910+              --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      32,270           (2,181)          12,842             (1,035)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   operations                          36,407            3,914           12,951                762
                                     --------         --------          -------            -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      31,848           52,571           19,551             11,082
   Administrative charges                  --               --               --                 --
   Cost of insurance                  (15,092)         (25,580)          (8,693)            (6,107)
   Policy loans                            (3)             (46)             (49)            (6,694)
   Death benefits                          --               --               --                 --
   Withdrawals                           (272)          (4,261)            (607)              (166)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   principal transactions              16,481           22,684           10,202             (1,885)
                                     --------         --------          -------            -------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                       52,888           26,598           23,153             (1,123)

NET ASSETS:
   Beginning of year                  109,999          126,934           40,604             45,970
                                     --------         --------          -------            -------
   End of year                       $162,887         $153,532          $63,757            $44,847
                                     ========         ========          =======            =======

                             See accompanying notes.

                                   VA II - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Sub-accounts
                                 ------------------------------------------------------------------------------
                                       Neuberger           Oppenheimer        Oppenheimer      PIMCO VIT Real
                                      Berman AMT        Global Securities     Main Street    Return Portfolio -
                                 Partners Portfolio -     Fund/VA - Non-    Fund/VA - Non-     Administrative
                                       Class I            Service Shares    Service Shares          Class
                                 --------------------   -----------------   --------------   ------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                           $  (3,556)            $  1,610          $    288           $    477
   Net realized gain (loss) on
      investments                         14,053                5,303             4,346                 12
   Capital gain distributions
      from mutual funds                       --                   --                --              6,419
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                         68,185               65,071            42,976               (917)
                                       ---------             --------          --------           --------
Increase (decrease) in net
   assets resulting from
   operations                             78,682               71,984            47,610              5,991
                                       ---------             --------          --------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                              16,344              118,758           114,164            204,577
   Administrative charges                     --                   --                --                 (9)
   Cost of insurance                    (130,448)             (44,811)          (61,426)            (1,387)
   Policy loans                              199               (5,793)           (4,617)                --
   Death benefits                             --                   --              (719)                --
   Withdrawals                           (11,150)             (12,591)          (24,823)                --
Increase (decrease) in net
      assets resulting from
      principal transactions            (125,055)              55,563            22,579            203,181
                                       ---------             --------          --------           --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            (46,373)             127,547            70,189            209,172
NET ASSETS:
   Beginning of year                     518,738              351,112           521,876                 --
                                       ---------             --------          --------           --------
   End of year                         $ 472,365             $478,659          $592,065           $209,172
                                       =========             ========          ========           ========

For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                           $  (2,669)            $     35          $    835           $     --
   Net realized gain (loss) on
      investments                        (15,598)              (2,644)           (5,102)                --
   Capital gain distributions
      from mutual funds                       --                   --                --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        129,106               95,539           106,863                 --
                                       ---------             --------          --------           --------
Increase (decrease) in net
      assets resulting from
      operations                         110,839               92,930           102,596                 --
                                       ---------             --------          --------           --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                             181,136              106,120           111,718                 --
   Administrative charges                     --                   --                --                 --
   Cost of insurance                    (101,537)             (32,682)          (57,994)                --
   Policy loans                               --               (3,419)             (131)                --
   Death benefits                             --                   --                --                 --
   Withdrawals                            (1,044)             (17,069)          (17,818)                --
                                       ---------             --------          --------           --------
Increase (decrease) in net
   assets resulting from
   principal transactions                 78,555               52,950            35,775                 --
                                       ---------             --------          --------           --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            189,394              145,880           138,371                 --

NET ASSETS:
   Beginning of year                     329,344              205,232           383,505                 --
                                       ---------             --------          --------           --------
   End of year                         $ 518,738             $351,112          $521,876           $     --
                                       =========             ========          ========           ========

                             See accompanying notes.

                                   VA II - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Sub-accounts
                                 ---------------------------------------------------------------------------------
                                                          SunAmerica -
                                     SunAmerica -          SunAmerica          SunAmerica
                                  Aggressive Growth    Balanced Portfolio   Alliance Growth     SunAmerica Asset
                                 Portfolio - Class 1         Class 1           Portfolio      Allocation Portfolio
                                 -------------------   ------------------   ---------------   --------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  (12,850)           $   10,831          $  (13,738)         $      --
   Net realized gain (loss) on
      investments                      (105,024)              (25,702)           (257,092)                --
   Capital gain distributions
      from mutual funds                      --                    --                  --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       381,671                92,857             493,722                 --
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   operations                           263,797                77,986             222,892                 --
                                     ----------            ----------          ----------          ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                            457,675               323,461             660,008                 --
   Administrative charges                    --                    --                  --                 --
   Cost of insurance                   (286,655)             (155,345)           (501,809)                --
   Policy loans                           3,351                  (158)            (15,249)                --
   Death benefits                           (32)                   --                 (31)                --
   Withdrawals                          (89,584)              (53,517)           (154,771)                --
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   principal transactions                84,755               114,441             (11,852)                --
                                     ----------            ----------          ----------          ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           348,552               192,427             211,040                 --
NET ASSETS:
   Beginning of year                  1,617,770             1,184,263           3,173,040                 --
                                     ----------            ----------          ----------          ---------
   End of year                       $1,966,322            $1,376,690          $3,384,080          $      --
                                     ==========            ==========          ==========          =========

For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  (10,259)           $   17,457          $  (13,453)         $   8,203
   Net realized gain (loss) on
      investments                      (141,806)              (45,727)           (283,552)             4,254
   Capital gain distributions
      from mutual funds                      --                    --                  --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       487,287               182,083             911,867             31,382
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   operations                           335,222               153,813             614,862             43,839
                                     ----------            ----------          ----------          ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                            551,002               288,966             955,662           (230,541)
   Administrative charges                    --                    --                  --                 --
   Cost of insurance                   (353,605)             (192,673)           (644,629)           (44,793)
   Policy loans                         (12,931)              (11,448)            (20,596)            (8,437)
   Death benefits                          (872)                 (361)            (17,217)              (447)
   Withdrawals                          (76,326)              (80,480)           (164,523)            (3,186)
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   principal transactions               107,268                 4,004             108,697           (287,404)
                                     ----------            ----------          ----------          ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           442,490               157,817             723,559           (243,565)

NET ASSETS:
   Beginning of year                  1,175,280             1,026,446           2,449,481            243,565
                                     ----------            ----------          ----------          ---------
   End of year                       $1,617,770            $1,184,263          $3,173,040          $      --
                                     ==========            ==========          ==========          =========

                             See accompanying notes.

                                   VA II - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Sub-accounts
                                 ---------------------------------------------------------------------
                                 SunAmerica Blue   SunAmerica Cash     SunAmerica     SunAmerica Davis
                                   Chip Growth        Management     Corporate Bond     Venture Value
                                    Portfolio         Portfolio         Portfolio        Portfolio
                                 ---------------   ---------------   --------------   ----------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                        $   (521)        $      (128)       $ 18,354         $    3,452
   Net realized gain (loss) on
      investments                     (1,292)            (44,931)          1,573             (6,771)
   Capital gain distributions
      from mutual funds                   --                  --              --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      5,815              46,434           4,645            338,294
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   operations                          4,002               1,375          24,572            334,975
                                    --------         -----------        --------         ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                          36,852              (2,601)         93,610            584,793
   Administrative charges                 --                  --              --                 --
   Cost of insurance                 (11,882)           (439,652)        (46,614)          (309,161)
   Policy loans                           (1)            (10,003)           (119)           (23,381)
   Death benefits                         --                  --              --                 --
   Withdrawals                          (770)           (188,456)         (2,070)          (214,075)
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             24,199            (640,712)         44,807             38,176
                                    --------         -----------        --------         ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         28,201            (639,337)         69,379            373,151
NET ASSETS:
   Beginning of year                  79,253           3,336,603         390,152          2,567,930
                                    --------         -----------        --------         ----------
   End of year                      $107,454         $ 2,697,266        $459,531         $2,941,081
                                    ========         ===========        ========         ==========

For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                        $   (443)        $    50,429        $ 19,389         $    3,000
   Net realized gain (loss) on
      investments                     (3,079)            (82,988)          1,973           (120,177)
   Capital gain distributions
      from mutual funds                   --                  --              --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     17,462              29,694          15,491            735,818
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   operations                         13,940              (2,865)         36,853            618,641
                                    --------         -----------        --------         ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                          23,170             239,316         134,327            593,361
   Administrative charges                 --                  --              --                 --
   Cost of insurance                  (8,917)           (668,615)        (50,857)          (338,741)
   Policy loans                        2,627            (172,742)         (5,214)            (5,211)
   Death benefits                         --             (57,723)             --               (908)
   Withdrawals                        (1,540)           (682,828)        (11,782)          (146,315)
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             15,340          (1,342,592)         66,474            102,186
                                    --------         -----------        --------         ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         29,280          (1,345,457)        103,327            720,827

NET ASSETS:
   Beginning of year                  49,973           4,682,060         286,825          1,847,103
                                    --------         -----------        --------         ----------
   End of year                      $ 79,253         $ 3,336,603        $390,152         $2,567,930
                                    ========         ===========        ========         ==========

                             See accompanying notes.

                                   VA II - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                             Sub-accounts
                                 --------------------------------------------------------------------
                                                                          SunAmerica
                                    SunAmerica         SunAmerica          Federated       SunAmerica
                                  "Dogs" of Wall    Emerging Markets   American Leaders   Global Bond
                                 Street Portfolio       Portfolio          Portfolio       Portfolio
                                 ----------------   ----------------   ----------------   -----------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  6,377          $   2,664           $  2,485        $  (4,572)
   Net realized gain (loss)
      on investments                    3,337             42,093               (971)          10,914
   Capital gain distributions
      from mutual funds                    --                 --                 --            7,202
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments              19,005            114,701             29,044            5,745
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   operations                          28,719            159,458             30,558           19,289
                                     --------          ---------           --------        ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     191,557            118,953             56,939          165,307
   Administrative charges                  --                 --                 --               --
   Cost of insurance                  (32,171)          (106,982)           (45,939)        (135,956)
   Policy loans                          (419)              (139)              (392)          (3,367)
   Death benefits                          --                 --                 --             (932)
   Withdrawals                         (3,821)           (56,909)           (25,231)         (22,756)
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   principal transactions             155,146            (45,077)           (14,623)           2,296
                                     --------          ---------           --------        ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         183,865            114,381             15,935           21,585

NET ASSETS:
   Beginning of year                  219,269            735,010            338,441          585,752
                                     --------          ---------           --------        ---------
   End of year                       $403,134          $ 849,391           $354,376        $ 607,337
                                     ========          =========           ========        =========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  3,737          $  (4,356)          $  2,524        $  (4,032)
   Net realized gain (loss) on
      investments                      (2,031)             3,061            (23,569)           5,910
   Capital gain distributions
      from mutual funds                    --                 --                 --               --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      35,134            247,031             96,836           14,166
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   operations                          36,840            245,736             75,791           16,044
                                     --------          ---------           --------        ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      65,123            163,552             52,180          144,864
   Administrative charges                  --                 --                 --               --
   Cost of insurance                  (34,782)          (125,084)           (67,043)        (123,849)
   Policy loans                          (797)              (351)            (8,275)            (414)
   Death benefits                          --               (369)              (414)             (31)
   Withdrawals                        (18,043)           (22,233)           (28,651)          (5,705)
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   principal transactions              11,501             15,515            (52,203)          14,865
                                     --------          ---------           --------        ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          48,341            261,251             23,588           30,909

NET ASSETS:
   Beginning of year                  170,928            473,759            314,853          554,843
                                     --------          ---------           --------        ---------
   End of year                       $219,269          $ 735,010           $338,441        $ 585,752
                                     ========          =========           ========        =========

                             See accompanying notes.

                                   VA II - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                             Sub-accounts
                                 --------------------------------------------------------------------
                                                                          SunAmerica
                                    SunAmerica         SunAmerica           Growth        SunAmerica
                                 Global Equities      Goldman Sachs     Opportunities   Growth-Income
                                    Portfolio      Research Portfolio     Portfolio       Portfolio
                                 ---------------   ------------------   -------------   -------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                        $ (2,275)           $  (158)          $   (694)      $   (1,031)
   Net realized gain (loss) on
      investments                    (42,743)               462             (2,558)        (123,299)
   Capital gain distributions
      from mutual funds                   --                 --                 --               --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments            100,413              2,172              8,500          372,183
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   operations                         55,395              2,476              5,248          247,853
                                    --------            -------           --------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                    121,101              3,608             20,149          461,589
   Administrative charges                 --                 --                 --               --
   Cost of insurance                 (74,691)            (3,937)           (14,658)        (314,733)
   Policy loans                        6,522                 --                 (1)         (33,332)
   Death benefits                         --                 --                 --               --
   Withdrawals                       (41,477)                --               (573)        (201,527)
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             11,455               (329)             4,917          (88,003)
                                    --------            -------           --------       ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         66,850              2,147             10,165          159,850

NET ASSETS:
   Beginning of year                 508,530             20,755             96,016        2,367,757
                                    --------            -------           --------       ----------
   End of year                      $575,380            $22,902           $106,181       $2,527,607
                                    ========            =======           ========       ==========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                        $ (2,067)           $  (197)          $   (489)      $    5,662
   Net realized gain (loss) on
      investments                    (38,529)              (521)              (374)         (96,148)
   Capital gain distributions
      from mutual funds                   --                 --                 --               --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments            142,290              3,843             15,897          530,477
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   operations                        101,694              3,125             15,034          439,991
                                    --------            -------           --------       ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                    149,843              4,977             54,417          683,934
   Administrative charges                 --                 --                 --               --
   Cost of insurance                 (89,704)            (3,139)           (10,543)        (367,048)
   Policy loans                       (2,797)                --              2,629          (10,105)
   Death benefits                       (294)                --                 --             (381)
   Withdrawals                       (38,852)                --               (164)         (83,380)
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             18,196              1,838             46,339          223,020
                                    --------            -------           --------       ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        119,890              4,963             61,373          663,011

NET ASSETS:
   Beginning of year                 388,640             15,792             34,643        1,704,746
                                    --------            -------           --------       ----------
   End of year                      $508,530            $20,755           $ 96,016       $2,367,757
                                    ========            =======           ========       ==========

                             See accompanying notes.

                                   VA II - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Sub-accounts
                                 -------------------------------------------------------------------------
                                                        SunAmerica          SunAmerica
                                 SunAmerica High-      International       International      SunAmerica
                                    Yield Bond          Diversified         Growth and      Marsico Growth
                                     Portfolio      Equities Portfolio   Income Portfolio      Portfolio
                                 ----------------   ------------------   ----------------   --------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $ 14,785            $  8,602           $   3,629          $ (3,493)
   Net realized gain (loss) on
      investments                       2,423             (55,994)            (16,447)           14,838
   Capital gain distributions
      from mutual funds                    --                  --                  --                --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments              10,291             133,661             153,195            35,797
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   operations                          27,499              86,269             140,377            47,142
                                     --------            --------           ---------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                34,130             111,291             379,671            83,461
   Administrative charges                  --                  --                  --                --
   Cost of insurance                  (26,760)            (77,032)            (90,422)          (69,200)
   Policy loans                        (4,098)               (384)             (3,754)           (5,000)
   Death benefits                          --                  --                  --              (769)
   Withdrawals                        (10,066)            (12,326)           (160,272)          (36,749)
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions              (6,794)             21,549             125,223           (28,257)
                                     --------            --------           ---------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          20,705             107,818             265,600            18,885

NET ASSETS:
   Beginning of year                  167,576             463,312             685,867           494,676
                                     --------            --------           ---------          --------
   End of year                       $188,281            $571,130           $ 951,467          $513,561
                                     ========            ========           =========          ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  8,088            $ 15,056           $   4,029          $ (3,113)
   Net realized gain (loss) on
      investments                     (14,761)            (24,995)            (20,827)             (237)
   Capital gain distributions
      from mutual funds                    --                  --                  --                --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments              51,194             116,127             194,619           109,293
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   operations                          44,521             106,188             177,821           105,943
                                     --------            --------           ---------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      52,531             116,272             157,209           148,435
   Administrative charges                  --                  --                  --                --
   Cost of insurance                  (26,700)            (72,991)           (102,234)          (74,146)
   Policy loans                        (1,160)             (2,160)             (1,121)           (3,674)
   Death benefits                          --                (284)             (1,017)               --
   Withdrawals                        (24,529)            (13,624)            (12,663)          (33,208)
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions                 142              27,213              40,174            37,407
                                     --------            --------           ---------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          44,663             133,401             217,995           143,350

NET ASSETS:
   Beginning of year                  122,913             329,911             467,872           351,326
                                     --------            --------           ---------          --------
   End of year                       $167,576            $463,312           $ 685,867          $494,676
                                     ========            ========           =========          ========

                             See accompanying notes.

                                   VA II - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                              Sub-accounts
                                 ---------------------------------------------------------------------
                                  SunAmerica MFS
                                  Massachusetts    SunAmerica MFS   SunAmerica MFS       SunAmerica
                                 Investors Trust   Mid-Cap Growth    Total Return      Putnam Growth:
                                    Portfolio         Portfolio        Portfolio     Voyager Portfolio
                                 ---------------   --------------   --------------   -----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                        $    367         $  (17,097)      $   (5,563)       $   (5,970)
   Net realized gain (loss) on
      investments                    (26,605)          (125,613)           9,634           (97,848)
   Capital gain distributions
      from mutual funds                   --                 --               --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     84,182            433,014           96,460           142,348
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   operations                         57,944            290,304          100,531            38,530
                                    --------         ----------       ----------        ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     22,672            637,173          325,538           130,844
   Administrative charges                 --                 --               --                --
   Cost of insurance                 (66,544)          (336,950)        (138,433)         (130,103)
   Policy loans                        2,181             (2,086)            (962)             (869)
   Death benefits                         --                (32)              --                --
   Withdrawals                       (23,706)           (62,349)        (107,373)          (46,982)
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   principal transactions            (65,397)           235,756           78,770           (47,110)
                                    --------         ----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         (7,453)           526,060          179,301            (8,580)

NET ASSETS:
   Beginning of year                 592,074          2,048,747          937,397         1,002,816
                                    --------         ----------       ----------        ----------
   End of year                      $584,621         $2,574,807       $1,116,698        $  994,236
                                    ========         ==========       ==========        ==========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                        $    585         $  (11,988)      $   30,469        $   (4,205)
   Net realized gain (loss) on
      investments                    (17,941)          (162,557)          (8,008)          (93,439)
   Capital gain distributions
      from mutual funds                   --                 --               --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                    122,256            678,302          104,470           280,554
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   operations                        104,900            503,757          126,931           182,910
                                    --------         ----------       ----------        ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                    135,853            742,612          281,460           242,455
   Administrative charges                 --                 --               --                --
   Cost of insurance                 (80,519)          (352,829)        (152,945)         (167,700)
   Policy loans                       (2,556)           (12,968)          (8,876)           (7,832)
   Death benefits                         --               (625)              --           (10,192)
   Withdrawals                       (32,393)           (73,767)         (61,221)          (38,591)
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             20,385            302,423           58,418            18,140
                                    --------         ----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        125,285            806,180          185,349           201,050

NET ASSETS:
   Beginning of year                 466,789          1,242,567          752,048           801,766
                                    --------         ----------       ----------        ----------
   End of year                      $592,074         $2,048,747       $  937,397        $1,002,816
                                    ========         ==========       ==========        ==========

                             See accompanying notes.

                                   VA II - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                            Sub-accounts
                                 ------------------------------------------------------------------
                                                    SunAmerica      SunAmerica        SunAmerica
                                  SunAmerica Real   Technology   Telecom Utility    Worldwide High
                                 Estate Portfolio    Portfolio      Portfolio      Income Portfolio
                                 ----------------   ----------   ---------------   ----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $ 15,924        $ (1,006)      $  4,684           $ 3,943
   Net realized gain (loss) on
      investments                      29,281           2,781         (4,688)           (1,324)
   Capital gain distributions
      from mutual funds                    --              --             --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     186,783          (5,651)        16,721             3,246
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   operations                         231,988          (3,876)        16,717             5,865
                                     --------        --------       --------           -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     242,359          29,101         28,855            11,636
   Administrative charges                  --              --             --                --
   Cost of insurance                  (67,953)        (19,901)       (16,618)           (5,459)
   Policy loans                        (6,250)             (1)         1,472                --
   Death benefits                          --              --             --                --
   Withdrawals                         (2,954)            657         (7,123)           (1,754)
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   principal transactions             165,202           9,856          6,586             4,423
                                     --------        --------       --------           -------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         397,190           5,980         23,303            10,288

NET ASSETS:
   Beginning of year                  510,646         122,846         94,740            64,797
                                     --------        --------       --------           -------
   End of year                       $907,836        $128,826       $118,043           $75,085
                                     ========        ========       ========           =======
For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  8,470        $   (405)      $  4,751           $ 4,604
   Net realized gain (loss) on
      investments                       5,541          (2,431)        (1,848)             (747)
   Capital gain distributions
      from mutual funds                    --              --             --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     117,955          25,829         10,990             8,435
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   operations                         131,966          22,993         13,893            12,292
                                     --------        --------       --------           -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     149,436          78,538         28,801            15,678
   Administrative charges                  --              --             --                --
   Cost of insurance                  (52,301)        (12,957)       (18,781)           (6,320)
   Policy loans                        (4,773)          2,630            (31)               --
   Death benefits                          --              --             --                --
   Withdrawals                        (11,245)         (1,874)        (3,159)           (1,628)
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   principal transactions              81,117          66,337          6,830             7,730
                                     --------        --------       --------           -------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         213,083          89,330         20,723            20,022

NET ASSETS:
   Beginning of year                  297,563          33,516         74,017            44,775
                                     --------        --------       --------           -------
   End of year                       $510,646        $122,846       $ 94,740           $64,797
                                     ========        ========       ========           =======

                             See accompanying notes.

                                   VA II - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                 ----------------------------------------------------------------------------------
                                    UIF Core Plus                             UIF U.S. Mid Cap   VALIC Company I -
                                     Fixed Income        UIF Money Market    Value Portfolio -    Small Cap Index
                                 Portfolio - Class I   Portfolio - Class I        Class I               Fund
                                 -------------------   -------------------   -----------------   -----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  5,480                $    486             $ (2,339)           $    122
   Net realized gain (loss) on
      investments                       2,554                      --                2,580                 218
   Capital gain distributions
      from mutual funds                   398                      --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      (1,474)                     --               52,306              54,550
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                           6,958                     486               52,547              54,890
                                     --------                --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     (48,665)                (66,534)             142,354             363,077
   Administrative charges                (281)                   (192)                (580)                (18)
   Cost of insurance                   (3,050)                 (5,934)              (6,293)             (2,609)
   Policy loans                            --                      --                   --                  --
   Death benefits                          --                      --                   --                  --
   Withdrawals                             --                      --                   --                  --
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions             (51,996)                (72,660)             135,481             360,450
                                     --------                --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         (45,038)                (72,174)             188,028             415,340

NET ASSETS:
   Beginning of year                  220,579                 177,428              289,179                  --
                                     --------                --------             --------            --------
   End of year                       $175,541                $105,254             $477,207            $415,340
                                     ========                ========             ========            ========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $   (849)+              $   (147)            $ (1,368)           $     --
   Net realized gain (loss) on
      investments                         (52)                     --               17,137                  --
   Capital gain distributions
      from mutual funds                   831 +                    --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       3,482                      --               62,737                  --
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                           3,412                    (147)              78,506                  --
                                     --------                --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     147,834                 111,204              111,257                  --
   Administrative charges                (276)                   (732)                (426)                 --
   Cost of insurance                   (2,635)                 (6,039)              (4,053)                 --
   Policy loans                            --                      --                   --                  --
   Death benefits                          --                      --                   --                  --
   Withdrawals                             --                      --                   --                  --
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions             144,923                 104,433              106,778                  --
                                     --------                --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         148,335                 104,286              185,284                  --

NET ASSETS:
   Beginning of year                   72,244                  73,142              103,895                  --
                                     --------                --------             --------            --------
   End of year                       $220,579                $177,428             $289,179            $     --
                                     ========                ========             ========            ========

                             See accompanying notes.

                                   VA II - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                            Sub-accounts
                                 ---------------------------------
                                      Van Eck
                                     Worldwide          Van Eck
                                 Emerging Markets   Worldwide Hard
                                       Fund           Assets Fund
                                 ----------------   --------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $   (841)         $   (620)
   Net realized gain (loss)
      on investments                   15,574             2,332
   Capital gain distributions
      from mutual funds                    --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      40,883            22,799
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   operations                          55,616            24,511
                                     --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      28,926            71,220
   Administrative charges                  --                --
   Cost of insurance                  (19,415)           (6,598)
   Policy loans                        (3,301)           (2,393)
   Death benefits                          --                --
   Withdrawals                        (26,302)             (782)
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions             (20,092)           61,447
                                     --------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          35,524            85,958

NET ASSETS:
   Beginning of year                  227,068            85,905
                                     --------          --------
   End of year                       $262,592          $171,863
                                     ========          ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $ (1,393)         $   (346)
   Net realized gain (loss)
      on investments                   (4,702)               56
   Capital gain distributions
      from mutual funds                    --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      85,197            24,463
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   operations                          79,102            24,173
                                     --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      55,161            10,485
   Administrative charges                  --                --
   Cost of insurance                  (21,660)           (4,296)
   Policy loans                          (521)               87
   Death benefits                          --                --
   Withdrawals                        (22,171)             (104)
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions              10,809             6,172
                                     --------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          89,911            30,345

NET ASSETS:
   Beginning of year                  137,157            55,560
                                     --------          --------
   End of year                       $227,068          $ 85,905
                                     ========          ========

+ Net investment income (loss) and capital gain distributions from mutual funds for the respective Sub-accounts have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

                                   VA II - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account II (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage(SM) policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life, Polaris Survivorship Life, and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund - Series I
     AIM V.I. International Growth Fund - Series I

AllianceBernstein Variable Products Series Fund, Inc.:
     AllianceBernstein Americas Government Income Portfolio - Class A (1) AllianceBernstein Global Bond Portfolio - Class A
     AllianceBernstein Global Dollar Government Portfolio - Class A AllianceBernstein Growth and Income Portfolio - Class A
     AllianceBernstein Growth Portfolio - Class A
     AllianceBernstein High Yield Portfolio - Class A (1)
     AllianceBernstein International Portfolio - Class A (1)
     AllianceBernstein Money Market Portfolio - Class A
     AllianceBernstein Premier Growth Portfolio - Class A
     AllianceBernstein Real Estate Investment Portfolio - Class A
     AllianceBernstein Small Cap Growth Portfolio - Class A (2)
     AllianceBernstein Technology Portfolio - Class A
     AllianceBernstein Total Return Portfolio - Class A
     AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A AllianceBernstein Utility Income Portfolio - Class A
     AllianceBernstein Worldwide Privatization Portfolio - Class A (1)

American Century Variable Portfolios, Inc.
   ("American Century"):
     American Century VP Capital Appreciation Fund - Class I
     American Century VP Income & Growth Fund - Class I
     American Century VP International Fund - Class I

Anchor Series Trust:
     Anchor Series Trust Asset Allocation Portfolio - Class 1
     Anchor Series Trust Capital Appreciation Portfolio - Class 1
     Anchor Series Trust Government and Quality Bond Portfolio - Class 1 Anchor Series Trust Growth Portfolio - Class 1
     Anchor Series Trust Natural Resources Portfolio - Class 1

Credit Suisse Trust ("Credit Suisse"):
     Credit Suisse Emerging Markets Portfolio (1)
     Credit Suisse Global Post-Venture Capital Portfolio (1)
     Credit Suisse International Focus Portfolio (1)
     Credit Suisse Large Cap Value Portfolio (1)
     Credit Suisse Mid-Cap Growth Portfolio (1) (3)
     Credit Suisse Small Cap Growth Portfolio (1)

Dreyfus Stock Index Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
     Dreyfus VIF Small Company Stock Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
     Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
     Fidelity(R) VIP Balanced Portfolio - Initial Class (1)
     Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
     Fidelity(R) VIP Growth Portfolio - Initial Class
     Fidelity(R) VIP High Income Portfolio - Initial Class
     Fidelity(R) VIP Index 500 Portfolio - Initial Class
     Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Money Market Portfolio - Initial Class
     Fidelity(R) VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products
   Trust ("Franklin Templeton"):
     Franklin Templeton - Templeton Developing Markets Securities Fund - Class 2 (1)
     Franklin Templeton - Templeton Foreign Securities Fund - Class 2 (1) Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1 Franklin Templeton - Templeton Growth Securities Fund - Class 2 (1)

Goldman Sachs Variable Insurance Trust:
     Goldman Sachs CORE(SM) U.S. Equity Fund (1)
     Goldman Sachs International Equity Fund (1)

J.P. Morgan Series Trust II:
     JPMorgan Bond Portfolio
     JPMorgan Mid Cap Value Portfolio (1)
     JPMorgan Small Company Portfolio (1)
     JPMorgan U.S. Large Cap Core Equity Portfolio

Merrill Lynch Variable Series Funds, Inc.:
     Merrill Lynch Basic Value V.I. Fund - Class I (1)
     Merrill Lynch Fundamental Growth V.I. Fund - Class I (1)
     Merrill Lynch Government Bond V.I. Fund - Class I (1)
     Merrill Lynch Value Opportunities V.I. Fund - Class I (1) (4)

Neuberger Berman Advisers Management Trust
   ("Neuberger Berman AMT"):
     Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I Neuberger Berman AMT Partners Portfolio - Class I

                                   VA II - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA - Non-Service Shares
     Oppenheimer Main Street Fund/VA - Non-Service Shares

PIMCO Variable Insurance Trust:
     PIMCO VIT High Yield Portfolio - Administrative Class (1)
     PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class (1) PIMCO VIT Real Return Portfolio - Administrative Class
     PIMCO VIT Short-Term Portfolio - Administrative Class (1)
     PIMCO VIT Total Return Portfolio - Administrative Class (1)

SunAmerica Series Trust ("SunAmerica"):
     SunAmerica - Aggressive Growth Portfolio - Class 1 SunAmerica - SunAmerica Balanced Portfolio - Class 1 SunAmerica Alliance Growth Portfolio
     SunAmerica Asset Allocation Portfolio (5)
     SunAmerica Blue Chip Growth Portfolio
     SunAmerica Cash Management Portfolio
     SunAmerica Corporate Bond Portfolio
     SunAmerica Davis Venture Value Portfolio
     SunAmerica "Dogs" of Wall Street Portfolio
     SunAmerica Emerging Markets Portfolio
     SunAmerica Federated American Leaders Portfolio SunAmerica Global Bond Portfolio
     SunAmerica Global Equities Portfolio (1)
     SunAmerica Goldman Sachs Research Portfolio
     SunAmerica Growth Opportunities Portfolio
     SunAmerica Growth-Income Portfolio
     SunAmerica High-Yield Bond Portfolio
     SunAmerica International Diversified Equities Portfolio SunAmerica International Growth and Income Portfolio SunAmerica Marsico Growth Portfolio

SunAmerica Series Trust ("SunAmerica") - continued:
     SunAmerica MFS Massachusetts Investors Trust Portfolio
     SunAmerica MFS Mid-Cap Growth Portfolio
     SunAmerica MFS Total Return Portfolio
     SunAmerica Putnam Growth: Voyager Portfolio
     SunAmerica Real Estate Portfolio
     SunAmerica Technology Portfolio
     SunAmerica Telecom Utility Portfolio
     SunAmerica Worldwide High Income Portfolio

The Universal Institutional Funds, Inc. ("UIF"):
     UIF Core Plus Fixed Income Portfolio - Class I
     UIF Emerging Markets Equity Portfolio - Class I (1)
     UIF High Yield Portfolio - Class I (1)
     UIF Mid Cap Growth Portfolio - Class I (1)
     UIF Money Market Portfolio - Class I
     UIF Technology Portfolio - Class I (1)
     UIF U.S. Mid Cap Value Portfolio - Class I

VALIC Company I:
     VALIC Company I - International Equities Fund (1)
     VALIC Company I - Mid Cap Index Fund (1)
     VALIC Company I - Small Cap Index Fund

Van Eck Worldwide Insurance Trust ("Van Eck"):
     Van Eck Worldwide Emerging Markets Fund
     Van Eck Worldwide Hard Assets Fund

Vanguard(R) Variable Insurance Fund ("Vanguard"):
     Vanguard(R) VIF Total Bond Market Index Portfolio (1)
     Vanguard(R) VIF Total Stock Market Index Portfolio (1)

(1)  Sub-accounts had no activity.
(2) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(3) Effective May 1, 2004, Credit Suisse Emerging Growth Portfolio changed its name to Credit Suisse Mid-Cap Growth Porfolio.
(4) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund Class I.
(5) Effective November 24, 2003, SunAmerica Asset Allocation Portfolio was reorganized into the Anchor Series Trust Asset Allocation Portfolio.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

                                   VA II - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net premiums from the policies are allocated to the Sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Policy Charges

Deductions from premium payments - The deduction from each premium payment are for state premium taxes and for other expenses associated with selling and distributing the policy. A summary of sales charges for each policy follows:

                                   VA II - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

-------------------------------------------------------------------------------------------------------------------
Policies                                          Sales Charges
-------------------------------------------------------------------------------------------------------------------
Variable Universal Life Policy and Gallery Life   5% of each premium payment plus the state specific premim taxes.
-------------------------------------------------------------------------------------------------------------------
Executive Advantage                               The maximum charge is 9% of each premium payment.
-------------------------------------------------------------------------------------------------------------------
Gemstone Life                                     5% of each premium payment up to the target premium amount plus
                                                  2% of any premium paid in excess of the target premium amount for policy years 1-10. 3% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount beginning in policy year 11. The maximum charge is 8% of each premium payment.
-------------------------------------------------------------------------------------------------------------------
Polaris Life and Polaris Survivorship Life        Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.
-------------------------------------------------------------------------------------------------------------------

Variable Account charges - Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. A summary of the charges by policy follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                                   Mortality and Expense
                                                  Mortality and Expense   Mortality and Expense     Risk Minimum Annual
                                                   Risk Current Annual     Risk Maximum Annual    Rate in Policy Year 11
Policies                                                   Rate                    Rate                 and Greater
------------------------------------------------------------------------------------------------------------------------
Variable Universal Life Policy and Gallery Life           0.90%                   0.90%                    0.50%
------------------------------------------------------------------------------------------------------------------------
Executive Advantage                                       0.65%                   1.00%                     N/A
------------------------------------------------------------------------------------------------------------------------
Gemstone Life                                             0.75%                   0.90%                    0.35%
------------------------------------------------------------------------------------------------------------------------
Polaris Life and Polaris Survivorship Life                0.75%                   0.90%                    0.25%
------------------------------------------------------------------------------------------------------------------------

Other charges paid to the Company by redemption of units outstanding include deductions for administrative charges, acquisition and underwriting charges, cost of insurance, supplemental benefits or riders, transfer fees and surrender charges.

Monthly administrative charges are paid to the Company for the administrative services provided under the current policies.

The Company may deduct an additional monthly expense charge for expenses associated with acquisition and underwriting of your policy.

Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

Monthly charges are deducted, if the policy owner selects additional supplemental benefits or riders for certain policies. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider.

A transfer charge of $25 may be assessed for each transfer in excess of twelve each policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge is based on a table of charges and the premiums paid under the policy or the face amount of the policy (including increases and decreases in the face amount of the policy). Any partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25.

                                   VA II - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                   VA II - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of    Proceeds from
Sub-accounts                                           Purchases       Sales
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I                                      $ 59,201     $   81,436
AIM V.I. International Growth
   Fund - Series I                                       135,900        135,975
AllianceBernstein Global Bond
   Portfolio - Class A                                    22,934         12,217
AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                                                  22             15
AllianceBernstein Growth and
   Income Portfolio -Class A                             526,583        313,021
AllianceBernstein Growth
   Portfolio - Class A                                   219,474        260,113
AllianceBernstein Money Market
   Portfolio - Class A                                       435         21,713
AllianceBernstein Premier
   Growth Portfolio - Class A                            261,284        157,938
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                                                69,316         50,152
AllianceBernstein Small Cap
   Growth Portfolio - Class A                             60,068         29,480
AllianceBernstein Technology
   Portfolio - Class A                                   218,920        217,372
AllianceBernstein Total Return
   Portfolio - Class A                                    49,406        135,568
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                                                    41            106
AllianceBernstein Utility
   Income Portfolio - Class A                             44,071         47,781
American Century VP Capital
   Appreciation Fund - Class I                            16,890          8,547
American Century VP Income &
   Growth Fund - Class I                                  48,891          8,373
American Century VP
   International Fund -
   Class I                                                85,009         20,091
Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                                                75,056         28,299
Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                                               832,704        390,835
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                                             138,937         89,197
Anchor Series Trust Growth
   Portfolio - Class 1                                   396,393        339,846
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                                               220,761         89,345
Dreyfus Stock Index Fund, Inc.
   - Initial shares                                      885,641      1,136,166
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                                                371,336        161,168
Fidelity VIP Asset Manager
   Portfolio - Initial Class                             193,828        271,650
Fidelity VIP Contrafund
   Portfolio - Initial Class                             442,911        164,842
Fidelity VIP Growth Portfolio
   - Initial Class                                       381,423        434,732
Fidelity VIP High Income
   Portfolio - Initial Class                             101,589         51,425
Fidelity VIP Index 500
   Portfolio - Initial Class                             394,962         50,161
Fidelity VIP Investment Grade
   Bond Portfolio - Initial Class                        186,585        195,007
Fidelity VIP Money Market
   Portfolio - Initial Class                             734,422        865,056
Fidelity VIP Overseas
   Portfolio - Initial Class                              55,303         97,379
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                                        119,854         91,900
JPMorgan Bond Portfolio                                   37,010         75,804
JPMorgan U.S. Large Cap Core
   Equity Portfolio                                       14,712         14,416
Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                                                 9,861          2,079
Neuberger Berman AMT Partners
   Portfolio - Class I                                    12,960        141,572
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                                                 92,595         35,419
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                                                117,639         94,772
PIMCO VIT Real Return
   Portfolio - Administrative
   Class                                                 211,837          1,759
SunAmerica - Aggressive Growth
   Portfolio - Class 1                                   272,100        200,195
SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                                               257,663        131,671
SunAmerica Alliance Growth
   Portfolio                                             472,385        497,975
SunAmerica Blue Chip Growth
   Portfolio                                              32,781          9,103
SunAmerica Cash Management
   Portfolio                                             584,271      1,222,357
SunAmerica Corporate Bond
   Portfolio                                              94,929         31,800
SunAmerica Davis Venture Value
   Portfolio                                             635,831        594,202
SunAmerica "Dogs" of Wall
   Street Portfolio                                      192,853         31,358
SunAmerica Emerging Markets
   Portfolio                                             108,087        150,500
SunAmerica Federated American
   Leaders Portfolio                                      45,853         58,007
SunAmerica Global Bond
   Portfolio                                             145,250        140,323
SunAmerica Global Equities
   Portfolio                                             121,275        112,095

                                   VA II - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of    Proceeds from
Sub-accounts                                           Purchases       Sales
--------------------------------------------------------------------------------
SunAmerica Goldman Sachs
   Research Portfolio                                   $  2,481     $    2,968
SunAmerica Growth
   Opportunities Portfolio                                15,674         11,451
SunAmerica Growth-Income
   Portfolio                                             481,065        570,174
SunAmerica High-Yield Bond
   Portfolio                                              39,270         31,354
SunAmerica International
   Diversified Equities
   Portfolio                                             246,946        216,797
SunAmerica International
   Growth and Income Portfolio                           323,743        194,904
SunAmerica Marsico Growth
   Portfolio                                              78,544        110,294
SunAmerica MFS Massachusetts
   Investors Trust Portfolio                              78,948        143,979
SunAmerica MFS Mid-Cap Growth
   Portfolio                                             405,113        186,454
SunAmerica MFS Total Return
   Portfolio                                             318,191        245,083
SunAmerica Putnam Growth:
   Voyager Portfolio                                     158,467        211,548
SunAmerica Real Estate
   Portfolio                                             257,598         76,458
SunAmerica Technology
   Portfolio                                              81,137         72,287
SunAmerica Telecom Utility
   Portfolio                                              21,536         10,195
SunAmerica Worldwide High
   Income Portfolio                                       15,766          7,444
UIF Core Plus Fixed Income
   Portfolio - Class I                                    66,481        112,573
UIF Money Market Portfolio -
   Class I                                               941,509      1,013,706
UIF U.S. Mid Cap Value
   Portfolio - Class I                                   141,273          8,132
VALIC Company I - Small Cap
   Index Fund                                            363,883          3,311
Van Eck Worldwide Emerging
   Markets Fund                                           43,979         64,912
Van Eck Worldwide Hard Assets
   Fund                                                   67,747          6,911

                                   VA II - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                             Net Asset   Value of Shares     Cost of
Sub-accounts                       Shares      Value      at Fair Value    Shares Held
--------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I                  28,071    $ 22.69       $  636,924      $  667,165
AIM V.I. International Growth
   Fund - Series I                  44,283      19.77          875,477         771,145
AllianceBernstein Global Bond
   Portfolio - Class A               4,784      13.63           65,211          60,108
AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                            22      14.79              324             223
AllianceBernstein Growth and
   Income Portfolio - Class A      152,492      24.08        3,672,016       3,198,931
AllianceBernstein Growth
   Portfolio - Class A             178,039      18.30        3,258,112       3,907,133
AllianceBernstein Money Market
   Portfolio - Class A              38,558       1.00           38,558          38,558
AllianceBernstein Premier
   Growth Portfolio - Class A       59,018      23.44        1,383,392       1,451,324
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                          24,274      20.66          501,498         306,532
AllianceBernstein Small Cap
   Growth Portfolio - Class A       49,527      11.65          576,994         529,119
AllianceBernstein Technology
   Portfolio - Class A             111,563      15.27        1,703,562       2,168,959
AllianceBernstein Total Return
   Portfolio - Class A              15,731      18.94          297,951         273,252
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                              55      12.28              674             662
AllianceBernstein Utility
   Income Portfolio - Class A       11,037      18.17          200,545         174,274
American Century VP Capital
   Appreciation Fund - Class I      10,700       7.66           81,959          74,388
American Century VP Income &
   Growth Fund - Class I            30,562       7.32          223,717         187,461
American Century VP
   International Fund -
   Class I                          35,457       7.35          260,610         211,464
Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                          25,928      14.72          381,742         346,333
Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                         111,659      33.05        3,690,118       3,228,304
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                        60,884      14.98          912,056         933,424
Anchor Series Trust Growth
   Portfolio - Class 1              60,548      27.56        1,668,619       1,477,729
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                          21,839      31.37          685,207         479,154
Dreyfus Stock Index Fund, Inc.
   - Initial shares                209,308      30.89        6,465,538       6,062,958
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                           62,036      22.66        1,405,727       1,159,379
Fidelity VIP Asset Manager
   Portfolio - Initial Class        99,690      14.85        1,480,392       1,414,253
Fidelity VIP Contrafund
   Portfolio - Initial Class        91,112      26.62        2,425,405       2,006,400
Fidelity VIP Growth Portfolio
   - Initial Class                 130,667      32.01        4,182,661       5,021,526
Fidelity VIP High Income
   Portfolio - Initial Class        91,340       7.00          639,378         643,473
Fidelity VIP Index 500
   Portfolio - Initial Class         3,848     137.75          530,116         478,943
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                            79,389      13.25        1,051,902       1,020,918
Fidelity VIP Money Market
   Portfolio - Initial Class     2,700,981       1.00        2,700,981       2,700,981
Fidelity VIP Overseas
   Portfolio - Initial Class        30,792      17.52          539,482         532,498
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                   10,201      21.11          215,348         182,168
JPMorgan Bond Portfolio              9,211      12.17          112,100         110,968
JPMorgan U.S. Large Cap Core
   Equity Portfolio                  5,125      13.59           69,650          61,394
Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                           3,983      12.82           51,058          52,886
Neuberger Berman AMT Partners
   Portfolio - Class I              25,784      18.32          472,365         310,614
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                           16,220      29.51          478,652         354,615
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                           28,410      20.84          592,059         509,187
PIMCO VIT Real Return
   Portfolio -
   Administrative Class             16,190      12.92          209,174         210,090
SunAmerica - Aggressive Growth
   Portfolio - Class 1             192,971      10.19        1,966,322       2,008,061
SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                          98,362      14.00        1,376,690       1,373,045
SunAmerica Alliance Growth
   Portfolio                       179,319      18.87        3,384,082       3,791,870
SunAmerica Blue Chip Growth
   Portfolio                        16,768       6.41          107,456          97,190
SunAmerica Cash Management
   Portfolio                       252,582      10.68        2,697,266       2,749,733
SunAmerica Corporate Bond
   Portfolio                        38,432      11.96          459,531         440,890
SunAmerica Davis Venture Value
   Portfolio                       112,609      26.12        2,941,089       2,443,537
SunAmerica "Dogs" of Wall
   Street Portfolio                 37,660      10.70          403,134         365,223
SunAmerica Emerging Markets
   Portfolio                        73,845      11.50          849,391         550,806
SunAmerica Federated American
   Leaders Portfolio                21,701      16.33          354,376         309,745
SunAmerica Global Bond
   Portfolio                        52,343      11.60          607,337         578,809

                                   VA II - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2004.


                                           Net Asset   Value of Shares     Cost of
Sub-accounts                      Shares     Value      at Fair Value    Shares Held
------------------------------------------------------------------------------------
SunAmerica Global Equities
   Portfolio                      49,880     $11.54       $  575,379     $  568,446
SunAmerica Goldman Sachs
   Research Portfolio              3,080       7.43           22,902         17,997
SunAmerica Growth
   Opportunities Portfolio        20,863       5.09          106,180         92,301
SunAmerica Growth-Income
   Portfolio                     105,802      23.89        2,527,607      2,374,461
SunAmerica High-Yield Bond
   Portfolio                      25,985       7.25          188,274        160,111
SunAmerica International
   Diversified Equities
   Portfolio                      72,827       7.84          571,128        484,761
SunAmerica International
   Growth and Income Portfolio    79,542      11.96          951,467        822,654
SunAmerica Marsico Growth
   Portfolio                      46,342      11.08          513,561        410,609
SunAmerica MFS Massachusetts
   Investors Trust Portfolio      50,450      11.59          584,613        548,930
SunAmerica MFS Mid-Cap Growth
   Portfolio                     283,983       9.07        2,574,807      2,670,056
SunAmerica MFS Total Return
   Portfolio                      62,975      17.73        1,116,698        982,899
SunAmerica Putnam Growth:
   Voyager Portfolio              67,973      14.63          994,236      1,091,681
SunAmerica Real Estate
   Portfolio                      45,961      19.75          907,837        597,089
SunAmerica Technology
   Portfolio                      49,038       2.63          128,825        124,935
SunAmerica Telecom Utility
   Portfolio                      13,497       8.75          118,043        131,888
SunAmerica Worldwide High
   Income Portfolio                9,787       7.67           75,080         75,848
UIF Core Plus Fixed Income
   Portfolio - Class I            15,185      11.56          175,541        173,570
UIF Money Market Portfolio -
   Class I                       105,181       1.00          105,181        105,181
UIF U.S. Mid Cap Value
   Portfolio - Class I            28,087      16.99          477,198        362,155
VALIC Company I - Small Cap
   Index Fund                     25,894      16.04          415,340        360,790
Van Eck Worldwide Emerging
   Markets Fund                   17,264      15.21          262,590        170,746
Van Eck Worldwide Hard Assets
   Fund                            9,361      18.36          171,863        126,191

                                   VA II - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2004.

                                 Accumulation    Accumulation    Net Increase
Sub-accounts                     Units Issued   Units Redeemed    (Decrease)
-----------------------------------------------------------------------------
1 AIM V.I. Capital
   Appreciation Fund -
   Series I                          7,037          (8,677)         (1,640)
6 AIM V.I. Capital
   Appreciation Fund -
   Series I                          4,259          (4,020)            239
1 AIM V.I. International
   Growth Fund - Series I            7,577          (9,109)         (1,532)
6 AIM V.I. International
   Growth Fund - Series I            4,633          (2,531)          2,102
1 AllianceBernstein Global
   Bond Portfolio - Class A          1,638          (1,093)            545
2 AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                            --              --              --
3 AllianceBernstein Growth and
   Income Portfolio - Class A       11,301         (12,764)         (1,463)
5 AllianceBernstein Growth and
   Income Portfolio - Class A       19,427            (703)         18,724
3 AllianceBernstein Growth
   Portfolio - Class A              18,387         (19,039)           (652)
2 AllianceBernstein Money
   Market Portfolio - Class A           38          (1,836)         (1,798)
1 AllianceBernstein Premier
   Growth Portfolio - Class A       10,420         (10,051)            369
2 AllianceBernstein Premier
   Growth Portfolio - Class A          153             (55)             98
5 AllianceBernstein Premier
   Growth Portfolio - Class A        8,237            (404)          7,833
6 AllianceBernstein Premier
   Growth Portfolio - Class A       11,644          (9,257)          2,387
2 AllianceBernstein Real
   Estate Investment Portfolio
   - Class A                            --             (24)            (24)
6 AllianceBernstein Real
   Estate Investment Portfolio
   - Class A                         2,769          (2,155)            614
1 AllianceBernstein Small Cap
   Growth Portfolio - Class A        6,999          (3,895)          3,104
2 AllianceBernstein Small Cap
   Growth Portfolio - Class A          198             (32)            166
3 AllianceBernstein Technology
   Portfolio - Class A              18,475         (19,298)           (823)
6 AllianceBernstein Technology
   Portfolio - Class A              13,461          (9,352)          4,109
1 AllianceBernstein Total
   Return Portfolio - Class A        3,841         (11,843)         (8,002)
2 AllianceBernstein Total
   Return Portfolio - Class A           --             (50)            (50)
2 AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                              --              (7)             (7)
2 AllianceBernstein Utility
   Income Portfolio - Class A           --              (6)             (6)
6 AllianceBernstein Utility
   Income Portfolio - Class A        3,259          (4,391)         (1,132)
6 American Century VP Capital
   Appreciation Fund - Class I       2,841          (1,484)          1,357
6 American Century VP Income &
   Growth Fund - Class I             6,518          (2,322)          4,196
5 American Century VP
   International Fund - Class
   I                                 5,566            (311)          5,255
4 Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                           7,594          (4,189)          3,405
4 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                          69,709         (35,268)         34,441
6 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                          19,468         (11,491)          7,977
4 Anchor Series Trust
   Government and Quality Bond
   Portfolio - Class 1              10,269          (9,231)          1,038
4 Anchor Series Trust Growth
   Portfolio - Class 1              29,606         (26,080)          3,526
6 Anchor Series Trust Growth
   Portfolio - Class 1              10,186          (6,615)          3,571
4 Anchor Series Trust Natural
   Resources Portfolio - Class
   1                                 6,394          (2,020)          4,374
6 Anchor Series Trust Natural
   Resources Portfolio - Class
   1                                 3,657          (2,300)          1,357
1 Dreyfus Stock Index Fund,
   Inc. - Initial shares            24,041         (25,942)         (1,901)
6 Dreyfus Stock Index Fund,
   Inc. - Initial shares            56,340         (89,744)        (33,404)
1 Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                            9,653          (4,421)          5,232
6 Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                           11,151          (5,142)          6,009
1 Fidelity VIP Asset Manager
   Portfolio - Initial Class         6,175         (13,617)         (7,442)
6 Fidelity VIP Asset Manager
   Portfolio - Initial Class         6,030          (3,240)          2,790
1 Fidelity VIP Contrafund
   Portfolio - Initial Class         8,225          (8,615)           (390)
5 Fidelity VIP Contrafund
   Portfolio - Initial Class        18,237            (705)         17,532
6 Fidelity VIP Contrafund
   Portfolio - Initial Class        12,549          (6,496)          6,053
1 Fidelity VIP Growth
   Portfolio - Initial Class        23,897         (28,645)         (4,748)
6 Fidelity VIP Growth
   Portfolio - Initial Class        14,532          (7,306)          7,226
1 Fidelity VIP High Income
   Portfolio - Initial Class         4,514          (3,816)            698
6 Fidelity VIP High Income
   Portfolio - Initial Class         1,432          (1,508)            (76)
5 Fidelity VIP Index 500
   Portfolio - Initial Class        27,197            (381)         26,816
1 Fidelity VIP Investment
   Grade Bond Portfolio -
   Initial Class                     3,660         (10,201)         (6,541)

                                   VA II - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                 Accumulation   Accumulation Units   Net Increase
Sub-accounts                     Units Issued        Redeemed         (Decrease)
---------------------------------------------------------------------------------
6 Fidelity VIP Investment
   Grade Bond Portfolio -
   Initial Class                      5,223            (2,455)           2,768
1 Fidelity VIP Money Market
   Portfolio - Initial Class          7,783           (19,934)         (12,151)
6 Fidelity VIP Money Market
   Portfolio - Initial Class         35,797           (33,695)           2,102
1 Fidelity VIP Overseas
   Portfolio - Initial Class          3,955            (7,200)          (3,245)
6 Franklin Templeton -
   Templeton Global Asset
   Allocation Fund - Class 1          4,504            (2,340)           2,164
6 JPMorgan Bond Portfolio             1,523            (5,371)          (3,848)
6 JPMorgan U.S. Large Cap Core
   Equity Portfolio                   1,724            (1,682)              42
6 Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                            1,117              (575)             542
6 Neuberger Berman AMT
   Partners Portfolio - Class
   I                                    981           (13,167)         (12,186)
6 Oppenheimer Global
   Securities Fund/VA - Non-
   Service Shares                    12,612            (6,096)           6,516
6 Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                             9,079            (6,457)           2,622
5 PIMCO VIT Real Return
   Portfolio - Administrative
   Class                             19,598              (133)          19,465
4 SunAmerica - Aggressive
   Growth Portfolio - Class 1        42,951           (35,388)           7,563
6 SunAmerica - Aggressive
   Growth Portfolio - Class 1        10,667            (8,725)           1,942
4 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                           28,645           (14,259)          14,386
6 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                            7,255            (8,364)          (1,109)
4 SunAmerica Alliance Growth
   Portfolio                        100,708          (104,719)          (4,011)
6 SunAmerica Alliance Growth
   Portfolio                         12,920           (10,918)           2,002
4 SunAmerica Blue Chip Growth
   Portfolio                          6,089            (1,986)           4,103
4 SunAmerica Cash Management
   Portfolio                         39,834           (97,458)         (57,624)
4 SunAmerica Corporate Bond
   Portfolio                          6,565            (3,305)           3,260
4 SunAmerica Davis Venture
   Value Portfolio                   35,031           (32,414)           2,617
4 SunAmerica "Dogs" of Wall
   Street Portfolio                  17,288            (3,219)          14,069
4 SunAmerica Emerging Markets
   Portfolio                         12,678           (16,889)          (4,211)
4 SunAmerica Federated
   American Leaders Portfolio         6,388            (7,799)          (1,411)
4 SunAmerica Global Bond
   Portfolio                         10,924            (2,218)           8,706
6 SunAmerica Global Bond
   Portfolio                            562            (9,820)          (9,258)
4 SunAmerica Global Equities
   Portfolio                         19,324           (18,039)           1,285
4 SunAmerica Goldman Sachs
   Research Portfolio                   515              (572)             (57)
4 SunAmerica Growth
   Opportunities Portfolio            4,255            (3,165)           1,090
4 SunAmerica Growth-Income
   Portfolio                         41,428           (57,199)         (15,771)
6 SunAmerica Growth-Income
   Portfolio                         20,707           (14,220)           6,487
4 SunAmerica High-Yield Bond
   Portfolio                          2,461            (3,037)            (576)
4 SunAmerica International
   Diversified Equities
   Portfolio                         21,294           (16,804)           4,490
4 SunAmerica International
   Growth and Income Portfolio       37,126           (25,281)          11,845
6 SunAmerica Marsico Growth
   Portfolio                          7,756           (10,783)          (3,027)
4 SunAmerica MFS Massachusetts
   Investors Trust Portfolio         11,799           (19,854)          (8,055)
4 SunAmerica MFS Mid-Cap
   Growth Portfolio                  48,184           (26,451)          21,733
6 SunAmerica MFS Mid-Cap
   Growth Portfolio                  32,913           (26,889)           6,024
4 SunAmerica MFS Total Return
   Portfolio                         23,705           (17,880)           5,825
4 SunAmerica Putnam Growth:
   Voyager Portfolio                 33,476           (40,609)          (7,133)
4 SunAmerica Real Estate
   Portfolio                         13,510            (3,448)          10,062
4 SunAmerica Technology
   Portfolio                         17,626           (13,631)           3,995
4 SunAmerica Telecom Utility
   Portfolio                          4,108            (3,068)           1,040
4 SunAmerica Worldwide High
   Income Portfolio                     974              (630)             344
5 UIF Core Plus Fixed Income
   Portfolio - Class I                5,634           (10,415)          (4,781)
5 UIF Money Market Portfolio -
   Class I                           94,631          (101,857)          (7,226)
5 UIF U.S. Mid Cap Value
   Portfolio - Class I                9,850              (483)           9,367
5 VALIC Company I - Small Cap
   Index Fund                        29,319              (199)          29,120
1 Van Eck Worldwide Emerging
   Markets Fund                       1,480            (3,151)          (1,671)
1 Van Eck Worldwide Hard
   Assets Fund                        4,773              (506)           4,267

                                   VA II - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Footnotes

     1 Variable Universal Life Policy product.
     2 Gallery Life product.
     3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
     5 Executive Advantage product.
     6 Gemstone Life product.

                                   VA II - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                 Accumulation Units   Accumulation Units   Net Increase
Sub-accounts                           Issued               Redeemed        (Decrease)
---------------------------------------------------------------------------------------
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                           8,405               (7,272)            1,133
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                           7,371               (4,073)            3,298
1 AIM V.I. International
     Growth Fund - Series I            13,889              (18,120)           (4,231)
6 AIM V.I. International
     Growth Fund - Series I             5,024               (3,497)            1,527
1 AllianceBernstein Global
     Bond Portfolio - Class A             873                   15               888
2 AllianceBernstein Global
     Dollar Government
     Portfolio - Class A                   --                   (1)               (1)
3 AllianceBernstein Growth and
     Income Portfolio -
     Class A                           19,081              (32,391)          (13,310)
5 AllianceBernstein Growth and
     Income Portfolio -
     Class A                            9,841                 (533)            9,308
3 AllianceBernstein Growth
     Portfolio - Class A               32,551              (37,255)           (4,704)
2 AllianceBernstein Money
     Market Portfolio -
     Class A                            1,349              (31,981)          (30,632)
1 AllianceBernstein Premier
     Growth Portfolio -
     Class A                           15,119              (12,448)            2,671
2 AllianceBernstein Premier
     Growth Portfolio -
     Class A                              184                  (68)              116
5 AllianceBernstein Premier
     Growth Portfolio -
     Class A                            8,464                 (289)            8,175
6 AllianceBernstein Premier
     Growth Portfolio -
     Class A                           15,597               (4,735)           10,862
2 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A                   --                  (28)              (28)
6 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A                5,240               (3,283)            1,957
1 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                            9,343               (5,909)            3,434
2 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                              263                  (46)              217
3 AllianceBernstein Technology
     Portfolio - Class A               27,184              (39,853)          (12,669)
6 AllianceBernstein Technology
     Portfolio - Class A               17,311               (8,272)            9,039
1 AllianceBernstein Total
     Return Portfolio -
     Class A                            5,349               (2,639)            2,710
2 AllianceBernstein Total
     Return Portfolio -
     Class A                               --                  (55)              (55)
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                               --                   (7)               (7)
2 AllianceBernstein Utility
     Income Portfolio -
     Class A                               --                   (6)               (6)
6 AllianceBernstein Utility
     Income Portfolio -
     Class A                            5,951               (3,490)            2,461
6 American Century VP Capital
     Appreciation Fund -
     Class I                            4,925               (3,972)              953
6 American Century VP Income
     & Growth Fund - Class I            5,065               (2,745)            2,320
5 American Century VP
     International Fund -
     Class I                            9,851                 (200)            9,651
4 Anchor Series Trust Asset
     Allocation Portfolio -
     Class 1                           28,482                 (850)           27,632
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                           71,628              (49,343)           22,285
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                           22,595              (18,712)            3,883
4 Anchor Series Trust
     Government and Quality
     Bond Portfolio -
     Class 1                           11,779              (12,519)             (740)
4 Anchor Series Trust Growth
     Portfolio - Class 1               33,415              (35,209)           (1,794)
6 Anchor Series Trust Growth
   Portfolio - Class 1                 10,604               (3,667)            6,937
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                            2,627               (1,638)              989
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                            3,529               (2,651)              878
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares             41,623              (49,952)           (8,329)
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares             72,418              (57,252)           15,166
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                             6,257               (6,142)              115
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                            12,265               (7,498)            4,767
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class         11,988              (21,081)           (9,093)
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class          6,408               (2,872)            3,536
1 Fidelity VIP Contrafund
     Portfolio - Initial Class          9,458              (14,533)           (5,075)
5 Fidelity VIP Contrafund
     Portfolio - Initial Class         15,857                 (433)           15,424
6 Fidelity VIP Contrafund
     Portfolio - Initial Class         13,373                 (623)           12,750
1 Fidelity VIP Growth
     Portfolio - Initial Class         39,115              (51,292)          (12,177)
6 Fidelity VIP Growth
     Portfolio - Initial Class         19,766               (9,667)           10,099
1 Fidelity VIP High Income
     Portfolio - Initial Class          5,512                3,064             8,576
6 Fidelity VIP High Income
     Portfolio - Initial Class          1,862               (1,539)              323
5 Fidelity VIP Index 500
     Portfolio - Initial Class          8,299                 (901)            7,398
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                      5,564               (2,352)            3,212
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                      4,434               (4,910)             (476)
1 Fidelity VIP Money Market
     Portfolio - Initial Class         12,281              (20,609)           (8,328)
6 Fidelity VIP Money Market
     Portfolio - Initial Class         38,350              (62,333)          (23,983)

                                   VA II - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                 Accumulation Units   Accumulation Units   Net Increase
Sub-accounts                           Issued               Redeemed        (Decrease)
---------------------------------------------------------------------------------------
1 Fidelity VIP Overseas
     Portfolio - Initial Class          8,127               (6,023)             2,104
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1          5,460               (3,816)             1,644
6 JPMorgan Bond Portfolio               3,923               (1,978)             1,945
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio                   2,198                 (703)             1,495
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                              721                 (886)              (165)
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                           18,180              (10,260)             7,920
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares                10,391               (3,121)             7,270
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                            15,160              (10,673)             4,487
4 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                           63,384              (54,768)             8,616
6 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                           13,733               (7,039)             6,694
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                           29,688              (31,346)            (1,658)
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                           11,383               (8,249)             3,134
4 SunAmerica Alliance Growth
     Portfolio                        138,165             (124,514)            13,651
6 SunAmerica Alliance Growth
     Portfolio                         17,460              (14,909)             2,551
4 SunAmerica Asset Allocation
     Portfolio                          6,543              (33,030)           (26,487)
4 SunAmerica Blue Chip Growth
     Portfolio                          4,141               (1,232)             2,909
4 SunAmerica Cash Management
     Portfolio                         62,932             (183,542)          (120,610)
4 SunAmerica Corporate Bond
     Portfolio                          5,194                  191              5,385
4 SunAmerica Davis Venture
     Value Portfolio                   44,558              (36,714)             7,844
4 SunAmerica "Dogs" of Wall
     Street Portfolio                   7,989               (6,534)             1,455
4 SunAmerica Emerging Markets
     Portfolio                         18,413              (16,868)             1,545
4 SunAmerica Federated
     American Leaders
     Portfolio                         10,534              (16,814)            (6,280)
4 SunAmerica Global Bond
     Portfolio                          2,804                 (763)             2,041
6 SunAmerica Global Bond
     Portfolio                         17,726              (18,575)              (849)
4 SunAmerica Global Equities
     Portfolio                         23,388              (20,672)             2,716
4 SunAmerica Goldman Sachs
     Research Portfolio                 1,392               (1,204)               188
4 SunAmerica Growth
     Opportunities Portfolio           11,750                 (349)            11,401
4 SunAmerica Growth-Income
     Portfolio                         49,781              (34,797)            14,984
6 SunAmerica Growth-Income
     Portfolio                         27,736              (13,777)            13,959
4 SunAmerica High-Yield Bond
     Portfolio                          3,086               (2,417)               669
4 SunAmerica International
     Diversified Equities
     Portfolio                         19,282              (14,633)             4,649
4 SunAmerica International
     Growth and Income
     Portfolio                         21,442              (15,919)             5,523
6 SunAmerica Marsico Growth
   Portfolio                           15,204              (11,049)             4,155
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio         19,024              (16,000)             3,024
4 SunAmerica MFS Mid-Cap
     Growth Portfolio                  65,498              (41,017)            24,481
6 SunAmerica MFS Mid-Cap
     Growth Portfolio                  41,941              (16,034)            25,907
4 SunAmerica MFS Total Return
     Portfolio                         20,666              (15,501)             5,165
4 SunAmerica Putnam Growth:
     Voyager Portfolio                 42,295              (39,971)             2,324
4 SunAmerica Real Estate
     Portfolio                          7,072                 (937)             6,135
4 SunAmerica Technology
     Portfolio                         27,969                  200             28,169
4 SunAmerica Telecom Utility
     Portfolio                          4,683               (3,587)             1,096
4 SunAmerica Worldwide High
     Income Portfolio                     907                 (206)               701
5 UIF Core Plus Fixed Income
     Portfolio - Class I               13,823                 (262)            13,561
5 UIF Money Market Portfolio -
     Class I                           33,959              (23,530)            10,429
5 UIF U.S. Mid Cap Value
     Portfolio - Class I               10,687                 (373)            10,314
1 Van Eck Worldwide Emerging
     Markets Fund                       6,102               (4,342)             1,760
1 Van Eck Worldwide Hard
     Assets Fund                          775                 (299)               476

Footnotes
     1    Variable Universal Life Policy product.
     2    Gallery Life product.
     3    Variable Universal Life Policy product or Gallery Life product.
     4    Polaris product or Polaris Survivorship product.
     5    Executive Advantage product.
     6    Gemstone Life product.

                                   VA II - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense       Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2004
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                     41,856   $11.13   $  465,833      0.00%       0.90%        5.67%
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                     22,503     7.60      171,091      0.00%       0.75%        5.83%
1 AIM V.I. International
     Growth Fund - Series I       50,235    12.91      648,572      0.64%       0.90%       22.89%
6 AIM V.I. International
     Growth Fund - Series I       22,104    10.27      226,905      0.64%       0.75%       23.08%
1 AllianceBernstein Global
     Bond Portfolio - Class A      4,488    14.53       65,216      6.19%       0.90%        8.65%
2 AllianceBernstein Global
     Dollar Government
     Portfolio - Class A              17    19.44          326      7.01%       0.90%        9.13%
3 AllianceBernstein Growth and
     Income Portfolio -
     Class A                     105,864    28.51    3,018,341      0.89%       0.90%       10.46%
5 AllianceBernstein Growth and
     Income Portfolio -
     Class A                      44,824    14.58      653,664      0.95%       0.65%       10.74%
3 AllianceBernstein Growth
     Portfolio - Class A         162,219    20.08    3,258,112      0.00%       0.90%       13.71%
2 AllianceBernstein Money
     Market Portfolio -
     Class A                       3,284    11.75       38,591      0.65%       0.90%       -0.18%
1 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      53,387    12.15      648,589      0.00%       0.90%        7.65%
2 AllianceBernstein Premier
     Growth Portfolio -
     Class A                       1,410    12.46       17,575      0.00%       0.90%        7.65%
5 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      23,746    12.88      305,936      0.00%       0.65%        7.92%
6 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      57,618     7.14      411,292      0.00%       0.75%        7.81%
2 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A             196    19.92        3,902      2.24%       0.90%       34.41%
6 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A          24,007    20.73      497,595      2.16%       0.75%       34.61%
1 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A**                    47,191    11.99      565,796      0.00%       0.90%       13.53%
2 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A**                     1,157     9.68       11,199      0.00%       0.90%       13.53%
3 AllianceBernstein Technology
     Portfolio - Class A          91,589    15.18    1,390,617      0.00%       0.90%        4.51%
6 AllianceBernstein Technology
     Portfolio - Class A          50,957     6.14      312,944      0.00%       0.75%        4.67%
1 AllianceBernstein Total
     Return Portfolio -
     Class A                      24,441    11.95      292,103      2.47%       0.90%        8.10%
2 AllianceBernstein Total
     Return Portfolio -
     Class A                         356    16.42        5,848      2.19%       0.90%        8.10%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                          47    14.31          672      2.88%       0.90%        2.84%
2 AllianceBernstein Utility
     Income Portfolio -
     Class A                          38    16.41          624      2.13%       0.90%       23.21%
6 AllianceBernstein Utility
     Income Portfolio -
     Class A                      22,189     9.01      199,908      1.94%       0.75%       23.40%
6 American Century VP Capital
     Appreciation Fund -
     Class I                      11,254     7.28       81,959      0.00%       0.75%        6.78%
6 American Century VP Income
     & Growth Fund - Class I      21,832    10.25      223,717      1.23%       0.75%       12.15%
5 American Century VP
     International Fund -
     Class I                      19,319    13.49      260,619      0.51%       0.65%       14.18%
4 Anchor Series Trust Asset
     Allocation Portfolio -
     Class 1                      31,037    12.30      381,745      2.79%       0.75%        9.51%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                     240,227    12.22    2,934,964      0.00%       0.75%        8.30%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                      83,646     9.03      755,154      0.00%       0.75%        8.30%
4 Anchor Series Trust
     Government and Quality
     Bond Portfolio - Class 1     68,089    13.40      912,051      4.68%       0.75%        2.64%
4 Anchor Series Trust Growth
     Portfolio - Class 1         114,459    10.87    1,244,228      0.57%       0.75%       10.03%
6 Anchor Series Trust Growth
     Portfolio - Class 1          45,562     9.31      424,393      0.57%       0.75%       10.03%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                      14,263    25.11      358,142      0.77%       0.75%       24.11%
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                      16,443    19.89      327,059      0.77%       0.75%       24.11%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares       200,562    22.19    4,450,084      1.78%       0.90%        9.65%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares       218,882     9.21    2,015,453      1.81%       0.75%        9.81%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       47,249    14.71      695,019      0.00%       0.90%       17.46%
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       53,922    13.18      710,706      0.00%       0.75%       17.63%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class    64,555    18.74    1,209,626      2.76%       0.90%        4.52%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class    25,774    10.51      270,766      2.76%       0.75%        4.68%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class    62,149    16.81    1,044,492      0.32%       0.90%       14.44%
5 Fidelity VIP Contrafund
     Portfolio - Initial Class    43,335    14.60      632,487      0.31%       0.65%       14.73%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class    64,467    11.61      748,429      0.32%       0.75%       14.61%
1 Fidelity VIP Growth
     Portfolio - Initial Class   192,660    19.26    3,710,779      0.26%       0.90%        2.45%
6 Fidelity VIP Growth
     Portfolio - Initial Class    62,017     7.61      471,880      0.26%       0.75%        2.61%
1 Fidelity VIP High Income
     Portfolio - Initial Class    35,723    12.79      456,984      7.92%       0.90%        8.61%
6 Fidelity VIP High Income
     Portfolio - Initial Class    14,920    12.22      182,394      7.92%       0.75%        8.77%

                                   VA II - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense       Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2004 - Continued
5 Fidelity VIP Index 500
     Portfolio - Initial Class   37,848    $14.01   $  530,116      0.50%       0.65%        9.90%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                42,968    16.91      726,746      4.12%       0.90%        3.52%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                25,535    12.73      325,156      4.12%       0.75%        3.67%
1 Fidelity VIP Money Market
     Portfolio - Initial Class    82,173    13.47    1,106,569      1.16%       0.90%        0.30%
6 Fidelity VIP Money Market
     Portfolio - Initial Class   151,825    10.50    1,594,410      1.16%       0.75%        0.45%
1 Fidelity VIP Overseas
     Portfolio - Initial Class    34,619    15.58      539,482      1.14%       0.90%       12.62%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1    16,693    12.90      215,348      2.40%       0.75%       15.07%
6 JPMorgan Bond Portfolio          9,210    12.17      112,100      3.61%       0.75%        3.51%
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio              7,906     8.81       69,650      0.75%       0.75%        8.67%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                       4,465    11.44       51,059      3.96%       0.75%        0.03%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                      41,058    11.50      472,365      0.01%       0.75%       18.09%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares           49,208     9.73      478,659      1.10%       0.75%       18.27%
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                       61,865     9.57      592,065      0.77%       0.75%        8.64%
5 PIMCO VIT Real Return
     Portfolio -
     Administrative Class         19,465    10.75      209,172      0.80%       0.65%        8.21%
4 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                     160,593    10.07    1,617,590      0.00%       0.75%       15.91%
6 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                      45,332     7.69      348,732      0.00%       0.75%       15.91%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                     108,914     9.13      993,938      1.59%       0.75%        5.98%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                      43,928     8.71      382,752      1.59%       0.75%        5.98%
4 SunAmerica Alliance Growth
     Portfolio                   390,025     7.57    2,953,003      0.31%       0.75%        7.14%
6 SunAmerica Alliance Growth
     Portfolio                    57,602     7.48      431,077      0.31%       0.75%        7.14%
4 SunAmerica Blue Chip Growth
     Portfolio                    17,867     6.01      107,454      0.15%       0.75%        4.45%
4 SunAmerica Cash Management
     Portfolio                    242,292   11.13    2,697,266      0.75%       0.75%        0.06%
4 SunAmerica Corporate Bond
     Portfolio                    32,652    14.07      459,531      5.05%       0.75%        6.02%
4 SunAmerica Davis Venture
     Value Portfolio             160,654    18.31    2,941,081      0.87%       0.75%       12.67%
4 SunAmerica "Dogs" of Wall
     Street Portfolio             34,469    11.70      403,134      2.88%       0.75%        8.81%
4 SunAmerica Emerging Markets
     Portfolio                    60,706    13.99      849,391      1.05%       0.75%       23.58%
4 SunAmerica Federated
     American Leaders
     Portfolio                    33,869    10.46      354,376      1.46%       0.75%        9.07%
4 SunAmerica Global Bond
     Portfolio                    19,244    12.63      243,074      0.00%       0.75%        3.19%
6 SunAmerica Global Bond
     Portfolio                    31,498    11.56      364,263      0.00%       0.75%        3.19%
4 SunAmerica Global Equities
     Portfolio                    68,813     8.36      575,380      0.30%       0.75%       11.03%
4 SunAmerica Goldman Sachs
     Research Portfolio            3,393     6.75       22,902      0.00%       0.75%       12.17%
4 SunAmerica Growth
     Opportunities Portfolio      23,157     4.59      106,181      0.00%       0.75%        5.38%
4 SunAmerica Growth-Income
     Portfolio                   171,459     9.59    1,643,701      0.67%       0.75%       10.70%
6 SunAmerica Growth-Income
     Portfolio                    99,403     8.89      883,906      0.67%       0.75%       10.70%
4 SunAmerica High-Yield Bond
     Portfolio                    15,311    12.30      188,281      9.05%       0.75%       16.59%
4 SunAmerica International
     Diversified Equities
     Portfolio                    72,363     7.89      571,130      2.50%       0.75%       15.62%
4 SunAmerica International
     Growth and Income
     Portfolio                    87,556    10.87      951,467      1.09%       0.75%       19.96%
6 SunAmerica Marsico Growth
     Portfolio                    47,598    10.79      513,561      0.00%       0.75%       10.42%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio    64,741     9.03      584,621      0.77%       0.75%       11.03%
4 SunAmerica MFS Mid-Cap
     Growth Portfolio            173,339    10.04    1,740,354      0.00%       0.75%       13.24%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio            137,155     6.08      834,453      0.00%       0.75%       13.24%
4 SunAmerica MFS Total Return
     Portfolio                    80,196    13.92    1,116,698      0.18%       0.75%       10.47%
4 SunAmerica Putnam Growth:
     Voyager Portfolio           139,411     7.13      994,236      0.13%       0.75%        4.22%
4 SunAmerica Real Estate
     Portfolio                    40,451    22.44      907,836      2.99%       0.75%       33.56%
4 SunAmerica Technology
     Portfolio                    51,596     2.50      128,826      0.00%       0.75%       -3.25%
4 SunAmerica Telecom Utility
     Portfolio                    14,903     7.92      118,043      5.15%       0.75%       15.90%
4 SunAmerica Worldwide High
     Income Portfolio              5,483    13.69       75,085      6.38%       0.75%        8.60%
5 UIF Core Plus Fixed Income
     Portfolio - Class I          15,783    11.12      175,541      3.34%       0.65%        3.69%
5 UIF Money Market Portfolio
     - Class I                    10,506    10.02      105,254      1.20%       0.65%        0.13%

                                   VA II - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                    Investment
                                               Unit                   Income      Expense       Total
Sub-accounts                         Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-------------------------------------------------------------------------------------------------------
2004 - Continued
5 UIF U.S. Mid Cap Value
     Portfolio - Class I             30,208   $15.80   $  477,207     0.02%        0.65%       13.85%
5 VALIC Company I - Small Cap
     Index Fund                      29,120    14.26      415,340     0.39%        0.65%       17.13%
1 Van Eck Worldwide Emerging
     Markets Fund                    21,202    12.39      262,592     0.50%        0.90%       24.76%
1 Van Eck Worldwide Hard
     Assets Fund                     11,058    15.54      171,863     0.28%        0.90%       22.87%

2003
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                        43,496    10.53      458,103     0.00%        0.90%       28.36%
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                        22,264     7.18      159,954     0.00%        0.75%       28.55%
1 AIM V.I. International
     Growth Fund - Series I          51,767    10.51      543,841     0.51%        0.90%       27.91%
6 AIM V.I. International
     Growth Fund - Series I          20,002     8.34      166,825     0.51%        0.75%       28.10%
1 AllianceBernstein Global
     Bond Portfolio - Class A         3,943    13.38       52,741     5.54%        0.90%       12.25%
2 AllianceBernstein Global
     Dollar Government Portfolio
     - Class A                           17    17.81          310     5.48%        0.90%       32.21%
3 AllianceBernstein Growth and
     Income Portfolio - Class A     107,327    25.81    2,770,192     1.09%        0.90%       31.32%
5 AllianceBernstein Growth and
     Income Portfolio - Class A      26,100    13.17      343,697     1.24%        0.65%       31.65%
3 AllianceBernstein Growth
     Portfolio - Class A            162,871    17.66    2,876,910     0.00%        0.90%       33.85%
2 AllianceBernstein Money
     Market Portfolio - Class A       5,082    11.77       59,832     0.64%        0.90%       -0.37%
1 AllianceBernstein Premier
     Growth Portfolio - Class A      53,018    11.29      598,364     0.00%        0.90%       22.56%
2 AllianceBernstein Premier
     Growth Portfolio - Class A       1,312    11.58       15,194     0.00%        0.90%       22.56%
5 AllianceBernstein Premier
     Growth Portfolio - Class A      15,913    11.94      189,978     0.00%        0.65%       22.87%
6 AllianceBernstein Premier
     Growth Portfolio - Class A      55,231     6.62      365,701     0.00%        0.75%       22.74%
2 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                          220    14.82        3,264     3.00%        0.90%       38.05%
6 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                       23,393    15.40      360,192     2.68%        0.75%       38.26%
1 AllianceBernstein Small Cap
     Growth Portfolio - Class A      44,087    10.56      465,600     0.00%        0.90%       47.57%
2 AllianceBernstein Small Cap
     Growth Portfolio - Class A         991     8.52        8,450     0.00%        0.90%       47.57%
3 AllianceBernstein Technology
     Portfolio - Class A             92,412    14.53    1,342,541     0.00%        0.90%       42.79%
6 AllianceBernstein Technology
     Portfolio - Class A             46,848     5.87      274,882     0.00%        0.75%       43.01%
1 AllianceBernstein Total
     Return Portfolio - Class A      32,443    11.06      358,692     2.80%        0.90%       17.99%
2 AllianceBernstein Total
     Return Portfolio - Class A         406    15.19        6,168     2.98%        0.90%       17.99%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio - Class A      54    13.92          751     3.36% +      0.90%        2.95%
2 AllianceBernstein Utility
     Income Portfolio - Class A          44    13.32          582     3.56%        0.90%       18.81%
6 AllianceBernstein Utility
     Income Portfolio - Class A      23,321     7.30      170,267     3.12%        0.75%       18.99%
6 American Century VP Capital
     Appreciation Fund - Class I      9,897     6.82       67,499     0.00%        0.75%       19.57%
6 American Century VP Income &
     Growth Fund - Class I           17,636     9.14      161,141     1.15%        0.75%       28.39%
5 American Century VP
     International Fund -
     Class I                         14,064    11.82      166,167     0.45%        0.65%       23.70%
4 Anchor Series Trust Asset
     Allocation Portfolio -
     Class 1                         27,632    11.23      310,356     0.00%        0.75%        4.12%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                        205,786    11.28    2,321,583     0.00%        0.75%       31.26%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                         75,669     8.34      630,806     0.00%        0.75%       31.26%
4 Anchor Series Trust
     Government and Quality Bond
     Portfolio - Class               67,051    13.05      875,095     4.56% +      0.75%        1.75%
4 Anchor Series Trust Growth
     Portfolio - Class 1            110,933     9.88    1,096,020     0.52%        0.75%       28.95%
6 Anchor Series Trust Growth
     Portfolio - Class 1             41,991     8.47      355,492     0.52%        0.75%       28.95%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                          9,889    20.23      200,082     0.67%        0.75%       46.61%
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                         15,086    16.03      241,783     0.67% +      0.75%       46.61%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares          202,463    20.24    4,096,944     1.48%        0.90%       27.21%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares          252,286     8.39    2,115,430     1.50%        0.75%       27.41%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                          42,017    12.52      526,202     0.11%        0.90%       41.66%
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                          47,913    11.20      536,839     0.10%        0.75%       41.87%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class       71,997    17.93    1,290,678     3.62%        0.90%       16.92%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class       22,984    10.04      230,661     3.62%        0.75%       17.09%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class       62,539    14.69      918,399     0.43%        0.90%       27.31%

                                   VA II - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                  Investment
                                             Unit                   Income      Expense       Total
Sub-accounts                       Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-----------------------------------------------------------------------------------------------------
2003 - Continued
5 Fidelity VIP Contrafund
     Portfolio - Initial Class     25,803   $12.72   $  328,255     0.24%        0.65%       27.63%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class     58,414    10.13      591,692     0.43%        0.75%       27.50%
1 Fidelity VIP Growth
     Portfolio - Initial Class    197,408    18.80    3,711,243     0.26%        0.90%       31.66%
6 Fidelity VIP Growth
     Portfolio - Initial Class     54,791     7.42      406,310     0.26%        0.75%       31.86%
1 Fidelity VIP High Income
     Portfolio - Initial Class     35,025    11.78      412,529     6.38%        0.90%       26.13%
6 Fidelity VIP High Income
     Portfolio - Initial Class     14,996    11.24      168,536     6.38%        0.75%       26.31%
5 Fidelity VIP Index 500
     Portfolio - Initial Class     11,032    12.74      140,601     0.69%        0.65%       27.58%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                 49,509    16.34      808,916     3.82% +      0.90%        4.26%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                 22,767    12.28      279,633     3.82%        0.75%        4.42%
1 Fidelity VIP Money Market
     Portfolio - Initial Class     94,324    13.43    1,266,366     1.01%        0.90%        0.09%
6 Fidelity VIP Money Market
     Portfolio - Initial Class    149,723    10.45    1,565,248     1.01%        0.75%        0.24%
1 Fidelity VIP Overseas
     Portfolio - Initial Class     37,864    13.84      523,940     0.76%        0.90%       42.09%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1     14,529    11.21      162,887     2.58%        0.75%       31.32%
6 JPMorgan Bond Portfolio          13,058    11.76      153,532     2.94% +      0.75%        2.94%
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio               7,864     8.11       63,757     0.68%        0.75%       27.18%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                        3,923    11.43       44,847     4.41%        0.75%        1.66%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                       53,244     9.74      518,738     0.00%        0.75%       34.08%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares            42,692     8.22      351,112     0.63%        0.75%       41.95%
6 Oppenheimer Main Street Fund
     /VA - Non-Service Shares      59,243     8.81      521,876     0.89%        0.75%       25.77%
4 SunAmerica - Aggressive
     Growth Portfolio - Class 1   153,030     8.69    1,329,798     0.00%        0.75%       27.50%
6 SunAmerica - Aggressive
     Growth Portfolio - Class 1    43,390     6.64      287,972     0.00%        0.75%       27.50%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       94,528     8.61      813,988     2.32%        0.75%       14.26%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       45,037     8.22      370,275     2.32%        0.75%       14.26%
4 SunAmerica Alliance Growth
     Portfolio                    394,036     7.07    2,784,661     0.26%        0.75%       24.87%
6 SunAmerica Alliance Growth
     Portfolio                     55,600     6.99      388,379     0.26%        0.75%       24.87%
4 SunAmerica Asset Allocation
     Portfolio                         --    10.79           --     8.28%        0.75%       17.31%
4 SunAmerica Blue Chip Growth
     Portfolio                     13,764     5.76       79,253     0.17%        0.75%       25.07%
4 SunAmerica Cash Management
     Portfolio                    299,916    11.13    3,336,603     2.05%        0.75%       -0.08%
4 SunAmerica Corporate Bond
     Portfolio                     29,392    13.27      390,152     6.51%        0.75%       11.10%
4 SunAmerica Davis Venture
     Value Portfolio              158,037    16.25    2,567,930     0.85%        0.75%       32.12%
4 SunAmerica "Dogs" of Wall
     Street Portfolio              20,400    10.75      219,269     2.68%        0.75%       19.13%
4 SunAmerica Emerging Markets
     Portfolio                     64,917    11.32      735,010     0.00%        0.75%       51.45%
4 SunAmerica Federated
     American Leaders Portfolio    35,280     9.59      338,441     1.47%        0.75%       26.63%
4 SunAmerica Global Bond
     Portfolio                     10,538    12.24      128,988     0.00%        0.75%        2.78%
6 SunAmerica Global Bond
     Portfolio                     40,756    11.21      456,764     0.00%        0.75%        2.78%
4 SunAmerica Global Equities
     Portfolio                     67,528     7.53      508,530     0.27%        0.75%       25.58%
4 SunAmerica Goldman Sachs
     Research Portfolio             3,450     6.02       20,755     0.00%        0.75%       24.29%
4 SunAmerica Growth
     Opportunities Portfolio       22,067     4.35       96,016     0.00%        0.75%       33.96%
4 SunAmerica Growth-Income
     Portfolio                    187,230     8.66    1,621,398     1.00%        0.75%       24.70%
6 SunAmerica Growth-Income
     Portfolio                     92,916     8.03      746,359     1.00%        0.75%       24.70%
4 SunAmerica High-Yield Bond
     Portfolio                     15,887    10.55      167,576     6.50%        0.75%       30.58%
4 SunAmerica International
     Diversified Equities
     Portfolio                     67,873     6.83      463,312     4.52%        0.75%       30.82%
4 SunAmerica International
     Growth and Income Portfolio   75,711     9.06      685,867     1.41%        0.75%       35.90%
6 SunAmerica Marsico Growth
     Portfolio                     50,625     9.77      494,676     0.00%        0.75%       29.25%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio     72,796     8.13      592,074     0.88%        0.75%       21.57%
4 SunAmerica MFS Mid-Cap
     Growth Portfolio             151,606     8.87    1,344,211     0.00%        0.75%       36.21%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio             131,131     5.37      704,536     0.00%        0.75%       36.21%
4 SunAmerica MFS Total Return
     Portfolio                     74,371    12.60      937,397     4.35%        0.75%       15.99%
4 SunAmerica Putnam Growth:
     Voyager Portfolio            146,544     6.84    1,002,816     0.26%        0.75%       23.09%

                                   VA II - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense      Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2003 - Continued
4 SunAmerica Real Estate
     Portfolio                    30,389   $16.80   $  510,646     2.85%        0.75%        36.96%
4 SunAmerica Technology
     Portfolio                    47,601     2.58      122,846     0.00%        0.75%        49.63%
4 SunAmerica Telecom Utility
     Portfolio                    13,863     6.83       94,740     6.31%        0.75%        17.88%
4 SunAmerica Worldwide High
     Income Portfolio              5,139    12.61       64,797     9.15%        0.75%        25.00%
5 UIF Core Plus Fixed Income
     Portfolio - Class I          20,564    10.73      220,579     0.04% +      0.65%         3.96%
5 UIF Money Market Portfolio -
     Class I                      17,732    10.01      177,428     0.73%        0.65%        -0.10%
5 UIF U.S. Mid Cap Value
     Portfolio - Class I          20,841    13.88      289,179     0.00%        0.65%        40.59%
1 Van Eck Worldwide Emerging
     Markets Fund                 22,873     9.93      227,068     0.10%        0.90%        52.81%
1 Van Eck Worldwide Hard
     Assets Fund                   6,791    12.65       85,905     0.37%        0.90%        43.78%

2002
1 AIM V.I. Capital
     Appreciation Fund
     - Series I                   42,363     8.21      347,598     0.00%        0.90%       -25.03%
6 AIM V.I. Capital
     Appreciation Fund
     - Series I                   18,966     5.59      105,993     0.00%        0.75%       -24.92%
1 AIM V.I
     International Growth Fund
      - Series I                  55,998     8.21      459,940     0.51%        0.90%       -16.43%
6 AIM V.I. International
     Growth Fund - Series I       18,474     6.51      120,286     0.69%        0.75%       -16.30%
1 AllianceBernstein Global
     Bond Portfolio - Class A      3,055    11.92       36,408     0.87%        0.90%        15.87%
2 AllianceBernstein Global
     Dollar Government
     Portfolio - Class A              18    13.47          247     7.39%        0.90%        15.10%
3 AllianceBernstein Growth and
     Income Portfolio -
     Class A                     120,637    19.66    2,371,167     0.63%        0.90%       -22.75%
5 AllianceBernstein Growth and
     Income Portfolio -
     Class A                      16,792    10.00      167,974     0.77%        0.65%         3.80%
3 AllianceBernstein Growth
     Portfolio - Class A         167,575    13.20    2,211,486     0.00%        0.90%       -28.72%
2 AllianceBernstein Money
     Market Portfolio -
     Class A                      35,714    11.82      421,991     1.16%        0.90%         0.20%
1 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      50,347     9.21      463,621     0.00%        0.90%       -31.27%
2 AllianceBernstein Premier
     Growth Portfolio -
     Class A                       1,196     9.45       11,295     0.00%        0.90%       -31.27%
5 AllianceBernstein Premier
     Growth Portfolio -
     Class A                       7,738     9.72       75,186     0.00%        0.65%        -0.73%
6 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      44,369     5.39      239,346     0.00%        0.75%       -31.16%
2 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A             248    10.74        2,664     2.60%        0.90%         1.68%
6 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A          21,436    11.14      238,728     2.61%        0.75%         1.83%
1 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                      40,653     7.16      290,938     0.00%        0.90%       -32.38%
2 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                         773     5.78        4,465     0.00%        0.90%       -32.38%
3 AllianceBernstein Technology
     Portfolio - Class A         105,081    10.17    1,069,111     0.00%        0.90%       -42.23%
6 AllianceBernstein Technology
     Portfolio - Class A          37,810     4.10      155,134     0.00%        0.75%       -42.14%
1 AllianceBernstein Total
     Return Portfolio -
     Class A                      29,733     9.37      278,610     1.98% +      0.90%       -11.39%
2 AllianceBernstein Total
     Return Portfolio -
     Class A                         461    12.88        5,929     1.92% +      0.90%       -11.39%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                          61    13.52          830     3.03%        0.90%         6.82%
2 AllianceBernstein Utility
     Income Portfolio -
     Class A                          50    11.21          557     1.73%        0.90%       -22.82%
6 AllianceBernstein Utility
     Income Portfolio -
     Class A                      20,861     6.14      128,000     1.95%        0.75%       -22.70%
6 American Century VP Capital
     Appreciation Fund -
     Class I                       8,944     5.70       51,015     0.00%        0.75%       -21.79%
6 American Century VP Income &
     Growth Fund - Class I        15,316     7.12      109,006     1.04%        0.75%       -19.97%
5 American Century VP
     International Fund -
     Class I                       4,414     9.55       42,164     0.36%        0.65%         3.64%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                     183,500     8.59    1,577,118     0.00%        0.75%       -23.23%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                      71,786     6.35      455,907     0.00%        0.75%       -23.23%
4 Anchor Series Trust
     Government and Quality
     Bond Portfolio - Class 1     67,792    12.83      869,506     3.44%        0.75%         8.50%
4 Anchor Series Trust Growth
     Portfolio - Class 1         112,727     7.66      863,689     0.50%        0.75%       -22.75%
6 Anchor Series Trust Growth
     Portfolio - Class 1          35,054     6.57      230,132     0.00%        0.75%       -22.75%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                       8,900    13.80      122,810     2.12% +      0.75%         7.54%
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                      14,208    10.93      155,313     0.00%        0.75%         7.54%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares       210,792    15.91    3,352,978     1.32%        0.90%       -23.06%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares       237,120     6.58    1,560,582     1.91%        0.75%       -22.94%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       41,902     8.84      370,446     0.24%        0.90%       -20.43%

                                   VA II - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense      Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2002 - Continued
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       43,146   $ 7.90   $  340,758     0.26%        0.75%       -20.31%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class    81,090    15.33    1,243,323     3.47%        0.90%        -9.55%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class    19,448     8.57      166,675     4.72%        0.75%        -9.41%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class    67,615    11.53      779,917     0.69%        0.90%       -10.16%
5 Fidelity VIP Contrafund
     Portfolio - Initial Class    10,378     9.97      103,446     0.34%        0.65%        -3.25%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class    45,664     7.94      362,761     1.03%        0.75%       -10.03%
1 Fidelity VIP Growth
     Portfolio - Initial Class   209,585    14.28    2,992,695     0.24%        0.90%       -30.73%
6 Fidelity VIP Growth
     Portfolio - Initial Class    44,693     5.62      251,353     0.35%        0.75%       -30.63%
1 Fidelity VIP High Income
     Portfolio - Initial Class    26,449     9.34      246,994     9.51%        0.90%         2.52%
6 Fidelity VIP High Income
     Portfolio - Initial Class    14,672     8.90      130,546    12.54%        0.75%         2.67%
5 Fidelity VIP Index 500
     Portfolio - Initial Class     3,634     9.99       36,300     0.52%        0.65%        -4.29%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                46,297    15.67      725,516     3.13%        0.90%         9.35%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                23,244    11.76      273,408     3.81%        0.75%         9.52%
1 Fidelity VIP Money Market
     Portfolio - Initial Class   102,652    13.41    1,376,877     2.13%        0.90%         0.78%
6 Fidelity VIP Money Market
     Portfolio - Initial Class   173,706    10.43    1,811,546     1.58%        0.75%         0.93%
1 Fidelity VIP Overseas
     Portfolio - Initial Class    35,759     9.74      348,253     0.83%        0.90%       -20.99%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1    12,885     8.54      109,999     1.61%        0.75%        -4.88%
6 JPMorgan Bond Portfolio         11,113    11.42      126,934     0.80%        0.75%         7.99%
6 JPMorgan U.S. Large Cap
     Core Equity Portfolio         6,370     6.37       40,604     0.04%        0.75%       -25.19%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                       4,088    11.25       45,970     4.95%        0.75%         4.55%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                      45,324     7.27      329,344     0.19%        0.75%       -24.71%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares           35,423     5.79      205,232     0.42%        0.75%       -22.72%
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                       54,756     7.00      383,505     0.75%        0.75%       -19.40%
4 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                     144,414     6.82      984,262     0.32%        0.75%       -25.25%
6 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                      36,696     5.21      191,018     0.36%        0.75%       -25.25%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                      96,186     7.54      724,921     2.65%        0.75%       -15.83%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                      41,903     7.20      301,525     3.33%        0.75%       -15.83%
4 SunAmerica Alliance Growth
     Portfolio                   380,385     5.66    2,152,727     0.27%        0.75%       -31.80%
6 SunAmerica Alliance Growth
     Portfolio                    53,050     5.59      296,754     0.35%        0.75%       -31.80%
4 SunAmerica Asset Allocation
     Portfolio                    26,488     9.20      243,565     3.73%        0.75%        -8.21%
4 SunAmerica Blue Chip Growth
     Portfolio                    10,855     4.60       49,973     0.42%        0.75%       -29.82%
4 SunAmerica Cash Management
     Portfolio                   420,526    11.13    4,682,060     3.04%        0.75%         0.63%
4 SunAmerica Corporate Bond
     Portfolio                    24,008    11.95      286,825     8.41%        0.75%         6.62%
4 SunAmerica Davis Venture
     Value Portfolio             150,193    12.30    1,847,103     0.67%        0.75%       -17.38%
4 SunAmerica "Dogs" of Wall
     Street Portfolio             18,944     9.02      170,928     2.02%        0.75%        -7.25%
4 SunAmerica Emerging Markets
     Portfolio                    63,372     7.48      473,759     0.29%        0.75%        -7.79%
4 SunAmerica Federated
     American Leaders
     Portfolio                    41,560     7.58      314,853     1.10%        0.75%       -20.37%
4 SunAmerica Global Bond
     Portfolio                     8,497    11.91      101,188     1.84% +      0.75%         5.13%
6 SunAmerica Global Bond
     Portfolio                    41,605    10.90      453,655     1.84% +      0.75%         5.13%
4 SunAmerica Global
     Equities Portfolio           64,812     6.00      388,640     0.00%        0.75%       -27.36%
4 SunAmerica Goldman Sachs
     Research Portfolio            3,262     4.84       15,792     0.00%        0.75%       -28.58%
4 SunAmerica Growth
     Opportunities Portfolio      10,666     3.25       34,643     0.00%        0.75%       -40.26%
4 SunAmerica Growth-Income
     Portfolio                   172,246     6.94    1,196,151     0.88%        0.75%       -21.74%
6 SunAmerica Growth-Income
     Portfolio                    78,957     6.44      508,595     1.12%        0.75%       -21.74%
4 SunAmerica High-Yield Bond
     Portfolio                    15,217     8.08      122,913    17.32%        0.75%        -6.55%
4 SunAmerica International
     Diversified Equities
     Portfolio                    63,224     5.22      329,911     0.00%        0.75%       -28.98%
4 SunAmerica International
     Growth and Income
     Portfolio                    70,189     6.67      467,872     0.57%        0.75%       -21.49%
6 SunAmerica Marsico Growth
     Portfolio                    46,470     7.56      351,326     0.01%        0.75%       -11.91%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio    69,772     6.69      466,789     0.88%        0.75%       -21.61%

                                   VA II - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                   Investment
                                               Unit                  Income      Expense       Total
Sub-accounts                        Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------
2002 - Continued
4 SunAmerica MFS Mid-Cap
     Growth Portfolio              127,125   $ 6.51   $  827,513     0.00%        0.75%       -47.56%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio              105,224     3.94      415,054     0.00%        0.75%       -47.56%
4 SunAmerica MFS Total Return
     Portfolio                      69,206    10.87      752,048     2.09% +      0.75%        -5.55%
4 SunAmerica Putnam Growth:
     Voyager Portfolio             144,219     5.56      801,766     0.18%        0.75%       -26.99%
4 SunAmerica Real Estate
     Portfolio                      24,254    12.27      297,563     3.13%        0.75%         5.43%
4 SunAmerica Technology
     Portfolio                      19,432     1.72       33,516     0.00%        0.75%       -49.73%
4 SunAmerica Telecom Utility
     Portfolio                      12,767     5.80       74,017     9.89%        0.75%       -24.31%
4 SunAmerica Worldwide High
     Income Portfolio                4,439    10.09       44,775    14.06%        0.75%        -1.14%
5 UIF Core Plus Fixed Income
     Portfolio - Class I             7,002    10.32       72,244     5.81% +      0.65%        -2.26%
5 UIF Money Market Portfolio -
     Class I                         7,303    10.02       73,142     0.64%        0.65%        -2.10%
5 UIF U.S. Mid Cap Value
     Portfolio - Class I            10,527     9.87      103,895     0.00%        0.65%         3.28%
1 Van Eck Worldwide Emerging
     Markets Fund                   21,113     6.50      137,157     0.18%        0.90%        -3.77%
1 Van Eck Worldwide Hard
     Assets Fund                     6,315     8.80       55,560     0.84%        0.90%        -3.70%

2001
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                       45,508    10.95      498,096     0.00% +      0.90%       -23.97%
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                       11,570     7.44       86,121     0.00% +      0.75%       -25.56%
1 AIM V.I. International
     Growth Fund - Series I         73,079     9.83      718,240     0.29% +      0.90%       -24.22%
6 AIM V.I. International
     Growth Fund - Series I         13,815     7.78      107,477     0.34% +      0.75%       -22.21%
1 AllianceBernstein Global
     Bond Portfolio - Class A        1,961    10.28       20,171     0.00%        0.90%        -1.17%
2 AllianceBernstein Global
     Dollar Government Portfolio
     - Class A                          20    11.71          229    10.10%        0.90%         8.38%
3 AllianceBernstein Growth and
     Income Portfolio - Class A    119,052    25.44    3,029,173     0.62% +      0.90%        -0.55%
5 AllianceBernstein Growth and
     Income Portfolio - Class A      4,331     9.64       41,738     0.00%        0.50%        -3.63%
3 AllianceBernstein Growth
     Portfolio - Class A           169,713    18.51    3,142,197     0.27% +      0.90%       -24.16%
2 AllianceBernstein Money
     Market Portfolio - Class A     54,096    11.79      637,942     1.47%        0.90%         2.64%
1 AllianceBernstein Premier
     Growth Portfolio - Class A     53,078    13.40      711,106     0.00% +      0.90%       -17.95%
2 AllianceBernstein Premier
     Growth Portfolio - Class A      1,088    13.74       14,954     0.00% +      0.90%       -17.95%
5 AllianceBernstein Premier
     Growth Portfolio - Class A      2,045     9.79       20,022     0.00% +      0.50%        -2.11%
6 AllianceBernstein Premier
     Growth Portfolio - Class A     29,274     7.84      229,408     0.00% +      0.75%       -21.63%
2 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                         284    10.56        2,996     3.58%        0.90%         9.80%
6 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                      13,369    10.94      146,209     0.55%        0.75%         9.36%
1 AllianceBernstein Small Cap
     Growth Portfolio - Class A     39,071    10.58      413,520     0.00% +      0.90%       -13.54%
2 AllianceBernstein Small Cap
     Growth Portfolio - Class A        548     8.54        4,685     0.00% +      0.90%       -13.54%
3 AllianceBernstein Technology
     Portfolio - Class A           104,518    17.61    1,840,698     0.00% +      0.90%       -25.91%
6 AllianceBernstein Technology
     Portfolio - Class A            22,199     7.09      157,422     0.00% +      0.75%       -29.09%
1 AllianceBernstein Total
     Return Portfolio - Class A     28,132    10.57      297,477     3.09% +      0.90%         1.35%
2 AllianceBernstein Total
     Return Portfolio - Class A        518    14.53        7,522     2.49% +      0.90%         1.35%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                            68    12.65          865     4.80%        0.90%         6.91%
2 AllianceBernstein Utility
     Income Portfolio - Class A         55    14.52          804     3.79% +      0.90%       -23.20%
6 AllianceBernstein Utility
     Income Portfolio - Class A     15,301     7.94      121,457     0.59% +      0.75%       -20.62%
6 American Century VP Capital
     Appreciation Fund - Class I     5,587     7.29       40,741     0.00%        0.75%       -27.07%
6 American Century VP Income &
     Growth Fund - Class I          10,379     8.89       92,305     0.00%        0.75%       -11.07%
5 American Century VP
     International Fund -
     Class I                         1,103     9.22       10,169     0.00%        0.50%        -7.84%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                       169,943    11.20    1,902,609     0.23% +      0.75%       -15.29%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                        39,906     8.27      330,137     0.09% +      0.75%       -17.27%
4 Anchor Series Trust
     Government and Quality Bond
     Portfolio - Class 1            43,732    11.82      516,971     2.76%        0.75%         6.12%
4 Anchor Series Trust Growth
     Portfolio - Class 1           119,312     9.92    1,183,307     0.15% +      0.75%       -13.74%
6 Anchor Series Trust Growth
     Portfolio - Class 1            13,710     8.50      116,513     0.03% +      0.75%       -15.02%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                         7,281    12.83       93,430     0.40% +      0.75%        -1.80%

                                   VA II - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                  Investment
                                              Unit                  Income      Expense       Total
Sub-accounts                       Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-----------------------------------------------------------------------------------------------------
2001 - Continued
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                       10,700   $10.16   $  108,756     0.20% +      0.75%         1.64%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares        217,502    20.67    4,496,569     1.08% +      0.90%       -12.97%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares         73,194     8.54      625,150     0.68% +      0.75%       -14.59%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                        46,592    11.11      517,676     0.07%        0.90%        -2.42%
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                        27,639     9.91      273,921     0.00%        0.75%        -0.89%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class     70,392    16.95    1,193,200     4.09% +      0.90%        -4.95%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class      7,795     9.46       73,745     0.00%        0.75%        -5.39%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class     77,124    12.84      990,223     0.76% +      0.90%       -13.04%
5 Fidelity VIP Contrafund
     Portfolio - Initial Class      2,300    10.30       23,694     0.00%        0.50%         3.03%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class     21,026     8.83      185,651     0.00%        0.75%       -11.70%
1 Fidelity VIP Growth
     Portfolio - Initial Class    224,024    20.61    4,618,140     0.08% +      0.90%       -18.39%
6 Fidelity VIP Growth
     Portfolio - Initial Class     22,798     8.11      184,823     0.00%        0.75%       -18.93%
1 Fidelity VIP High Income
     Portfolio - Initial Class     27,434     9.11      249,901    13.68%        0.90%       -12.53%
6 Fidelity VIP High Income
     Portfolio - Initial Class      7,932     8.67       68,739     0.00%        0.75%       -13.34%
5 Fidelity VIP Index 500
     Portfolio - Initial Class        863    10.44        9,012     0.00%        0.50%         4.38%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                 33,564    14.33      480,976     5.11%        0.90%         7.49%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                  9,272    10.74       99,582     0.00%        0.75%         7.40%
1 Fidelity VIP Money Market
     Portfolio - Initial Class     97,805    13.31    1,301,678     4.13%        0.90%         3.25%
6 Fidelity VIP Money Market
     Portfolio - Initial Class    284,638    10.33    2,940,983     1.28%        0.75%         3.32%
1 Fidelity VIP Overseas
     Portfolio - Initial Class     35,643    12.33      439,371     5.30% +      0.90%       -21.88%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1      6,002     8.98       53,870     0.17% +      0.75%       -10.25%
6 JPMorgan Bond Portfolio           5,512    10.58       58,297     4.09% +      0.75%         5.77%
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio               4,467     8.52       38,064     0.41%        0.75%       -14.79%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                        2,146    10.76       23,084     0.00%        0.75%         7.57%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                        8,130     9.65       78,464     0.00%        0.75%        -3.49%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares            16,994     7.50      127,402     0.00%        0.75%       -25.03%
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                        35,338     8.69      307,098     0.00%        0.75%       -13.10%
4 SunAmerica - Aggressive
     Growth Portfolio - Class 1   124,945     9.12    1,139,165     0.00% +      0.75%       -32.22%
6 SunAmerica - Aggressive
     Growth Portfolio - Class 1    24,691     6.96      171,928    14.32%        0.75%       -30.37%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       82,278     8.95      736,689     4.50% +      0.75%       -13.79%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       21,330     8.55      182,338     2.67% +      0.75%       -14.51%
4 SunAmerica Alliance Growth
     Portfolio                    373,562     8.30    3,099,689     0.10% +      0.75%       -14.65%
6 SunAmerica Alliance Growth
     Portfolio                     31,498     8.20      258,337     0.05% +      0.75%       -17.98%
4 SunAmerica Asset Allocation
     Portfolio                     20,998    10.02      210,362     4.29% +      0.75%        -3.58%
4 SunAmerica Blue Chip Growth
     Portfolio                      3,388     6.56       22,224     0.10%        0.75%       -21.46%
4 SunAmerica Cash Management
     Portfolio                    518,519    11.06    5,736,906     4.36%        0.75%         2.89%
4 SunAmerica Corporate Bond
     Portfolio                     11,691    11.21      131,000     4.26%        0.75%         6.78%
4 SunAmerica Davis Venture
     Value Portfolio              121,623    14.89    1,810,387     4.54% +      0.75%       -11.99%
4 SunAmerica "Dogs" of Wall
     Street Portfolio              13,726     9.73      133,521     1.55% +      0.75%         7.10%
4 SunAmerica Emerging Markets
     Portfolio                     60,607     8.11      491,365     0.49% +      0.75%        -2.50%
4 SunAmerica Federated
     American Leaders Portfolio    36,679     9.51      348,955     0.69% +      0.75%        -3.07%
4 SunAmerica Global Bond
     Portfolio                      7,345    11.33       83,209    11.15%        0.75%         4.27%
6 SunAmerica Global Bond
     Portfolio                      9,907    10.37      102,745     8.16%        0.75%         3.71%
4 SunAmerica Global Equities
     Portfolio                     53,108     8.26      438,432     0.33% +      0.75%       -18.73%
4 SunAmerica Goldman Sachs
     Research Portfolio             1,312     6.78        8,891     0.00%        0.75%       -25.77%
4 SunAmerica Growth
     Opportunities Portfolio        3,567     5.44       19,393     0.01%        0.75%       -33.68%
4 SunAmerica Growth-Income
     Portfolio                    172,124     8.87    1,527,300     0.74% +      0.75%       -16.54%
6 SunAmerica Growth-Income
     Portfolio                     48,554     8.23      399,624     0.51% +      0.75%       -17.70%
4 SunAmerica High-Yield Bond
     Portfolio                      9,998     8.64       86,419     7.96%        0.75%        -5.02%

                                   VA II - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                   Investment
                                               Unit                  Income      Expense       Total
Sub-accounts                        Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------
2001 - Continued
4 SunAmerica International
     Diversified Equities
     Portfolio                      44,304   $ 7.35   $  325,515      0.31% +     0.75%       -24.59%
4 SunAmerica International
     Growth and Income Portfolio    64,902     8.49      551,034      2.06% +     0.75%       -22.82%
6 SunAmerica Marsico Growth
     Portfolio                      28,703     8.58      246,339      0.18%       0.75%       -14.18%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio      60,736     8.53      518,334      5.83%       0.75%       -16.67%
4 SunAmerica MFS Mid-Cap
     Growth Portfolio               99,473    12.41    1,234,757      0.00% +     0.75%       -23.20%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio               63,725     7.52      479,330      0.00% +     0.75%       -24.78%
4 SunAmerica MFS Total
     Return Portfolio               60,314    11.51      693,947      5.16% +     0.75%        -0.24%
4 SunAmerica Putnam Growth:
     Voyager Portfolio             122,707     7.61      934,335      0.00% +     0.75%       -24.74%
4 SunAmerica Real Estate
     Portfolio                      11,097    11.64      129,134      4.34%       0.75%         5.20%
4 SunAmerica Technology
     Portfolio                       7,471     3.43       25,635      0.00%       0.75%       -48.02%
4 SunAmerica Telecom Utility
     Portfolio                      11,329     7.66       86,776      2.59% +     0.75%       -14.41%
4 SunAmerica Worldwide High
     Income Portfolio                3,939    10.20       40,195     15.10%       0.75%        -3.93%
5 UIF Core Plus Fixed Income
     Portfolio - Class I             1,362    10.56       14,381      4.00% +     0.50%         5.56%
5 UIF Money Market Portfolio -
     Class I                           280    10.23        2,870    291.10%       0.50%         2.31%
5 UIF U.S. Mid Cap Value
     Portfolio - Class I             2,929     9.56       27,988      0.00%       0.50%        -4.44%
1 Van Eck Worldwide Emerging
     Markets Fund                   18,859     6.75      127,320      0.00%       0.90%        -2.70%
1 Van Eck Worldwide Hard
     Assets Fund                     5,954     9.14       54,402      1.15%       0.90%       -11.25%

Footnotes

1    Variable Universal Life Policy product.
2    Gallery Life product.
3    Variable Universal Life Policy product or Gallery Life product.
4    Polaris product or Polaris Survivorship product.
5    Executive Advantage product.
6    Gemstone Life product.

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(b) These amounts represent the annualized policy expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

+ The investment income ratio has been restated due to a misclassification in prior years of short-term and/or long-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

**   Formerly AllianceBernstein Quasar Portfolio.

                                   VA II - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of long-term and short-term capital gains within several Sub-accounts. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. Prior to the year ended December 31, 2002, the Company classified long-term and short-term capital gains as dividends from mutual funds. GAAP requires long-term and short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Sub-accounts, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003, 2002 and 2001, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                        For the Year Ended December 31, 2003
                                 --------------------------------------------------
                                     Net Investment      Capital Gain Distributions
                                     Income (Loss)            from Mutual Funds
                                 ---------------------   --------------------------
                                 Originally                 Originally
Sub-accounts                       stated     Restated        stated     Restated
-----------------------------------------------------------------------------------
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                         $    24    $    18         $   --     $     6
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                        35,906     32,723          4,100       7,283
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                           1,255        (17)         1,313       2,585
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                            40,309     30,714          4,428      14,023
JPMorgan Bond Portfolio              5,225      3,059            744       2,910
UIF Core Plus Fixed Income
   Portfolio - Class I                 (18)      (849)            --         831

                                                        Investment Income Ratio
                                 ---------------------------------------------------------------------
                                   For the Year Ended      For the Year Ended      For the Year Ended
                                   December 31, 2003       December 31, 2002       December 31, 2001
                                 ---------------------   ---------------------   ---------------------
                                 Originally              Originally              Originally
Sub-accounts                       stated     Restated     stated     Restated     stated     Restated
------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital
   Appreciation Fund -
   Series I                          n/a         n/a         n/a         n/a        7.37%       0.00%
6 AIM V.I. Capital
   Appreciation Fund -
   Series I                          n/a         n/a         n/a         n/a        7.51%       0.00%
1 AIM V.I. International
   Growth Fund - Series I            n/a         n/a         n/a         n/a        2.63%       0.29%
6 AIM V.I. International
   Growth Fund - Series I            n/a         n/a         n/a         n/a        3.13%       0.34%
3 AllianceBernstein Growth
   and Income Portfolio -
   Class A                           n/a         n/a         n/a         n/a        5.18%       0.62%
3 AllianceBernstein Growth
   Portfolio - Class A               n/a         n/a         n/a         n/a       14.33%       0.27%
1 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        5.38%       0.00%
2 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        5.67%       0.00%
5 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        3.98%       0.00%
6 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        0.76%       0.00%
1 AllianceBernstein Small Cap
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        3.26%       0.00%
2 AllianceBernstein Small Cap
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        3.14%       0.00%
3 AllianceBernstein Technology
   Portfolio - Class A               n/a         n/a         n/a         n/a        7.60%       0.00%
6 AllianceBernstein Technology
   Portfolio - Class A               n/a         n/a         n/a         n/a        1.32%       0.00%
1 AllianceBernstein Total
   Return Portfolio - Class A        n/a         n/a        2.68%       1.98%       8.53%       3.09%
2 AllianceBernstein Total
   Return Portfolio - Class A        n/a         n/a        2.60%       1.92%       6.88%       2.49%
2 AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                          4.22%       3.36%        n/a         n/a         n/a         n/a
2 AllianceBernstein Utility
   Income Portfolio - Class A        n/a         n/a         n/a         n/a        4.45%       3.79%
6 AllianceBernstein Utility
   Income Portfolio - Class A        n/a         n/a         n/a         n/a        0.69%       0.59%
4 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                           n/a         n/a         n/a         n/a       23.42%       0.23%
6 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                           n/a         n/a         n/a         n/a        8.96%       0.09%
4 Anchor Series Trust
   Government and Quality Bond
   Portfolio - Class 1              4.92%       4.56%        n/a         n/a         n/a         n/a
4 Anchor Series Trust Growth
   Portfolio - Class 1               n/a         n/a         n/a         n/a       14.63%       0.15%
6 Anchor Series Trust Growth
   Portfolio - Class 1               n/a         n/a         n/a         n/a        2.60%       0.03%

                                   VA II - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                        Investment Income Ratio
                                 ---------------------------------------------------------------------
                                   For the Year Ended      For the Year Ended      For the Year Ended
                                   December 31, 2003       December 31, 2002       December 31, 2001
                                 ---------------------   ---------------------   ---------------------
                                 Originally              Originally              Originally
Sub-accounts                       stated     Restated     stated     Restated     stated     Restated
------------------------------------------------------------------------------------------------------
4 Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                           n/a          n/a       4.16%       2.12%       8.03%       0.40%
6 Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                          1.02%        0.67%       n/a         n/a        4.02%       0.20%
1 Dreyfus Stock Index Fund,
   Inc. - Initial shares             n/a          n/a        n/a         n/a        1.58%       1.08%
6 Dreyfus Stock Index Fund,
   Inc. - Initial shares             n/a          n/a        n/a         n/a        1.00%       0.68%
1 Fidelity VIP Asset Manager
   Portfolio - Initial Class         n/a          n/a        n/a         n/a        5.62%       4.09%
1 Fidelity VIP Contrafund
   Portfolio - Initial Class         n/a          n/a        n/a         n/a        3.44%       0.76%
1 Fidelity VIP Growth
   Portfolio - Initial Class         n/a          n/a        n/a         n/a        7.18%       0.08%
1 Fidelity VIP Investment
   Grade Bond Portfolio -
   Initial Class                    4.74%        3.82%       n/a         n/a         n/a         n/a
1 Fidelity VIP Overseas
   Portfolio - Initial Class         n/a          n/a        n/a         n/a       13.67%       5.30%
6 Franklin Templeton -
   Templeton Global Asset
   Allocation Fund - Class 1         n/a          n/a        n/a         n/a        1.43%       0.17%
6 JPMorgan Bond Portfolio           4.48%        2.94%       n/a         n/a        4.71%       4.09%
4 SunAmerica - Aggressive
   Growth Portfolio - Class 1        n/a          n/a        n/a         n/a       26.60%       0.00%
4 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                           n/a          n/a        n/a         n/a        6.52%       4.50%
6 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                           n/a          n/a        n/a         n/a        3.86%       2.67%
4 SunAmerica Alliance Growth
   Portfolio                         n/a          n/a        n/a         n/a        9.88%       0.10%
6 SunAmerica Alliance Growth
   Portfolio                         n/a          n/a        n/a         n/a        5.50%       0.05%
4 SunAmerica Asset Allocation
   Portfolio                         n/a          n/a        n/a         n/a        7.40%       4.29%
4 SunAmerica Davis Venture
   Value Portfolio                   n/a          n/a        n/a         n/a       15.65%       4.54%
4 SunAmerica "Dogs" of Wall
   Street Portfolio                  n/a          n/a        n/a         n/a        2.25%       1.55%
4 SunAmerica Emerging Markets
   Portfolio                         n/a          n/a        n/a         n/a        1.80%       0.49%
4 SunAmerica Federated
   American Leaders Portfolio        n/a          n/a        n/a         n/a        3.14%       0.69%
4 SunAmerica Global Bond
   Portfolio                         n/a          n/a      10.45%       1.84%        n/a         n/a
6 SunAmerica Global Bond
   Portfolio                         n/a          n/a       0.00%       1.84%        n/a         n/a
4 SunAmerica Global Equities
   Portfolio                         n/a          n/a        n/a         n/a       16.64%       0.33%
4 SunAmerica Growth-Income
   Portfolio                         n/a          n/a        n/a         n/a        6.16%       0.74%
6 SunAmerica Growth-Income
   Portfolio                         n/a          n/a        n/a         n/a        4.23%       0.51%
4 SunAmerica International
   Diversified Equities
   Portfolio                         n/a          n/a        n/a         n/a        6.21%       0.31%
4 SunAmerica International
   Growth and Income Portfolio       n/a          n/a        n/a         n/a        4.30%       2.06%
4 SunAmerica MFS Mid-Cap
   Growth Portfolio                  n/a          n/a        n/a         n/a       18.47%       0.00%
6 SunAmerica MFS Mid-Cap
   Growth Portfolio                  n/a          n/a        n/a         n/a       10.53%       0.00%
4 SunAmerica MFS Total Return
   Portfolio                         n/a          n/a       2.70%       2.09%       6.54%       5.16%
4 SunAmerica Putnam Growth:
   Voyager Portfolio                 n/a          n/a        n/a         n/a        3.72%       0.00%
4 SunAmerica Telecom Utility
   Portfolio                         n/a          n/a        n/a         n/a        4.04%       2.59%
5 UIF Core Plus Fixed Income
   Portfolio - Class I              0.61%        0.04%      6.56%       5.81%       5.55%       4.00%

Footnotes

1 Variable Universal Life Policy product.
2 Gallery Life product.
3 Variable Universal Life Policy product or Gallery Life product.
4 Polaris product or Polaris Survivorship product.
5 Executive Advantage product.
6 Gemstone Life product.

n/a  The investment income ratio did not change.

                                   VA II - 49

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)










                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2003 and 2002 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2005

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                      December 31,  December 31,
                                                          2004          2003
                                                      ------------  ------------
                                                                      (Restated)
Assets
Investments:
Fixed maturities:
   Bonds available for sale, at fair value            $  9,879,583  $  9,834,315
   (cost: 2004 - $9,207,004; 2003 - $9,210,805)
Equity securities available for sale, at fair value          7,782         3,885
   (cost: 2004 - $5,297; 2003 - $3,175)
Mortgage loans on real estate                              494,343       470,767
Policy loans                                               254,448       261,908
Other long-term investments                                 68,168        84,338
Derivative assets, at fair value                            52,886        36,495
Short-term investments, at cost
 (approximates fair value)                                  40,666        20,405
                                                      ------------  ------------
    Total investments                                   10,797,876    10,712,113

Cash                                                        12,262             -
Investment income due and accrued                          142,437       147,468
Reinsurance assets                                         118,973       123,500
Deferred policy acquisition costs                          253,774       307,175
Premium and insurance balances receivable                   36,268        30,775
Amounts due from related parties                            13,159        94,749
Other assets                                                11,580         6,692
Assets held in separate accounts                         3,218,345     3,209,288
                                                      ------------  ------------
     Total assets                                     $ 14,604,674  $ 14,631,760
                                                      ============  ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                      December 31,  December 31,
                                                          2004          2003
                                                      ------------  ------------
                                                                     (Restated)
Liabilities
  Policyholders' contract deposits                    $  7,016,323  $  7,310,004
  Future policy benefits for life and accident
   and health insurance contracts                        2,374,661     2,319,463
  Reserve for unearned premiums                             22,371        23,372
  Policy and contract claims                                99,492        99,925
  Amounts due to related parties                            58,686        19,664
  Income taxes payable                                     237,511       216,468
  Derivative liabilities, at fair value                     40,494        45,935
  Other liabilities                                         65,843        48,863
  Liabilities related to separate accounts               3,218,345     3,209,288
                                                      ------------  ------------
             Total liabilities                          13,133,726    13,292,982
                                                      ------------  ------------
Shareholders' equity
  Series A preferred stock, $100,000 par value;
   2,500 shares authorized, issued and outstanding         250,000       250,000
  Common stock, $5 par value; 1,000,000 shares
   authorized; 976,703 issued and outstanding                4,884         4,884
  Additional paid-in capital                               302,283       302,283
  Accumulated other comprehensive income                   365,909       312,206
  Retained earnings                                        547,872       469,405
                                                      ------------  ------------
             Total shareholders' equity                  1,470,948     1,338,778
                                                      ------------  ------------
Total liabilities and shareholders' equity            $ 14,604,674  $ 14,631,760
                                                      ============  ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003           2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Revenues:
  Premiums and other considerations                            $    299,367    $    221,443    $    280,098
  Net investment income                                             694,417         706,945         723,918
  Realized capital gains (losses)                                   (11,087)         24,217        (119,989)
                                                               ------------    ------------    ------------
          Total revenues                                            982,697         952,605         884,027
                                                               ------------    ------------    ------------
Benefits and expenses:
  Death and other benefits                                          366,950         289,338         296,317
  Increase in future policy benefits                                 34,901          (2,978)          8,197
  Interest credited on policyholder contract
   deposits                                                         306,867         351,518         407,524
  Insurance acquisition and other
   operating expenses                                               126,492         153,321         159,139
                                                               ------------    ------------    ------------
          Total benefits and expenses                               835,210         791,199         871,177
                                                               ------------    ------------    ------------
Income before income taxes                                          147,487         161,406          12,850
                                                               ------------    ------------    ------------
Income taxes:
   Current                                                           67,265          29,307          22,515
   Deferred                                                         (16,881)         26,023         (18,494)
                                                               ------------    ------------    ------------
        Total income tax expense                                     50,384          55,330           4,021
                                                               ------------    ------------    ------------
Net income before cumulative effect
 of accounting change                                                97,103         106,076           8,829
Cumulative effect of accounting change,
 net of tax                                                          (6,911)              -               -
                                                               ------------    ------------    ------------
Net income                                                     $     90,192    $    106,076    $      8,829
                                                               ============    ============    ============

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Preferred Stock
Balance at beginning and end of year                           $    250,000    $    250,000    $    250,000
                                                               ------------    ------------    ------------
Common stock
Balance at beginning and end of year                                  4,884           4,884           4,884
                                                               ------------    ------------    ------------
Additional paid-in capital
Balance at beginning of year                                        302,283         212,283         153,283
Capital contribution from parent                                          -          90,000          59,000
                                                               ------------    ------------    ------------
Balance at end of year                                              302,283         302,283         212,283
                                                               ------------    ------------    ------------
Accumulated other comprehensive income
Balance at beginning of year                                        312,206         144,537          11,279
Adjustment (See Note 15)                                                  -               -          18,200
                                                               ------------    ------------    ------------
Balance, as adjusted                                                312,206         144,537          29,479
Change in net unrealized appreciation of
 investments - net of reclassifications                              61,570         259,485         225,623
     Deferred income tax expense on
      above changes                                                 (22,678)        (89,697)        (81,820)
Change in net derivative (losses) gains
 arising from cash flow hedging activities                           22,786          (3,261)        (44,223)
     Deferred income tax benefit (expense) on
      above changes                                                  (7,975)          1,142          15,478
                                                               ------------    ------------    ------------
Balance at end of year                                              365,909         312,206         144,537
                                                               ------------    ------------    ------------
Retained earnings
Balance at beginning of year                                        469,405         374,929         379,034
Net income                                                           90,192         106,076           8,829
Dividends to shareholders                                           (11,725)        (11,600)        (12,934)
                                                               ------------    ------------    ------------
Balance at end of year                                              547,872         469,405         374,929
                                                               ------------    ------------    ------------
                   Total shareholders' equity                  $  1,470,948    $  1,338,778    $    986,633
                                                               ============    ============    ============

                 See accompanying notes to financial statements

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Cash flows from operating
 activities:
  Net income                                                   $     90,192    $    106,076    $      8,829
Adjustments to reconcile net income to net cash
 provided by operating activities:
     Change in insurance reserves                                    46,853          14,357         (66,703)
     Change in accounting principles                                  6,911               -               -
     Change in premiums and insurance balances
      receivable and payable - net                                   13,020          (6,105)         22,664
     Change in reinsurance assets                                     4,530         (44,575)         36,116
     Change in deferred policy acquisition costs                     63,458          37,272          29,812
     Change in other policyholders' contracts                      (114,534)        (80,007)       (268,539)
     Interest credited to policyholder contracts                    306,867         351,518         407,524
     Change in investment income due and accrued                      5,031          10,328          (3,081)
     Realized capital (gains) losses                                 11,087         (24,217)        119,989
     Change in income taxes - net                                    (9,610)         29,056         (44,879)
     Change in reserves for commissions, expenses and taxes           2,002           9,163         (61,038)
     Amortization of premiums and discounts on securities           (33,678)         (8,669)         (9,661)
     Change in other assets and liabilities - net                    23,593         (46,146)         32,450
                                                               ------------    ------------    ------------
Net cash provided by operating activities                           415,722         348,051         203,483

Cash flows from investing activities:
     Sale of fixed maturities                                     3,106,933       4,188,555       3,307,316
     Cost of fixed maturities, matured or redeemed                  716,121         493,880         667,900
     Sale of equity securities                                        1,409          33,802          11,789
     Sale of real estate                                                  -               -          11,424
     Purchase of fixed maturities                                (3,809,615)     (4,551,183)     (4,678,000)
     Purchase of equity securities                                   (3,153)         (4,763)            (68)
     Purchase of real estate                                         (1,319)         (4,231)              -
     Mortgage loans funded                                          (72,181)       (142,539)        (49,439)
     Repayments of mortgage loans                                    48,547          32,694          54,016
     Change in policy loans                                           7,460          84,946         (19,231)
     Change in short-term investments                               (20,260)         24,382         133,530
     Change in other long-term investments                           24,007          16,835          14,390
     Other - net                                                      6,330          (3,895)        (58,536)
                                                               ------------    ------------    ------------
Net cash provided by (used in) investing activities                   4,279         168,483        (604,909)

Cash flows from financing activities:
     Deposits on policyholder contracts                             149,355         185,933       1,112,583
     Withdrawals on policyholder contracts                         (635,369)       (749,867)       (698,884)
     Capital contribution from parent                                90,000          59,000               -
     Dividends to shareholders                                      (11,725)        (11,600)        (12,934)
                                                               ------------    ------------    ------------
Net cash provided by (used in) financing activities                (407,739)       (516,534)        400,765
                                                               ------------    ------------    ------------
Change in cash                                                       12,262               -            (661)
Cash at beginning of period                                               -               -             661
                                                               ------------    ------------    ------------
Cash at end of year                                                  12,262               -               -
                                                               ============    ============    ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Comprehensive income
Net income                                                     $     90,192    $    106,076    $      8,829
Other comprehensive income
Change in net unrealized appreciation of
 investments - net of reclassifications                              61,570         259,485         225,623
     Deferred income tax expense on above changes                   (22,678)        (89,697)        (81,820)
Change in net derivative (losses) gains arising from cash
 flow hedging activities                                             22,786          (3,261)        (44,223)
     Deferred income tax benefit (expense) on above changes          (7,975)          1,142          15,478
                                                               ------------    ------------    ------------
Other comprehensive income                                           53,703         167,669         115,058
                                                               ------------    ------------    ------------
Comprehensive income                                           $    143,895    $    273,745    $    123,887
                                                               ============    ============    ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.      Nature of Operations

        AIG Life Insurance Company (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2.      Summary of Significant Accounting Policies

        (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows:

                                              2004             2003
                                           ----------      -----------
                                                  (in thousands)
        Statutory net income               $  131,585      $   82,085
        Statutory capital and surplus      $  739,951      $  629,521

                The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the

2.      Summary of Significant Accounting Policies - (continued):

                credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

        (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

        (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividend dates. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

                Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholders' equity.

                Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

                As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

                In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
                (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

2.      Summary of Significant Accounting Policies - (continued):

                Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

                Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

                Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

                Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net investment income, consistent with the equity method of accounting.

                Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

                Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

2.      Summary of Significant Accounting Policies - (continued):

                Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

        (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for reasonability, the carrying amounts of DAC on at least an annual basis.

                Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

                DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

        (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than

2.      Summary of Significant Accounting Policies - (continued)

                would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

        (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

                Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

                For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

                Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

        (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

        (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

2.      Summary of Significant Accounting Policies - (continued)

        (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

        (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

                Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

        (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

                On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in

2.      Summary of Significant Accounting Policies - (continued)
                the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

                During 2004, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized capital gains (losses).

        (m) Reclassifications: Certain prior period items have been reclassified to conform to the current period presentation.

        (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has
                (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities, not considered VIEs, are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

                The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

2.      Summary of Significant Accounting Policies - (continued)

                The adoption of FIN46R did not have a significant impact on the Company's results of operations or financial condition.

                The following VIE activities are not consolidated by the Company under FIN46R:

                        (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

                        (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

                        (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company pursuant to FIN46R.

                In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $6.9 million, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account

2.      Summary of Significant Accounting Policies - (continued)
                rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

                In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

                In December 2004, the FASB issued statement No. 123 (revised
                2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.     Investment Information

        (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                   Years ended December 31,
                                            ------------------------------------
                                               2004         2003         2002
                                            ---------    ---------    ----------
                                                         (Restated)   (Restated)
        Fixed maturities                    $ 629,928    $ 648,416    $ 655,148
        Equity securities                          13        1,446        2,722
        Mortgage loans                         33,470       31,785       28,360
        Policy loans                           18,285       24,367       27,636
        Cash and short-term investments           673          520        1,702
        Other long-term investments            18,442        8,450       12,624
                                            ---------    ---------    ----------
                  Total investment income     700,811      714,984      728,192
        Investment expenses                    (6,394)      (8,039)      (4,274)
                                            ---------    ---------    ---------
                  Net investment income     $ 694,417    $ 706,945    $ 723,918
                                            =========    =========    =========

        (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                  Years ended December 31,
                                            ------------------------------------
                                               2004         2003         2002
                                            ---------    ---------    ----------
                                                         (Restated)   (Restated)
        Realized gains (losses) on
         investments:
        Fixed maturities                    $  (2,703)   $  27,352    $ (61,748)
        Equity securities                         422        1,804       (7,304)
        Mortgage loans                              -         (448)           -
        Other long-term investments            (8,806)      (4,491)     (50,937)
                                            ---------    ---------    ---------
        Realized gains (losses)             $ (11,087)   $  24,217    $(119,989)
                                            =========    =========    =========

        Change in net unrealized
         appreciation (depreciation)
         of investments:
        Fixed maturities                    $  49,069    $ 302,768    $ 259,353
        Equity securities                       1,775       (1,587)       7,976
        Deferred policy acquisition costs      10,726      (41,696)     (41,706)
        Derivative asset                       22,786       (3,261)     (44,223)
                                            ---------    ---------    ---------
        Change in net unrealized
         appreciation (depreciation)
         of investments                     $  84,356    $ 256,224    $ 181,400
                                            =========    =========    =========

        During 2004, 2003 and 2002, gross gains of $59,556,000, $122,172,000 and
        $101,318,000, respectively, and gross losses of $60,759,000, $96,220,000 and $194,501,000, respectively, were realized on dispositions of fixed maturity investments. The 2004, 2003 and 2002 losses include writedowns of $13,357,000, $48,860,000 and $50,430,000,
                respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investments.

                During 2004, 2003 and 2002, gross gains of $422,000, $1,873,000 and $465,000, respectively, and gross losses of $0, $69,000 and $7,769,000, respectively, were realized on dispositions of equity securities.

                During 2004, the Company recognized a $7,318,776 write-down on its investment in a joint venture partnership.

                The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands).

                              12 months or less     Greater than 12 months          Total
                            ---------------------------------------------------------------------
                            Fair       Unrealized    Fair      Unrealized    Fair      Unrealized
    December 31, 2004       Value       Losses       Value      Losses       Value       Losses
    -----------------       ---------------------------------------------------------------------
        Fixed maturities    $811,059    $22,018     $192,468   $20,386     $1,003,527    $42,404
        Equity Securities      3,440        440            -         -          3,440        440
                            --------    -------     --------   -------     ----------    -------
        Total               $814,499    $22,458     $192,468   $20,386     $1,006,967    $42,844
                            ========    =======     ========   =======     ==========    =======

        (c)     Amortized Cost and Fair Value of Fixed Maturities and Equity
                Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                Gross         Gross
                                              Amortized      Unrealized     Unrealized       Fair
        2004                                    Cost            Gains         Losses         Value
        ----                                -------------   ------------   ------------   ------------
        Fixed maturities:
          U.S. Government and government
           agencies and authorities         $      66,124   $     12,039   $        238   $     77,925
          Foreign Governments                     102,437          7,976             38        110,375
          States, municipalities and
           political subdivisions                  36,141          4,348            200         40,289
          Mortgage-backed securities            1,115,677         54,862          3,525      1,167,014
          All other corporate                   7,886,625        635,758         38,403      8,483,980
                                             ------------   ------------   ------------   ------------
        Total fixed maturities               $  9,207,004   $    714,983   $     42,404   $  9,879,583
                                             ============   ============   ============   ============
        Equity securities                    $      5,297   $      2,925   $        440   $      7,782
                                             ============   ============   ============   ============

        (c) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities - (continued):

                                                                Gross         Gross
                                              Amortized      Unrealized     Unrealized        Fair
        2003                                    Cost            Gains         Losses          Value
        ----                                 ------------   ------------   ------------   ------------
                                              (Restated)     (Restated)     (Restated)     (Restated)
        Fixed maturities:
          U.S. Government and government
           agencies and authorities          $    60,499    $    15,079    $         43    $     75,535
          Foreign Governments                     77,051          5,100             397          81,754
          States, municipalities and
           political subdivisions                 30,837          4,051             153          34,735
          Mortgage-backed securities           1,081,357         59,326           1,587       1,139,096
          All other corporate                  7,961,061        609,429          67,295       8,503,195
                                             -----------    -----------    ------------    ------------
        Total fixed maturities               $ 9,210,805    $   692,985    $     69,475    $  9,834,315
                                             ===========    ===========    ============    ============
        Equity securities                    $     3,175    $       710    $          -    $      3,885
                                             ===========    ===========    ============    ============

        The amortized cost and fair value of fixed maturities, available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized         Fair
                                                     Cost            Value
                                                  -----------     -----------
    Fixed maturity securities, excluding
     mortgage-backed securities:
        Due in one year or less                   $   443,199     $   451,481
        Due after one year through five years       1,646,489       1,740,183
        Due after five years through ten years      2,051,877       2,186,330
        Due after ten years                         3,949,762       4,334,575
    Mortgage-backed securities                      1,115,677       1,167,014
                                                  -----------     -----------
        Total fixed maturity securities           $ 9,207,004     $ 9,879,583
                                                  ===========     ===========

        (d)     Net Unrealized Gains (Losses) on Fixed Maturities and Equity
                Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                2004        2003        2002
                                             ----------  ----------  ----------
        Gross unrealized gains               $  717,908  $  693,695  $  608,187
        Gross unrealized losses                 (42,844)    (69,475)   (285,148)
        Deferred policy acquisition costs       (72,676)    (83,402)    (41,706)
        Deferred income tax expense            (213,673)   (190,995)   (101,298)
                                             ----------  ----------  ----------
        Net unrealized gains on securities   $  388,715  $  349,823  $  180,035
                                             ==========  ==========  ==========

        (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $605,708,000 and $831,328,000, respectively, and an aggregate market value of $643,178,000 and $823,132,000, respectively.

        (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

        (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

        (h) Statutory Deposits: Securities with a carrying value of $3,395,000 and $3,387,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

        (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 53% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 15% in the West region and 12% in the Mid-Atlantic region, 9% in the Southeast and 8% in the Mid-west. No more than 3% of the portfolio was secured by properties in any other single geographic region.

                At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 53% for office, 14% for residential, 10% for hotels, 9% for industrial, 8% for retail and 6% for other.

4.      Deferred Policy Acquisition Costs

                The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                               Years ended December 31,
                                         ------------------------------------
                                            2004         2003         2002
                                         ---------     ---------    ---------
Balance at beginning of year             $ 307,175     $ 386,258    $ 457,694
Acquisition costs deferred                  10,254        53,661       51,983
Amortization charged to income             (74,381)      (91,048)     (76,703)
Effect of net unrealized gains(losses)      10,726       (41,696)     (41,706)
DAC transfer for terminated reinsurance          -             -       (5,010)
                                         ---------     ---------    ---------
Balance at end of year                   $ 253,774     $ 307,175    $ 386,258
                                         =========     =========    =========


                During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company released deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5.      Policyholder Contract Deposits and Future Policy Benefits

        (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2004 and 2003 follows (in thousands):

                                                          2004          2003
                                                      ------------  ------------
        Policyholder contract deposits:
        Annuities                                     $  3,698,107  $  3,831,436
        Universal life                                     445,538       432,318
        Guaranteed investment contracts ("GICs")         1,247,678     1,405,624
        Corporate-owned life insurance                   1,593,169     1,606,894
        Other contract deposits                             31,831        33,732
                                                      ------------  ------------
                                                      $  7,016,323  $  7,310,004
                                                      ============  ============

                                                          2004          2003
                                                      ------------  ------------
        Future policy benefits:
        Ordinary life                                 $     71,398  $     68,919
        Group life                                          19,234        17,081
        Life contingent annuities                        1,035,580     1,013,088
        Terminal funding                                 1,133,143     1,112,932
        Accident and health                                115,306       107,443
                                                      ------------  ------------
                                                      $  2,374,661  $  2,319,463
                                                      ============  ============

        (b) The liability for policyholder contract deposits has been established based on the following assumptions:

                (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.8 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

                (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.81 percent to 7.8 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

                (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.69 percent.

                (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of
                        4.50 percent to 6.15 percent and guarantees ranging from
                        3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

        (c) The liability for future policy benefits has been established based upon the following assumptions:

                (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.62 percent and grade to not less than 1.85 percent.

5.      Policyholder Contract Deposits and Future Policy Benefits - (continued):

                (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.2 percent.

6.      Reserves For Guaranteed Benefits:

        Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                 Return of Net Deposits
                                                  Plus a Minimum Return
                                                 ----------------------
                                                  (dollars in millions)

         Account value                                     $      1,886
         Net amount at risk (a)                                     102
         Average attained age of contract holders                    68
         Range of GMDB increase rates (b)                  0.00%-10.00%

        (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
        (b)     Reinsured with top rated companies

        The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                     (in thousands)
          Balance at January 1, 2004 (b)              $        733
          Guaranteed benefits incurred                       1,930
          Guaranteed benefits paid                          (2,311)
                                                      ------------
          Balance at December 31, 2004                $        352
                                                      ============

        (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

        The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

        .       Data used was 1,000 stochastically generated investment
                performance scenarios.
        .       Mean investment performance assumption was 10%.
        .       Volatility assumption was 16%.
        .       Mortality was assumed to be 87.5% of the 1983a table.
        .       Lapse rates vary by contract type and duration and range from 5%
                to 25% with an average of 15%.
        .       The discount rate was 8%.

7.      Income Taxes

        (a)     Income tax liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                         2004          2003
                                                     ------------  ------------
                                                                    (Restated)
Current tax receivables                              $      6,779  $     17,799
Deferred tax liabilities                                 (244,290)     (234,267)
                                                     ------------  ------------
          Income taxes payable                       $   (237,511) $   (216,468)
                                                     ============  ============

        The components of deferred tax assets and liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                         2004          2003
                                                     ------------  ------------
                                                                    (Restated)
Deferred tax assets applicable to:
  Policy reserves                                    $     37,696  $     42,775
  Basis differential of investments                         4,620        16,037
  Other                                                     5,991           121
                                                     ------------  ------------
    Total deferred tax assets                              48,307        58,933
                                                     ------------  ------------

Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                       88,821       107,511
   Net unrealized appreciation on debt and equity
    securities available for sale                         201,525       171,177
   Other                                                    2,251        14,512
                                                     ------------  ------------
    Total deferred tax liabilities                        292,597       293,200
                                                     ------------  ------------
Net deferred tax liabilities                         $   (244,290) $   (234,267)
                                                     ============  ============

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $772,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences
          (in thousands):

                                                Years ended December 31,
                                       -----------------------------------------
                                           2004           2003          2002
                                       -----------     ----------    ----------
                                                        (Restated)    (Restated)
Income tax (benefit) at statutory
 percentage of GAAP pretax income
 (loss)                                $    51,620     $   56,492    $    4,498
State income tax                               315             78         1,272
Dividends received deduction                     -              -          (630)
Prior year true-up                          (1,540)          (759)       (1,125)
Other                                          (11)          (481)            6
                                       -----------     ----------    ----------
Income tax expense                     $    50,384     $   55,330    $    4,021
                                       ===========     ==========    ==========

        (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2001. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

                The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.      Commitments and Contingencies

                The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

9.      Derivative Financial Instruments

        (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

                Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholders' equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

        (b)     Risks Inherent In the Use of Derivatives:

                Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

        (c) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

                Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

                The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

                Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

        (c)     Interest Rate and Currency Swap Agreements - (continued):

                Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                                    2004          2003
                                                                                  -------       -------
Liability swaps
    Interest rate swap agreements to receive floating rate:
        Notional amount                                                           $ 626.9       $ 606.9
        Fair Value                                                                  (20.0)        (37.0)
    Currency swap agreements (receive U.S. dollars/pay Koruna):
        Notional amount (in U.S. dollars)                                         $  52.4       $  52.4
        Fair Value                                                                   23.0          (4.0)
    Currency swap agreements (receive U.S. dollars/pay Euro dollars):
        Notional amount (in U.S. dollars)                                         $  51.1       $  51.1
        Fair Value                                                                   29.0          21.0
    Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
        Notional amount (in U.S. dollars)                                               -       $  58.3
        Fair Value                                                                      -          11.0

Asset Swaps:
    Currency swap agreements (receive U.S. dollars/pay Euro dollars):
       Notional amount (in U.S. dollars)                                          $  15.8       $  15.8
       Fair Value                                                                    (5.0)         (4.0)
    Currency swap agreements (receive U.S. dollars/pay British pounds):
       Notional amount (in U.S. dollars)                                          $  50.0             -
       Fair Value                                                                    (5.0)            -
    Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
       Notional amount (in U.S. dollars)                                          $   7.3             -
       Fair Value                                                                    (2.0)            -

10.     Fair Value of Financial Instruments

        (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

        The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                  Fair              Carrying
2004                                             Value               Amount
----                                        ---------------     ----------------
    Cash and short-term investments         $        52,928     $         52,928
    Fixed maturities                              9,879,583            9,879,583
    Equity securities                                 7,782                7,782
    Mortgage and policy loans                       759,014              748,791
    Investment contracts                          4,972,727            4,945,786
    Other long-term investments                      68,168               68,168
    Assets and liabilities related
          to separate accounts                    3,218,345            3,218,345
    Derivative assets                                52,886               52,886
    Derivative liabilities                           40,494               40,494

                                                   Fair              Carrying
2003                                              Value               Amount
----                                        ---------------     ----------------
                                                                    (Restated)
    Cash and short-term investments         $        20,405     $         20,405
    Fixed maturities                              9,834,315            9,834,315
    Equity securities                                 3,885                3,885
    Mortgage and policy loans                       758,274              732,675
    Investment contracts                          5,496,930            5,237,060
    Other long-term investments                      84,338               84,338
    Assets and liabilities related
     to separate accounts                         3,209,288            3,209,288
    Derivative assets                                36,495               36,495
    Derivative liabilities                           45,935               45,935

        (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

                Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

                Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

        Equity securities: Fair values for equity securities were based upon quoted market prices.

        Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

        Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

        Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

        Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

        Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.     Shareholders' Equity:

        (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 2,500 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2004 and 2003. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

        (b) The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2004 and 2003, the Company paid dividends of $11,725,000 and $11,600,000, respectively, to its shareholders.

        (c) The Company recorded a capital contribution from its parent in the amount of $90 million during 2003. The contribution was received by the Company subsequent to December 31, 2003. The Company also recorded a capital contribution from its parent in the amount of $59 million during 2002, that was received during 2003.

12.     Employee Benefits

        (a) Effective January 1, 2002, substantially all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.     Reinsurance

        (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

                The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2004                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    36,527,437               163,299          365,337     140,710          669,346
     Assumed - Nonaffiliated               -                  (113)               -           -             (113)
     Assumed - Affiliated             10,949                   (49)               -           -              (49)
                             ---------------       -------------------------------------------------------------
Total Assumed                         10,949                  (162)               -           -             (162)

     Ceded - Nonaffiliated        10,581,608                38,161            8,899       5,705           52,765
     Ceded - Affiliated            3,828,489                   764          316,288           -          317,052
                             ---------------       -------------------------------------------------------------
Total Ceded                       14,410,097                38,925          325,187       5,705          369,817
                             ---------------       -------------------------------------------------------------
Net Premiums                      22,128,289               124,212           40,150     135,005          299,367
                             ===============       =============================================================
Percentage of Amount Assumed            0.05%                 0.13%               -              -          0.06%
to Net

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2003                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    41,971,038             152,345          341,266       62,945           556,556
     Assumed - Nonaffiliated               -                 113                -            -               113
     Assumed - Affiliated             18,593                  (9)         (33,385)           -           (33,394)
                             ---------------       -------------------------------------------------------------
Total Assumed                         18,593                 104         (33,385)            -           (33,281)

     Ceded - Nonaffiliated        10,887,505              25,131           19,702        6,422            51,255
     Ceded - Affiliated            4,334,490                 (12)         250,592            -           250,580
                             ---------------       -------------------------------------------------------------
Total Ceded                       15,221,995              25,119          270,294        6,422           301,835
                             ---------------       -------------------------------------------------------------
Net Premiums                      26,767,636             127,330           37,587       56,523           221,440
                             ===============       =============================================================
Percentage of Amount Assumed            0.07%               0.08%          -88.82%           -            -15.02%
to Net

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2002                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    44,235,453              145,331           318,180     121,882          585,393
     Assumed - Nonaffiliated               -                                    274           -              274
     Assumed - Affiliated             32,236                    -            33,385           -           33,385
                             ---------------       -------------------------------------------------------------
Total Assumed                         32,236                    -            33,659           -           33,659

     Ceded - Nonaffiliated        11,432,735               23,948            21,508       6,546           52,002
     Ceded - Affiliated               99,071                 (285)          287,241           -          286,956
                             ---------------       -------------------------------------------------------------
Total Ceded                       11,531,806               23,663           308,749       6,546          338,958
                             ---------------       -------------------------------------------------------------
Net Premiums                      32,735,883              121,668            43,090     115,336          280,094
                             ===============       =============================================================
Percentage of Amount Assumed             0.1%                 0.1%             78.1%          -             12.0%
to Net

        (b) Reinsurance recoveries, which reduced death and other benefits, approximated $239,618,000 and $208,579,000, respectively, for each of the years ended December 31, 2004 and 2003.

                The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.     Transactions with Related Parties

        (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2004 was $317,052,000 and $20,133,000 respectively. Premium income and commission ceded for 2003 amounted to $250,580,000 and $19,719,000, respectively. Premium income and commission ceded to affiliates amounted to $286,956,000 and $19,671,000, respectively, for the year ended December 31, 2002.

        (b) (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $26,601,000,
                $25,800,000 and $48,756,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $17,155,000, respectively, for costs incurred by the Company but attributable to affiliates.

        (c) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

        (b) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Restatement
    -----------

       Certain financial statement components as of December 31, 2003 and 2002 and for the years then ended have been restated. These restatements relate to the corrections of a general allowance for mortgage loans inappropriately set up prior to 2002, an overstatement of reserves in 2002, cash flow information related to certain deposit-type products and other miscellaneous components.

       A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                                As of and for the year ended      As of and for the year ended
                                                                     December 31, 2003                 December 31, 2002
                                                               ------------------------------     -----------------------------
                                                               As originally                      As originally
                                                                   stated        Restated            stated        Restated
                                                               ------------------------------     -----------------------------
     Balance Sheets
     --------------
        Mortgage loans on real estate                             $   456,767     $  470,767
        Amounts due from related parties                               89,049         94,749
        Total assets                                               14,572,439     14,631,760
        Amounts due to related parties                                 19,564         19,664
        Income taxes payable                                          207,963        216,468
        Other liabilities                                              53,563         48,863
        Total liabilities                                          13,249,456     13,292,982
        Accumulated other comprehensive income                        312,966        312,206
        Retained earnings                                             452,850        469,405
        Total liabilities and shareholders' equity                 14,572,439     14,631,760



     Statements of Income
     --------------------
        Net investment income                                         709,945        706,945         $  725,475     $  723,918
        Realized capital gains(losses)                                 22,817         24,217           (151,424)      (119,989)
        Death and other benefits                                      279,112        289,338            306,543        296,317
        Insurance acquisition and other operating expenses            156,346        153,321            155,383        159,139
        Deferred income tax expense                                    29,146         26,023            (30,532)       (18,494)
        Net income (loss)                                             111,874        106,076            (13,524)         8,829



     Statements of Shareholders' Equity
     ----------------------------------
        Change in net unrealized appreciation of
          investments - net of reclassifications                      259,290        259,485            254,988        225,623
        Deferred income tax expense on
          above changes                                               (89,629)       (89,697)           (92,098)       (81,820)
        Accumulated other comprehensive income                        312,966        312,206            145,424        144,537
        Retained earnings                                             452,850        469,405            352,576        374,929
        Total shareholders' equity                                  1,322,983      1,338,778            965,167        986,633

                                      F-33

    -------------------------


                                                                As of and for the year ended      As of and for the year ended
                                                                     December 31, 2003                 December 31, 2002
                                                               ------------------------------     -----------------------------
                                                               As originally                      As originally
                                                                   stated        Restated            stated        Restated
                                                               ------------------------------     -----------------------------
     Statements of Cash Flows
     ------------------------
        Change in other policyholders' contracts                       70,645        (80,007)           362,844       (268,539)
        Interest credited to policyholder contracts                         -        351,518                  -        407,524
        Change in income taxes - net                                   32,179         29,056            (56,917)       (44,879)
        Change in deferred policy acquisition costs                    37,377         37,272             29,499         29,812
        Realized capital (gains) losses                               (22,817)       (24,217)           151,424        119,989
        Change in other assets and liabilities - net                                                     25,293         32,450
        Net cash provided by operating activities                     157,611        348,051            416,916        203,483
        Change in policy loans                                         82,146         84,946            (16,431)       (19,231)
        Change in other long-term investments                          19,435         16,835             11,790         14,390
        Net cash provided by (used in) investing activities           168,283        168,483           (604,709)      (604,909)
        Net policyholder account deposits/withdrawals                (373,294)             -            200,066              -
        Deposits on policyholder contracts                                  -        185,933                  -      1,112,583
        Withdrawals on policyholder contracts                               -       (749,867)                 -       (698,884)
        Net cash provided by (used in) financing activities          (325,894)      (516,534)           187,132        400,765

                                      F-34

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

(a)     Board of Directors Resolution.

        (1) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

        (2) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b)     Custodian Agreements.      Inapplicable

(c)     Underwriting Contracts.

        (1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (7)

        (2)     Form of Selling Group Agreement. (9)

(d)     Contracts.

        (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating, Form No. 11GVULD997. (2)

        (2) Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e)     Applications.

        (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (7)

        (2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997. (Filed herewith)

        (3)     Form of Subaccount Transfer Request form. (Filed herewith)

        (4)     Form of Premium Allocation form. (Filed herewith)

        (5)     Form of Loan/Surrender Request form. (Filed herewith)

        (6)     Form of Dollar Cost Averaging Request form. (Filed herewith)

        (7)     Form of Change Request form. (7)

        (8) Form of Reallocation and Rebalancing Request form. (Filed herewith)

(f)     Depositor's Certificate of Incorporation and By-Laws.

        (1)     Bylaws of AIG Life Insurance Company as of March 2000. (4)

        (2) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

        (3) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

        (4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (7)

        (5) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (9)

(g)     Reinsurance Contracts.     Inapplicable

(h)     Participation Agreements.

        (1)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (7)

        (1)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company. (7)

        (2)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company. (8)

        (2)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001. (8)

        (3)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company. (8)

        (4)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

        (4)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.
                (8)

        (4)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

        (5)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

        (5)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.
                (8)

        (5)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

        (6)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

        (7)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (8)

        (7)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001. (8)

        (7)(c) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 3, 2004. (Filed herewith)

        (8)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and AIG Life Insurance Company. (Filed herewith)

        (9)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company. (8)

        (9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company, dated June 16, 2003. (Filed herewith)

        (10)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company. (8)

        (11)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

        (11)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (7)

        (12)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (Filed herewith)

        (12)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (Filed herewith)

        (13)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG Life Insurance Company. (8)

        (14)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

        (14)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

        (15)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (8)

        (16)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance Company. (8)

(i)     Administrative Contracts.

        (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

        (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (7)

        (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (7)

        (4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (7)

        (5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, effective January 1, 2002. (7)

        (6) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (9)

        (7) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (Filed herewith)

(j)     Other Material Contracts.  None

(k)     Legal Opinion.

        (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

(l)     Actuarial Opinion.

        (1)     Opinion and Consent of AIG Life Insurance Company's actuary. (3)

        (2)     Opinion and Consent of AIG Life Insurance Company's actuary. (7)

(m)     Calculation. None

(n)     Other Opinions.

        (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)     Omitted Financial Statements. None

(p)     Initial Capital Agreements. None

(q)     Redeemability Exemption.

        (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (Filed herewith)

----------------------------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 28, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 16, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 27, 2004.

Item 27.  Directors and Officers of the Depositor

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Rodney O. Martin, Jr.                   Director, Chairman of the Board of
2929 Allen Parkway                      Directors, President and Chief
Houston, TX 77019                       Executive Officer

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

David J. Dietz                          Director and Chairman - Affluent &
830 Third Avenue                        Corporate Markets Profit Center
New York, NY 10022

M. Bernard Aidinoff                     Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David L. Herzog                         Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar                       Director, President - AIG Life Broker
750 West Virginia Street                Profit Center and Chief Executive
Milwaukee, WI 53204                     Officer - AIG Life Broker Profit Center

Royce G. Imhoff, II                     Director, President - Affluent &
2929 Allen Parkway                      Corporate Markets Profit Center and
Houston, TX 77019                       Chief Executive Officer - Affluent &
                                        Corporate Markets Profit Center

Donald P. Kanak, Jr.                    Director
70 Pine Street
New York, NY 10270

Richard J. Miller                       Director, President - Independent
2727 Allen Parkway                      Advisory Network Profit Center and
Houston, TX 77019                       Chief Executive Officer - Independent
                                        Advisory Network Profit Center

Ernest T. Patrikis                      Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                         Director, Chief Administrative Officer
2929 Allen Parkway                      and Executive Vice President
Houston, TX 77019

Martin J. Sullivan                      Director
70 Pine Street
New York, NY 10270

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Christopher J. Swift                    Director, Chief Financial Officer and
2929 Allen Parkway                      Executive Vice President
Houston, TX 77019

Thomas L. Booker                        President - Structured Settlements/SPIA
2727 Allen Parkway                      Profit Center
Houston, TX 77019

Stephen A. Gold                         President and Chief Executive Officer
70 Pine Street
New York, NY 10270

Lawrence J. O'Brien                     President - Agency Building Profit
2727 Allen Parkway                      Center
Houston, TX 77019

Jeffrey H. Carlson                      Chief Information Officer and Senior
2727-A Allen Parkway                    Vice President
Houston, TX 77019

Steven D. Anderson                      Senior Vice President - Independent
2929 Allen Parkway                      Advisor Group
Houston, TX 77019

David R. Armstrong                      Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Erik A. Baden                           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Wayne A. Barnard                        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein                     Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Patricia A. Bossi                       Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Rebecca G. Campbell                     Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Goldbloom                     Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding                    Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.                  Senior Vice President, Treasurer and
2727-A Allen Parkway                    Comptroller
Houston, TX 77019

S. Douglas Isreal                       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson                       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Kent D. Major                           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi                        Senior Vice President - Corporate
1 ALICO Plaza                           Markets
600 King Street
Wilmington, DE 19801

Dennis H. Roberts                       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Richard C. Schuettner                   Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett                        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

James P. Steele                         Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele                        Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Dan E. Trudan                           Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Michael Welsh                           Senior Vice President - Employee
3600 Route 66                           Benefits Center
Neptune, NJ 07754-1580

Frederic R. Yopps                       Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Steven E. Zimmerman                     Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon                         Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                          Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski                     Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen                       Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady                          Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman                    Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

James B. Brown                          Vice President
2727 Allen Parkway
Houston, TX 77019

Robert W. Chesner                       Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey                     Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Mark E. Childs                          Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi                        Vice President
2727-A Allen Parkway
Houston, TX 77019

Steven A. Dmytrack                      Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan                      Vice President
2727-A Allen Parkway
Houston, TX 77019

Donna F. Fahey                          Vice President
3600 Route 66
Neptune, NY 07754-1580

Farideh N. Farrokhi                     Vice President
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze                           Vice President
750 W. Virginia Street
Milwaukee, WI 53204

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

James A. Galli                          Senior Vice President
830 Third Avenue
New York, NY 10022

Frederick J. Garland, Jr.               Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard L. Gravette                     Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer                    Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger                   Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer                          Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel                         Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington                     Vice President
2727-A Allen Parkway
Houston, TX 77019

Neal C. Hasty                           Vice President
6363 Forest Park Road
Dallas, TX 75235

Thomas M. Hoffman                       Vice President - Human Resources
70 Pine Street
New York, NY 10270

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Keith C. Honig                          Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Walter P. Irby                          Vice President
2727-A Allen Parkway
Houston, TX 77019

David S. Jorgensen                      Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy                      Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman                        Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel                       Vice President
3600 Route 66
Neptune, NJ 07754-1580

Charles L. Levy                         Vice President
2727-A Allen Parkway
Houston, TX 77019

Linda K. Lewis                          Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                           Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers                         Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Gwendolyn J. Mallett                    Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash                         Vice President
3600 Route 66
Neptune, NJ 07754-1580

David S. Martin                         Vice President - Underwriting
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                           Vice President
2777 Allen Parkway
Houston, TX 77019

Gordon S. Massie                        Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall                        Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland                    Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante                     Vice President
70 Pine Street
New York, NY 10270

Candace A. Michael                      Vice President
2727-A Allen Parkway
Houston, TX 77019

Anne K. Milio                           Vice President
2727-A Allen Parkway
Houston, TX 77019

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Sylvia A. Miller                        Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy                       Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Carl T. Nichols                         Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Deanna D. Osmonson                      Vice President and Chief Compliance
2727 Allen Parkway                      Officer
Houston, TX 77019

Rembert R. Owen, Jr.                    Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne                           Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pederson                     Vice President
2727-A Allen Parkway
Houston, TX 77019

Cathy A. Percival                       Vice President
2727-A Allen Parkway
Houston, TX 77019

Teresa Y. Robbins                       Vice President
175 Water Street
New York, NY 10038

Dale W. Sachtleben                      Vice President
1 Franklin Square
Springfield, IL 62713

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Robert C. Sage                          Vice President
2727-A Allen Parkway
Houston, TX 77019

Kristen E. Sather                       Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                        Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                            Vice President
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                          Vice President
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton                     Vice President
#1 Franklin Square
Springfield, IL 62713

Paul K. Turner                          Vice President
675 Bering Dr.
Houston, TX 77057

Richard P. Vegh                         Vice President
3600 Route 66
Neptune, NJ 07754-1580

S. Michael Von Stein                    Vice President
1000 E. Woodfield Road
Schaumberg, IL 60173

Curt B. Vondrasek                       Vice President
1000 E. Woodfield Road
Schaumburg, IL 6-183

   Name and Principal                   Positions and Offices with Depositor
    Business Address                    AIG Life Insurance Company
------------------------                ----------------------------------------

Christian D. Weiss                      Vice President
2727-A Allen Parkway
Houston, TX 77019

Susan J. Wilhite                        Vice President
One Woodfield Lake
Schaumberg, IL. 60173

Elizabeth M. Tuck                       Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Set forth below is an organizational chart for AIG filed with the SEC on March 15, 2004 as Exhibit 21 to the Form 10-K. Footnotes to the organizational chart below are located at the end of Item 28. The current organizational chart for AIG can be found as Exhibit 21 in Form 10-K filed in 2005, SEC file number 001-08787.

                               SUBSIDIARIES OF AIG


                                                                                                            % of Voting
                                                                                                             Securities
                                                                                                               Owned by
                                                                                           Jurisdiction of          its
                                                                                             Incorporation    Immediate
                                                                                           or Organization    Parent(2)
                                                                                           ---------------  -----------
American International Group, Inc. (1) .......................................................... Delaware ........ (3)
     AIG Aviation, Inc. .......................................................................... Georgia ....... 100%
     AIG Bulgaria Insurance and Reinsurance Company EAD ......................................... Bulgaria ....... 100%
     AIG Capital Corporation .................................................................... Delaware ....... 100%
         AIG Consumer Finance Group, Inc. ....................................................... Delaware ....... 100%

                               SUBSIDIARIES OF AIG


                                                                                                            % of Voting
                                                                                                             Securities
                                                                                                               Owned by
                                                                                           Jurisdiction of          its
                                                                                             Incorporation    Immediate
                                                                                           or Organization    Parent(2)
                                                                                           ---------------  -----------

              AIG Bank Polska S.A ................................................................. Poland ..... 97.23%
              AIG Credit S.A ...................................................................... Poland ........ 80%
              Compania Financiera Argentina S.A ................................................ Argentina ...... 92.7%
         AIG Global Asset Management Holdings Corp. ............................................. Delaware ....... 100%
              AIG Capital Partners, Inc. ........................................................ Delaware ....... 100%
              AIG Global Investment Corp ...................................................... New Jersey ....... 100%
              John McStay Investment Counsel, L.P .................................................. Texas ..... 82.84%
         International Lease Finance Corporation .............................................. California ..... 64.85%(4)
     AIG Claim Services, Inc. ................................................................... Delaware ....... 100%
     AIG Credit Corp ........................................................................... Delaware ....... 100%
         A.I. Credit Corp .................................................................. New Hampshire ....... 100%
         Imperial Premium Finance, Inc. ....................................................... California ....... 100%
         Imperial Premium Finance, Inc. ......................................................... Delaware ....... 100%
     AIG Equity Sales Corp ...................................................................... New York ....... 100%
     AIG Federal Savings Bank ................................................................... Delaware ....... 100%
     AIG Finance Holdings, Inc. ................................................................. New York ....... 100%
         AIG Finance (Hong Kong) Limited ....................................................... Hong Kong ....... 100%
     AIG Financial Advisor Services, Inc ........................................................ Delaware ....... 100%
         AIG Financial Advisor Services (Europe), S.A ......................................... Luxembourg ....... 100%
     AIG Financial Products Corp ................................................................ Delaware ....... 100%
         AIG Matched Funding Corp ............................................................... Delaware ....... 100%
         Banque AIG ............................................................................... France ........ 90%(5)
     AIG Funding, Inc. .......................................................................... Delaware ....... 100%
     AIG Global Real Estate Investment Corp ..................................................... Delaware ....... 100%
     AIG Global Trade & Political Risk Insurance Company ...................................... New Jersey ....... 100%
     A.I.G. Golden Insurance Ltd. ................................................................. Israel ..... 50.01%
     AIG Life Insurance Company ................................................................. Delaware ........ 79%(6)
     AIG Life Insurance Company of Canada ......................................................... Canada ....... 100%
     AIG Life Insurance Company of Puerto Rico ............................................... Puerto Rico ....... 100%
     AIG Marketing, Inc. ........................................................................ Delaware ....... 100%
     AIG Memsa, Inc. ........................................................................... Delaware ....... 100%
         Tata AIG General Insurance Company Limited ................................................ India ........ 26%
     AIG Private Bank Ltd. ................................................................... Switzerland ....... 100%
     AIG Retirement Services, Inc. .............................................................. Delaware ....... 100%(7)
         SunAmerica Life Insurance Company ....................................................... Arizona ....... 100%
              SunAmerica Investments, Inc. ....................................................... Georgia ........ 70%(8)
                  AIG Advisor Group, Inc. ....................................................... Maryland ....... 100%
                      Advantage Capital Corporation ............................................. New York ....... 100%
                      FSC Securities Corporation ................................................ Delaware ....... 100%
                      Sentra Securities Corporation ........................................... California ....... 100%
                      Spelman & Co., Inc. ..................................................... California ....... 100%
                      SunAmerica Securities, Inc. ............................................... Delaware ....... 100%
                  AIG SunAmerica Life Assurance Company .......................................... Arizona ....... 100%(9)
                  Saamsun Holdings Corp ......................................................... Delaware ....... 100%

                               SUBSIDIARIES OF AIG


                                                                                                            % of Voting
                                                                                                             Securities
                                                                                                               Owned by
                                                                                           Jurisdiction of          its
                                                                                             Incorporation    Immediate
                                                                                           or Organization    Parent(2)
                                                                                           ---------------  -----------

                      SAM Holdings Corporation................................................. California ....... 100%
                           AIG SunAmerica Asset Management Corp. ................................ Delaware ....... 100%
                           AIG SunAmerica Capital Services. Inc. ................................ Delaware ....... 100%
                      Sun Royal Holdings Corporation........................................... California ....... 100%
         Royal Alliance Associates, Inc. ........................................................ Delaware ....... 100%
     First SunAmerica Life Insurance Company..................................................... New York ....... 100%
AIG Risk Management, Inc. ....................................................................... New York ....... 100%
AIG Technologies, Inc. ..................................................................... New Hampshire ....... 100%
AIGTI, Inc. ..................................................................................... Delaware ....... 100%
AIG Trading Group Inc. .......................................................................... Delaware ....... 100%
     AIG International, Inc. .................................................................... Delaware ....... 100%
AIU Insurance Company ........................................................................... New York ........ 52%(10)
AIU North America, Inc. ......................................................................... New York ....... 100%
American General Corporation ....................................................................... Texas ....... 100%
     American General Bancassurance Services, Inc. .............................................. Illinois ....... 100%
     AGC Life Insurance Company ................................................................. Missouri ....... 100%
         AIG Assurance Canada ..................................................................... Canada ....... 100%(11)
         AIG Life of Bermuda, Ltd. ............................................................... Bermuda ....... 100%
         American General Life and Accident Insurance Company .................................. Tennessee ....... 100%
         American General Life Insurance Company ................................................... Texas ....... 100%
              American General Annuity Service Corporation ......................................... Texas ....... 100%
              AIG Enterprise Services, LLC ...................................................... Delaware ....... 100%
              American General Equity Services Corporation ...................................... Delaware ....... 100%
              American General Life Companies, LLC .............................................. Delaware ....... 100%
              The Variable Annuity Life Insurance Company .......................................... Texas ....... 100%
                  VALIC Retirement Services Company ................................................ Texas ....... 100%
                  VALIC Trust Company .............................................................. Texas ....... 100%
         American General Property Insurance Company ........................................... Tennessee ..... 51.85%(12)
              American General Property Insurance Company of Florida ............................. Florida ....... 100%
         AIG Annuity Insurance Company ............................................................. Texas ....... 100%
         The United States Life Insurance Company in the City of New York ....................... New York ....... 100%
     American General Finance, Inc. .............................................................. Indiana ....... 100%
         AGF Investment Corp. .................................................................... Indiana ....... 100%
         American General Auto Finance, Inc. .................................................... Delaware ....... 100%
         American General Finance Corporation..................................................... Indiana ....... 100%
              Crossroads Mortgage, Inc. ........................................................ Tennessee ....... 100%
              ENM, Inc. ........................................................................ Tennessee ....... 100%
              MorEquity, Inc. ..................................................................... Nevada ....... 100%
                  Wilmington Finance, Inc. ...................................................... Delaware ....... 100%
              Merit Life Insurance Co. ........................................................... Indiana ....... 100%
              Yosemite Insurance Company ......................................................... Indiana ....... 100%
                  CommoLoCo, Inc. ............................................................ Puerto Rico ....... 100%
              American General Financial Services of Alabama, Inc. ............................... Alabama ....... 100%
              HSA Residential Mortgage Services of Texas, Inc. .................................. Delaware ....... 100%
         American General Investment Management Corporation...................................... Delaware ....... 100%
         American General Realty Investment Corporation ............................................ Texas ....... 100%
         American General Assurance Company ..................................................... Illinois ....... 100%

                               SUBSIDIARIES OF AIG


                                                                                                            % of Voting
                                                                                                             Securities
                                                                                                               Owned by
                                                                                           Jurisdiction of          its
                                                                                             Incorporation    Immediate
                                                                                           or Organization    Parent(2)
                                                                                           ---------------  -----------

                  American General Indemnity Company .............................................Illinois ....... 100%
                  USLIFE Credit Life Insurance Company of Arizona .................................Arizona ....... 100%
              Knickerbocker Corporation .............................................................Texas ....... 100%
American Home Assurance Company ..................................................................New York ....... 100%
     AIG Hawaii Insurance Company, Inc. ............................................................Hawaii ....... 100%
         American Pacific Insurance Company, Inc. ..................................................Hawaii ....... 100%
     American International Insurance Company ....................................................New York ....... 100%
         American International Insurance Company of California, Inc. ..........................California ....... 100%
         American International Insurance Company of New Jersey ................................New Jersey ....... 100%
         Minnesota Insurance Company ............................................................Minnesota ....... 100%
         American International Realty Corp. .....................................................Delaware ...... 31.5%(13)
         Pine Street Real Estate Holdings Corp. .............................................New Hampshire ..... 31.47%(13)
         Transatlantic Holdings, Inc. ............................................................Delaware ..... 33.61%(14)
              Transatlantic Reinsurance Company ..................................................New York ....... 100%
                  Putnam Reinsurance Company .....................................................New York ....... 100%
                  Trans Re Zurich .............................................................Switzerland ....... 100%
American International Insurance Company of Delaware .............................................Delaware ....... 100%
American International Life Assurance Company of New York ........................................New York ..... 77.52%(15)
American International Reinsurance Company, Ltd. ..................................................Bermuda ....... 100%
     AIG Edison Life Insurance Company ..............................................................Japan ........ 90%(16)
     American International Assurance Company, Limited ..........................................Hong Kong ....... 100%
         American International Assurance Company (Australia) Limited ...........................Australia ....... 100%
     American International Assurance Company (Bermuda) Limited ...................................Bermuda ....... 100%
         American International Assurance Co. (Vietnam) Limited....................................Vietnam ....... 100%
         Tata AIG Life Insurance Company Limited ....................................................India ........ 26%
     Nan Shan Life Insurance Company, Ltd. .........................................................Taiwan ........ 95%
American International Underwriters Corporation ..................................................New York ....... 100%
American International Underwriters Overseas, Ltd. ................................................Bermuda ....... 100%
     AIG Europe (Ireland) Limited .................................................................Ireland ....... 100%
     AIG Europe (U.K.) Limited ....................................................................England ....... 100%
     AIG Brasil Companhia de Seguros ...............................................................Brazil ........ 50%
     Universal Insurance Co., Ltd. ...............................................................Thailand ....... 100%
     La Seguridad de Centroamerica, Compania de Seguros S.A. ....................................Guatemala ....... 100%
     American International Insurance Company of Puerto Rico ..................................Puerto Rico ....... 100%
     A.I.G. Colombia Seguros Generales S.A. ......................................................Colombia ....... 100%
     American International Underwriters GmBH .....................................................Germany ....... 100%
     Underwriters Adjustment Company, Inc. .........................................................Panama ....... 100%
     American Life Insurance Company .............................................................Delaware ....... 100%
         AIG Life (Bulgaria) Z.D. A.D ............................................................Bulgaria ....... 100%
         ALICO, S.A ................................................................................France ....... 100%
         American Life Insurance Company (Kenya) Limited ............................................Kenya ..... 66.67%
         Pharaonic American Life Insurance Company ..................................................Egypt ..... 71.63%
     AIG Life Insurance Company (Switzerland) Ltd. ............................................Switzerland ....... 100%
     American Security Life Insurance Company, Ltd. ..........................................Lichtenstein ....... 100%
     Birmingham Fire Insurance Company of Pennsylvania .......................................Pennsylvania ....... 100%
     China America Insurance Company, Ltd. .......................................................Delaware ........ 50%
     Commerce and Industry Insurance Company .....................................................New York ....... 100%

                               SUBSIDIARIES OF AIG


                                                                                                            % of Voting
                                                                                                             Securities
                                                                                                               Owned by
                                                                                           Jurisdiction of          its
                                                                                             Incorporation    Immediate
                                                                                           or Organization    Parent(2)
                                                                                           ---------------  -----------

     Commerce and Industry Insurance Company of Canada ........................................... Ontario ....... 100%
     Delaware American Life Insurance Company ................................................... Delaware ....... 100%
     Hawaii Insurance Consultants, Ltd. ........................................................... Hawaii ....... 100%
     HSB Group, Inc. ............................................................................ Delaware ....... 100%
         The Hartford Steam Boiler Inspection and Insurance Company .......................... Connecticut ....... 100%
              The Allen Insurance Company, Ltd. .................................................. Bermuda ....... 100%
              The Hartford Steam Boiler Inspection and Insurance Company of Connecticut ...... Connecticut ....... 100%
              HSB Engineering Insurance Limited .................................................. England ....... 100%
                  The Boiler Inspection and Insurance Company of Canada ........................... Canada ....... 100%
     The Insurance Company of the State of Pennsylvania ..................................... Pennsylvania ....... 100%
     Landmark Insurance Company ................................................................ California ....... 100%
     Mt. Mansfield Company, Inc. ................................................................. Vermont ....... 100%
National Union Fire Insurance Company of Pittsburgh, Pa ..................................... Pennsylvania ....... 100%
     American International Specialty Lines Insurance Company ..................................... Alaska ........ 70%(17)
     Lexington Insurance Company ................................................................ Delaware ........ 70%(17)
         GE Property & Casualty Insurance Company ........................................... Pennsylvania ....... 100%
              GE Casualty Insurance Company ................................................. Pennsylvania ....... 100%
                  GE Indemnity Insurance Company ............................................ Pennsylvania ....... 100%
              GE Auto & Home Assurance Company .............................................. Pennsylvania ....... 100%
              Bayside Casualty Insurance Company .............................................. New Jersey ....... 100%
         JI Accident & Fire Insurance Co. Ltd. ..................................................... Japan ........ 50%
     National Union Fire Insurance Company of Louisiana ........................................ Louisiana ....... 100%
     National Union Fire Insurance Company of Vermont ............................................ Vermont ....... 100%
     21st Century Insurance Group ............................................................. California ..... 33.03%(18)
         21st Century Insurance Company ....................................................... California ....... 100%
         21st Century Casualty Company ........................................................ California ....... 100%
         21st Century Insurance Company of Arizona ............................................... Arizona ....... 100%
     Starr Excess Liability Insurance Company, Ltd. ............................................. Delaware ....... 100%
         Starr Excess Liability Insurance International Ltd. ..................................... Ireland ....... 100%
NHIG Holding Corp. .............................................................................. Delaware ....... 100%
     Audubon Insurance Company ................................................................. Louisiana ....... 100%
         Audubon Indemnity Company ........................................................... Mississippi ....... 100%
         Agency Management Corporation ......................................................... Louisiana ....... 100%
              The Gulf Agency, Inc. .............................................................. Alabama ....... 100%
     New Hampshire Insurance Company ........................................................ Pennsylvania ....... 100%
         AIG Europe, S.A .......................................................................... France ....... (19)
         AI Network Corporation ................................................................. Delaware ....... 100%
         American International Pacific Insurance Company ....................................... Colorado ....... 100%
         American International South Insurance Company ..................................... Pennsylvania ....... 100%
         Granite State Insurance Company .................................................... Pennsylvania ....... 100%
         New Hampshire Indemnity Company, Inc. .............................................. Pennsylvania ....... 100%
         AIG National Insurance Company, Inc. ................................................... New York ....... 100%
         Illinois National Insurance Co. ........................................................ Illinois ....... 100%
         New Hampshire Insurance Services, Inc. ............................................ New Hampshire ....... 100%
     AIG Star Life Insurance Co., Ltd .............................................................. Japan ....... 100%
Pharaonic Insurance Company, S.A.E ................................................................. Egypt ..... 89.98%
The Philippine American Life and General Insurance Company ................................... Philippines ..... 99.78%

                               SUBSIDIARIES OF AIG


                                                                                                            % of Voting
                                                                                                             Securities
                                                                                                               Owned by
                                                                                           Jurisdiction of          its
                                                                                             Incorporation    Immediate
                                                                                           or Organization    Parent(2)
                                                                                           ---------------  -----------

     Pacific Union Assurance Company .......................................................... California ....... 100%
     Philam Equitable Life Assurance Company, Inc. ........................................... Philippines ..... 95.31%
     The Philippine American General Insurance Company, Inc. ................................. Philippines ....... 100%
         Philam Insurance Company, Inc. ...................................................... Philippines ....... 100%
Risk Specialist Companies, Inc. ................................................................. Delaware ....... 100%
United Guaranty Corporation ............................................................... North Carolina ..... 36.3l%(20)
     United Guaranty Insurance Company .................................................... North Carolina ....... 100%
     United Guaranty Mortgage Insurance Company ........................................... North Carolina ....... 100%
     United Guaranty Mortgage Insurance Company of North Carolina ......................... North Carolina ....... 100%
     United Guaranty Partners Insurance Company .................................................. Vermont ........ 80%
     United Guaranty Residential Insurance Company of North Carolina ...................... North Carolina ....... 100%
     United Guaranty Residential Insurance Company ........................................ North Carolina ..... 75.03%(21)
         United Guaranty Commercial Insurance Company of North Carolina ................... North Carolina ....... 100%
         United Guaranty Mortgage Indemnity Company ....................................... North Carolina ....... 100%
         United Guaranty Credit Insurance Company ......................................... North Carolina ....... 100%
     United Guaranty Services, Inc. ....................................................... North Carolina ....... 100%

--------------------------------------------------------------------------------

(1) All subsidiaries listed are consolidated in the financial statements of AIG filed in its Form 10-K in 2004, SEC file number 001-08787. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)     Percentages include directors' qualifing shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and
        2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)     Also owned 10 percent by AIG Matched Funding Corp.
(6)     Also owned 21 percent by Commerce and Industry Insurance Company.
(7)     Formerly known as AIG SunAmerica Inc.
(8)     Also owned 30 percent by AIG Retirement Services. Inc.
(9)     Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11)    Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life andAccident Insurance Company.
(13)    Also owned by 11 other AIG subsidiaries.
(14)    Also owned 26.06 percent by AIG.
(15)    Also owned 22.48 percent by American Home Assurance Company.
(16)    Also owned 10 percent by a subsidiary of American Life Insurance
        Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19)    100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
        0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 29. Indemnification

The corporation shall, to the fullest extent permitted by Section 145 of the Delaware General Corporation Law, indemnify any and all of its directors and officers, who shall serve as an officer or director of the corporation at the request of the corporation, from and against any and all of the expenses, liabilities, or other matters referred to in or covered by said section and the indemnification provided for herein shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any other provision of the bylaws, the certificate of incorporation, any agreement, any vote of the stockholders or disinterested directors or otherwise, both as to action in their official capacity while holding such office and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account I of AIG Life Insurance Company, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b)     Management.

   Name and Principal               Positions and Offices with Underwriter
    Business Address                American General Equity Services Corporation
------------------------            --------------------------------------------

Rodney O. Martin, Jr.               Director and Chairman of the Board of
2929 Allen Parkway                  Directors
Houston, TX 77019

Mark R. McGuire                     Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis                  Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                     Director
2929 Allen Parkway
Houston, TX 77019

   Name and Principal               Positions and Offices with Underwriter
    Business Address                American General Equity Services Corporation
------------------------            --------------------------------------------

Richard J. Miller                   President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.              Vice President
2727A Allen Parkway
Houston, TX 77019

Lucille S. Martinez                 Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson                  Vice President, Chief Compliance Officer and
2727 Allen Parkway                   AntiMoney Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck                   Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski              Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                     Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                     Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

   Name and Principal               Positions and Offices with Underwriter
    Business Address                American General Equity Services Corporation
------------------------            --------------------------------------------

Barbara J. Moore                    Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                      Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)     Compensation From the Registrant.

                                                   Compensation on
                            Net Underwriting       Events Occasioning
Name of Principal           Discounts and          the Deduction of a        Brokerage
Underwriter                 Commissions            Deferred Sales Load       Commissions         Other Compensation
American General Equity          0                          0                    0                          0
Services Corporation

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32. Management Services       Inapplicable

Item 33. Fee Representation

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 29th day of April, 2005.

                                        VARIABLE ACCOUNT II OF AIG LIFE
                                        INSURANCE COMPANY
                                        (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND COMPTROLLER

[SEAL]

ATTEST: LAUREN W. JONES
        ----------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                          Date
---------                        -----                          ----


RODNEY O. MARTIN, JR.            Director, Chairman,            April 29, 2005
------------------------------   President and Chief
RODNEY O. MARTIN, JR.            Executive Officer


CHRISTOPHER J. SWIFT             Director and Chief             April 29, 2005
------------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF              Director                       April 29, 2005
------------------------------
M. BERNARD AIDINOFF


DAVID J. DIETZ                   Director                       April 29, 2005
------------------------------
DAVID J. DIETZ


DAVID L. HERZOG                  Director                       April 29, 2005
------------------------------
DAVID L. HERZOG


RICHARD A. HOLLAR                Director                       April 29, 2005
------------------------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II               Director                       April 29, 2005
------------------------------
ROYCE G. IMHOFF II

Signature                        Title                          Date
---------                        -----                          ----


DONALD P. KANAK, JR.             Director                       April 29, 2005
------------------------------
DONALD P. KANAK, JR.


RICHARD J. MILLER                Director                       April 29, 2005
------------------------------
RICHARD J. MILLER


ERNEST T. PATRIKIS               Director                       April 29, 2005
------------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                  Director                       April 29, 2005
------------------------------
GARY D. REDDICK


MARTIN J. SULLIVAN               Director                       April 29, 2005
------------------------------
MARTIN J. SULLIVAN

                                  EXHIBIT INDEX

Item 26. Exhibits

(e)(2)       Form of Supplemental Application for Life Insurance, Form No.
             14GVSUP997.

(e)(3)       Form of Subaccount Transfer Request form.

(e)(4)       Form of Premium Allocation form.

(e)(5)       Form of Loan/Surrender Request form.

(e)(6)       Form of Dollar Cost Averaging Request form.

(e)(8)       Form of Reallocation and Rebalancing Request form.

(h)(7)(c) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 3, 2004.

(h)(8)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and AIG Life Insurance Company.

(h)(9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company, dated June 16, 2003.

(h)(12)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company.

(h)(12)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company.

(i)(7) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004.

(n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

(q)(1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.

                                       E-2